UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders

VALIC Company II

Semi-Annual Report, February 29, 2012

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 29, 2012

VALIC Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ending February 29, 2012. We encourage you to carefully read this report and thank you for your investment.

Overall, the six-months of the reporting period generally experienced positive results. The total return for the S&P 500® Index*, a widely regarded gauge of the U.S. equity market, was a positive 13.31% for the six-month period. The Barclays Capital U.S. Aggregate Bond Index**, a broad measure of the bond market, was also positive for the period with a return of 2.73%. The MSCI EAFE Index (net)***, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, likewise posted a positive 4.13% return.

The ride, however, was bumpy at times. September saw large swings in the equity markets that stemmed, in part, from fears of a slowing economy and disappointing news for major economies, especially lingering concerns about the European debt crisis. In contrast, by the fourth quarter 2011, volatility eased marking the beginning of a smoother market ride. Rising from the lows of the selloff of September, October began a general upswing in the markets that continued through the end of the reporting period. This general rally reflected stronger than anticipated corporate earnings, signs of improvement in the US economy and actions taken by the European Central Bank to reduce fears, at least for a time, of an immediate credit crisis in the European banking sector.

As recent market history demonstrates, gains made during one reporting period can quickly diminish in subsequent periods. This fact has not been lost on many investors who understandably remain cautious. Although prospects for the global economy appear to be slowly improving, many improvements are fragile and significant economic challenges remain. Economic growth remains weak and unemployment high in many countries. In the US and many other developed nations, high levels of debt, whether government, business or consumer, continue to raise concerns. Additionally, rising oil and gas prices pose a further threat to any sustained recovery.

Given these uncertainties, we continue to believe that long-term investors usually benefit by a well-diversified portfolio, invested across asset classes, investment styles and geographic borders. After this reporting period’s returns, you may need to rebalance or make other changes to your portfolio. We encourage you to review your portfolio with your financial advisor, who can assist you in understanding your investments and clearly identifying your risk tolerance and long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International (MSCI), Europe, Australasia, Far East (EAFE) Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 30, 2011, the index consisted of 22 developed market country indices.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — February 29, 2012 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2011 and held until February 29, 2012. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans, or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 29, 2012” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 29, 2012” column and the “Expense Ratio as of February 29, 2012” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 29, 2012” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 29, 2012” column and the “Expense Ratio as of February 29, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 29, 2012” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — February 29, 2012 (Unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at September 1, 2011	Ending Account Value Using Actual Return at February 29, 2012	Expenses Paid During the Six Months Ended February 29, 2012*	Beginning Account Value at September 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at February 29, 2012	Expenses Paid During the Six Months Ended February 29, 2012*	Expense Ratio as of February 29, 2012*
Aggressive Growth Lifestyle	$1,000.00	$1,100.64	$0.52	$1,000.00	$1,024.37	$0.50	0.10%
Capital Appreciation	$1,000.00	$1,137.01	$4.52	$1,000.00	$1,020.64	$4.27	0.85%
Conservative Growth Lifestyle	$1,000.00	$1,075.58	$0.52	$1,000.00	$1,024.37	$0.50	0.10%
Core Bond	$1,000.00	$1,040.06	$3.91	$1,000.00	$1,021.03	$3.87	0.77%
High Yield Bond	$1,000.00	$1,085.83	$4.98	$1,000.00	$1,020.09	$4.82	0.96%
International Small Cap Equity	$1,000.00	$1,013.83	$5.01	$1,000.00	$1,019.89	$5.02	1.00%
Large Cap Value@	$1,000.00	$1,111.60	$4.25	$1,000.00	$1,020.84	$4.07	0.81%
Mid Cap Growth@	$1,000.00	$1,089.53	$4.42	$1,000.00	$1,020.64	$4.27	0.85%
Mid Cap Value@	$1,000.00	$1,139.18	$5.58	$1,000.00	$1,019.64	$5.27	1.05%
Moderate Growth Lifestyle	$1,000.00	$1,089.64	$0.52	$1,000.00	$1,024.37	$0.50	0.10%
Money Market II	$1,000.00	$1,000.05	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Small Cap Growth@	$1,000.00	$1,143.88	$6.18	$1,000.00	$1,019.10	$5.82	1.16%
Small Cap Value@	$1,000.00	$1,088.49	$4.93	$1,000.00	$1,020.14	$4.77	0.95%
Socially Responsible	$1,000.00	$1,126.29	$2.96	$1,000.00	$1,022.08	$2.82	0.56%
Strategic Bond	$1,000.00	$1,049.29	$4.53	$1,000.00	$1,020.44	$4.47	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA documents for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value" would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 29, 2012" and the "Expense Ratios" would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2011	Ending Account Value Using Actual Return at February 29, 2012	Expenses Paid During the Six Months Ended February 29, 2012*	Beginning Account Value at September 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at February 29, 2012	Expenses Paid During the Six Months Ended February 29, 2012*	Expense Ratio as of February 29, 2012*
Large Cap Value	$1,000.00	$1,111.60	$4.15	$1,000.00	$1,020.93	$3.97	0.79%
Mid Cap Growth	$1,000.00	$1,089.53	$4.26	$1,000.00	$1,020.79	$4.12	0.82%
Mid Cap Value	$1,000.00	$1,139.18	$5.53	$1,000.00	$1,019.69	$5.22	1.04%
Small Cap Growth	$1,000.00	$1,143.88	$6.08	$1,000.00	$1,019.19	$5.72	1.14%
Small Cap Value	$1,000.00	$1,088.49	$4.88	$1,000.00	$1,020.19	$4.72	0.94%

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.9%
Fixed Income Investment Companies	22.7
International Equity Investment Companies	18.3
Real Estate Investment Companies	4.1

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES(#)(1) — 100.0%
Domestic Equity Investment Companies — 54.9%
VALIC Co. I Blue Chip Growth Fund	667,892	$7,981,312
VALIC Co. I Dividend Value Fund	2,319,892	22,340,562
VALIC Co. I Mid Cap Strategic Growth Fund	95,159	1,228,503
VALIC Co. I Nasdaq-100 Index Fund	1,457,715	9,125,294
VALIC Co. I Science & Technology Fund†	455,632	7,905,208
VALIC Co. I Small Cap Special Values Fund	310,836	2,952,946
VALIC Co. I Stock Index Fund	1,950,102	49,571,596
VALIC Co. II Capital Appreciation Fund	711,197	7,538,685
VALIC Co. II Mid Cap Growth Fund†	464,674	4,014,787
VALIC Co. II Mid Cap Value Fund	1,179,798	20,434,093
VALIC Co. II Small Cap Growth Fund	245,788	3,347,639
VALIC Co. II Small Cap Value Fund	219,113	2,837,511

Total Domestic Equity Investment Companies
(cost $122,412,840)		139,278,136

Fixed Income Investment Companies — 22.7%
VALIC Co. I Inflation Protected Fund	190,996	2,215,548
VALIC Co. II Core Bond Fund	2,702,512	29,673,584
VALIC Co. II High Yield Bond Fund	1,619,610	11,871,744
VALIC Co. II Strategic Bond Fund	1,225,395	13,773,441

Total Fixed Income Investment Companies
(cost $56,193,059)		57,534,317

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 18.3%
VALIC Co. I Emerging Economies Fund	3,283,781	$27,550,919
VALIC Co. I Foreign Value Fund	1,189,461	10,455,358
VALIC Co. I International Equities Fund	1,417,259	8,546,072

Total International Equity Investment Companies
(cost $42,423,434)		46,552,349

Real Estate Investment Companies — 4.1%
VALIC Co. I Global Real Estate Fund
(cost $8,892,129)	1,364,531	10,479,598

TOTAL INVESTMENTS
(cost $229,921,462)(2)	100.0%	253,844,400
Liabilities in excess of other assets	0.0	(2,034)

NET ASSETS —	100.0%	$253,842,366

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$139,278,136	$—	$—	$139,278,136
Fixed Income Investment Companies	57,534,317	—	—	57,534,317
International Equity Investment Companies	46,552,349	—	—	46,552,349
Real Estate Investment Companies	10,479,598	—	—	10,479,598

Total	$253,844,400	$—	$—	$253,844,400

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Computers	7.2%
Diversified Manufacturing Operations	5.7
Semiconductor Components — Integrated Circuits	5.2
Oil Companies — Exploration & Production	4.5
Retail — Apparel/Shoe	4.3
Medical — Biomedical/Gene	3.9
Applications Software	3.6
Machinery — Construction & Mining	3.3
Web Portals/ISP	3.2
Beverages — Non-alcoholic	2.8
Tobacco	2.7
Medical — Drugs	2.6
Computers — Memory Devices	2.4
Electronic Components — Semiconductors	2.3
Enterprise Software/Service	2.2
Oil — Field Services	2.1
Commercial Services — Finance	2.0
Multimedia	2.0
Time Deposits	1.9
Cosmetics & Toiletries	1.6
Auto/Truck Parts & Equipment — Original	1.6
Engines — Internal Combustion	1.6
Oil Field Machinery & Equipment	1.5
Retail — Regional Department Stores	1.3
Medical — Wholesale Drug Distribution	1.3
Agricultural Chemicals	1.3
E-Commerce/Products	1.2
Oil Companies — Integrated	1.2
E-Commerce/Services	1.2
Medical — Generic Drugs	1.2
Oil & Gas Drilling	1.1
Metal — Copper	1.1
Metal Processors & Fabrication	1.0
Retail — Building Products	1.0
Chemicals — Specialty	1.0
Retail — Restaurants	1.0
Computers — Integrated Systems	1.0
Finance — Credit Card	0.9
Software Tools	0.9
Banks — Super Regional	0.9
Internet Infrastructure Software	0.9
Pharmacy Services	0.8
Batteries/Battery Systems	0.8
Food — Retail	0.8
Apparel Manufacturers	0.8
Home Decoration Products	0.8
Chemicals — Diversified	0.7
Metal — Iron	0.7
Cruise Lines	0.7
Retail — Major Department Stores	0.7
Electronic Measurement Instruments	0.7
Transport — Services	0.6
Food — Misc.	0.6
Retail — Sporting Goods	0.6
Medical — HMO	0.5
Finance — Other Services	0.5

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.1%
Agricultural Chemicals — 1.3%
Monsanto Co.	8,290	$641,480

Apparel Manufacturers — 0.8%
Under Armour, Inc., Class A†	4,530	404,257

Applications Software — 3.6%
Citrix Systems, Inc.†	4,810	359,499
Intuit, Inc.	9,630	556,999
Red Hat, Inc.†	7,660	378,864
Salesforce.com, Inc.†	3,290	470,997

		1,766,359

Auto/Truck Parts & Equipment - Original — 1.6%
Delphi Automotive PLC†	13,950	446,400
Johnson Controls, Inc.	10,670	348,162

		794,562

Banks - Super Regional — 0.9%
Wells Fargo & Co.	13,550	423,980

Batteries/Battery Systems — 0.8%
Energizer Holdings, Inc.†	5,490	419,711

Beverages - Non-alcoholic — 2.8%
Coca - Cola Enterprises, Inc.	11,090	320,501
PepsiCo, Inc.	16,780	1,056,133

		1,376,634

Chemicals - Diversified — 0.7%
Air Products & Chemicals, Inc.	4,100	369,984

Chemicals - Specialty — 1.0%
Eastman Chemical Co.	8,800	476,344

Commercial Services - Finance — 2.0%
Mastercard, Inc., Class A	1,380	579,600
Paychex, Inc.	13,000	406,900

		986,500

Computers — 7.2%
Apple, Inc.†	6,620	3,590,953

Computers - Integrated Systems — 1.0%
Teradata Corp.†	7,110	473,171

Computers - Memory Devices — 2.4%
EMC Corp.†	24,610	681,451
SanDisk Corp.†	10,430	515,868

		1,197,319

Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	16,850	314,926
Procter & Gamble Co.	7,140	482,093

		797,019

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.	12,350	351,852

Diversified Manufacturing Operations — 5.7%
Cooper Industries PLC	11,670	714,437
Danaher Corp.	14,820	782,941
Dover Corp.	5,710	365,554
Eaton Corp.	18,490	964,993

		2,827,925

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	3,440	618,134

E-Commerce/Services — 1.2%
priceline.com, Inc.†	950	595,669

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.3%
Broadcom Corp., Class A†	13,090	$486,293
Texas Instruments, Inc.	20,300	677,005

		1,163,298

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	7,420	323,660

Engines - Internal Combustion — 1.6%
Cummins, Inc.	6,450	777,676

Enterprise Software/Service — 2.2%
Oracle Corp.	37,160	1,087,673

Finance - Credit Card — 0.9%
Discover Financial Services	15,030	451,050

Finance - Other Services — 0.5%
IntercontinentalExchange, Inc.†	1,850	255,226

Food - Misc. — 0.6%
Kraft Foods, Inc., Class A	7,670	291,997

Food - Retail — 0.8%
Whole Foods Market, Inc.	5,050	407,737

Home Decoration Products — 0.8%
Newell Rubbermaid, Inc.	21,140	386,862

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	3,390	423,614

Machinery - Construction & Mining — 3.3%
Caterpillar, Inc.	14,200	1,621,782

Medical - Biomedical/Gene — 3.9%
Alexion Pharmaceuticals, Inc.†	3,430	287,194
Biogen Idec, Inc.†	3,150	366,880
Celgene Corp.†	6,720	492,744
Gilead Sciences, Inc.†	11,270	512,785
Vertex Pharmaceuticals, Inc.†	7,490	291,511

		1,951,114

Medical - Drugs — 2.6%
Allergan, Inc.	3,820	342,234
Bristol - Myers Squibb Co.	7,090	228,085
Merck & Co., Inc.	6,210	237,036
Pfizer, Inc.	21,790	459,769

		1,267,124

Medical - Generic Drugs — 1.2%
Perrigo Co.	2,510	258,681
Watson Pharmaceuticals, Inc.†	5,630	328,341

		587,022

Medical - HMO — 0.5%
WellCare Health Plans, Inc.†	4,020	272,797

Medical - Wholesale Drug Distribution — 1.3%
McKesson Corp.	7,750	647,202

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	3,040	508,987

Metal - Copper — 1.1%
Freeport - McMoRan Copper & Gold, Inc.	12,440	529,446

Metal - Iron — 0.7%
Cliffs Natural Resources, Inc.	5,760	365,645

Multimedia — 2.0%
News Corp., Class A	20,900	415,283
Viacom, Inc., Class B	11,730	558,583

		973,866

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil & Gas Drilling — 1.1%
Ensco PLC ADR	9,200	$536,360

Oil Companies - Exploration & Production — 4.5%
EOG Resources, Inc.	7,870	896,078
Noble Energy, Inc.	2,810	274,396
Occidental Petroleum Corp.	5,000	521,850
Pioneer Natural Resources Co.	4,990	547,104

		2,239,428

Oil Companies - Integrated — 1.2%
Chevron Corp.	5,590	609,981

Oil Field Machinery & Equipment — 1.5%
Cameron International Corp.†	5,650	314,761
National Oilwell Varco, Inc.	5,490	453,090

		767,851

Oil - Field Services — 2.1%
Schlumberger, Ltd.	13,640	1,058,600

Pharmacy Services — 0.8%
Omnicare, Inc.	11,990	421,808

Retail - Apparel/Shoe — 4.3%
Express, Inc.†	11,750	279,650
Limited Brands, Inc.	9,270	431,333
Michael Kors Holdings, Ltd.†	8,840	382,330
PVH Corp.	7,280	618,873
Ross Stores, Inc.	7,710	411,174

		2,123,360

Retail - Building Products — 1.0%
Home Depot, Inc.	10,550	501,864

Retail - Major Department Stores — 0.7%
Nordstrom, Inc.	6,550	351,211

Retail - Regional Department Stores — 1.3%
Macy’s, Inc.	17,470	663,336

Retail - Restaurants — 1.0%
Starbucks Corp.	9,750	473,460

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.	6,480	$290,045

Semiconductor Components - Integrated Circuits — 5.2%
Analog Devices, Inc.	16,720	655,591
Cypress Semiconductor Corp.†	22,880	394,680
QUALCOMM, Inc.	24,280	1,509,731

		2,560,002

Software Tools — 0.9%
VMware, Inc., Class A†	4,350	430,172

Tobacco — 2.7%
Philip Morris International, Inc.	16,180	1,351,354

Transport - Services — 0.6%
FedEx Corp.	3,430	308,666

Web Portals/ISP — 3.2%
Google, Inc., Class A†	2,590	1,601,267

Total Long-Term Investment Securities
(cost $42,110,693)		48,694,396

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Time Deposits — 1.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 3/01/12
(cost $928,000)	$928,000	928,000

TOTAL INVESTMENTS
(cost $43,038,693)(1)	100.0%	49,622,396
Liabilities in excess of other assets	0.0	(6,776)

NET ASSETS —	100.0%	$49,615,620

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$3,590,953	$—	$—	$3,590,953
Diversified Manufacturing Operations	2,827,925	—	—	2,827,925
Semiconductor Components-Integrated Circuits	2,560,002	—	—	2,560,002
Other Industries*	39,715,516			39,715,516
Short-Term Investment Securities:
Time Deposits	—	928,000	—	928,000

Total	$48,694,396	$928,000	$—	$49,622,396

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	63.9%
Domestic Equity Investment Companies	26.8
International Equity Investment Companies	7.9
Real Estate Investment Companies	1.4

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 26.8%
VALIC Co. I Blue Chip Growth Fund	223,929	$2,675,946
VALIC Co. I Dividend Value Fund	689,612	6,640,962
VALIC Co. I Nasdaq-100 Index Fund	226,061	1,415,141
VALIC Co. I Science & Technology Fund†	152,842	2,651,813
VALIC Co. I Small Cap Special Values Fund	67,324	639,577
VALIC Co. I Stock Index Fund	528,583	13,436,580
VALIC Co. II Capital Appreciation Fund	191,808	2,033,165
VALIC Co. II Mid Cap Growth Fund†	88,376	763,564
VALIC Co. II Mid Cap Value Fund	510,657	8,844,580
VALIC Co. II Small Cap Growth Fund	43,521	592,759
VALIC Co. II Small Cap Value Fund	47,188	611,088

Total Domestic Equity Investment Companies
(cost $35,149,832)		40,305,175

Fixed Income Investment Companies — 63.9%
VALIC Co. I Government Securities Fund	281,914	3,126,430
VALIC Co. I Inflation Protected Fund	1,298,058	15,057,467
VALIC Co. I International Government Bond Fund	196,403	2,492,355
VALIC Co. II Core Bond Fund	3,531,127	38,771,776
VALIC Co. II High Yield Bond Fund	2,723,125	19,960,506
VALIC Co. II Strategic Bond Fund	1,496,351	16,818,985

Total Fixed Income Investment Companies
(cost $92,827,893)		96,227,519

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 7.9%
VALIC Co. I Emerging Economies Fund	734,706	$6,164,187
VALIC Co. I Foreign Value Fund	479,341	4,213,407
VALIC Co. I International Equities Fund	249,114	1,502,157

Total International Equity Investment Companies
(cost $10,772,192)		11,879,751

Real Estate Investment Companies — 1.4%
VALIC Co. I Global Real Estate Fund
(cost $1,757,297)	266,975	2,050,370

TOTAL INVESTMENTS
(cost $140,507,214)(2)	100.0%	150,462,815
Liabilities in excess of other assets	0.0	(7,119)

NET ASSETS —	100.0%	$150,455,696

†	Non-income producing security
#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$40,305,175	$—	$—	$40,305,175
Fixed Income Investment Companies	96,227,519	—	—	96,227,519
International Equity Investment Companies	11,879,751	—	—	11,879,751
Real Estate Investment Companies	2,050,370	—	—	2,050,370

Total	$150,462,815	$—	$—	$150,462,815

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	22.4%
United States Treasury Notes	13.6
Federal Home Loan Mtg. Corp.	8.6
Time Deposit	6.9
Diversified Financial Services	6.2
United States Treasury Bonds	3.7
Banks — Commercial	2.8
Sovereign	2.6
Diversified Banking Institutions	2.5
Government National Mtg. Assoc.	1.8
Oil Companies — Exploration & Production	1.7
Telephone — Integrated	1.5
Electric — Integrated	1.3
Oil Companies — Integrated	1.1
Banks — Super Regional	0.8
Real Estate Investment Trusts	0.8
Diversified Minerals	0.8
Pipelines	0.7
Finance — Investment Banker/Broker	0.7
Transport — Rail	0.6
Cable/Satellite TV	0.6
Insurance — Mutual	0.6
Oil & Gas Drilling	0.6
Finance — Auto Loans	0.6
Pharmacy Services	0.6
Diversified Manufacturing Operations	0.6
Multimedia	0.5
Diversified Operations	0.5
Insurance — Multi-line	0.5
Special Purpose Entities	0.4
Municipal Bonds	0.4
Retail — Drug Store	0.3
Insurance — Reinsurance	0.3
Containers — Paper/Plastic	0.3
Paper & Related Products	0.3
Aerospace/Defense	0.3
Computer Services	0.3
Cellular Telecom	0.3
Gold Mining	0.3
Aerospace/Defense — Equipment	0.3
Transport — Services	0.3
Retail — Restaurants	0.3
Banks — Fiduciary	0.3
Independent Power Producers	0.2
Chemicals — Specialty	0.2
Electric — Generation	0.2
Telecom Services	0.2
Medical — Hospitals	0.2
Casino Hotels	0.2
Insurance — Life/Health	0.2
Containers — Metal/Glass	0.2
Medical — HMO	0.2
Steel — Producers	0.2
Finance — Leasing Companies	0.2
Building — Residential/Commercial	0.2
Oil — Field Services	0.2
Medical — Drugs	0.2
Regional Authority	0.2
Medical Products	0.2
Enterprise Software/Service	0.2
Electronics — Military	0.2
Advertising Agencies	0.2
Brewery	0.2
Coal	0.2
Medical — Biomedical/Gene	0.2
Finance — Consumer Loans	0.2
Non-Hazardous Waste Disposal	0.2
Gas — Distribution	0.2
Coatings/Paint	0.2

Banks — Special Purpose	0.2%
Consumer Products — Misc.	0.2
Rental Auto/Equipment	0.2
Savings & Loans/Thrifts	0.1
Finance — Other Services	0.1
Banks — Money Center	0.1
Electronic Components — Misc.	0.1
Airlines	0.1
Financial Guarantee Insurance	0.1
Telecommunication Equipment	0.1
Television	0.1
Metal — Aluminum	0.1
Building & Construction Products — Misc.	0.1
Marine Services	0.1
Computers — Memory Devices	0.1
Electric — Distribution	0.1
Telecom Equipment — Fiber Optics	0.1
Therapeutics	0.1
Auto — Cars/Light Trucks	0.1
Publishing — Newspapers	0.1
Retail — Discount	0.1
Funeral Services & Related Items	0.1
Electronic Components — Semiconductors	0.1
Chemicals — Plastics	0.1
Retail — Apparel/Shoe	0.1
Private Corrections	0.1
Auto/Truck Parts & Equipment — Original	0.1
Storage/Warehousing	0.1
Distribution/Wholesale	0.1
Chemicals — Other	0.1
Satellite Telecom	0.1
Real Estate Management/Services	0.1
Printing — Commercial	0.1
Medical Instruments	0.1
Cosmetics & Toiletries	0.1
Auto — Heavy Duty Trucks	0.1
Motion Pictures & Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Gas — Transportation	0.1
Music	0.1
Chemicals — Diversified	0.1
Building Products — Cement	0.1
Web Hosting/Design	0.1
Retail — Toy Stores	0.1
Broadcast Services/Program	0.1
Data Processing/Management	0.1

100.7%

Credit Quality†#

Aaa	58.4%
Aa	3.4
A	6.9
Baa	15.2
Ba	6.0
B	5.5
Caa	1.0
Not Rated@	3.6

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.6%
Diversified Financial Services — 5.6%
Adams Outdoor Advertising LP Series 2010-1, Class A 5.44% due 12/20/40*	$492,447	$516,464
Ally Auto Receivables Trust Series 2010-1, Class B 3.29% due 03/15/15*	850,000	879,247
AmeriCredit Automobile Receivables Trust Series 2011-2, Class B 2.33% due 03/08/16	390,000	395,188
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(1)	219,757	214,325
Banc of America Merrill Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(2)	500,000	488,767
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.83% due 12/25/34	965,729	928,616
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW11, Class AJ 5.45% due 03/11/39(2)	1,117,169	1,045,129
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	968,182	1,004,489
Commercial Mtg. Pass Through Certs. VRS Series 2007-C9 Class A4 5.81% due 12/10/49(2)	1,500,000	1,733,977
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.82% due 02/25/34	367,394	319,297
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 2.75% due 11/25/34(1)	888,140	684,086
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	1,600,000	1,921,952
Entergy Texas Restoration Funding LLC Series 2009-A, Class A3 4.38% due 11/01/23	673,000	769,825
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(2)	3,000,000	3,248,091
GS Mtg. Securities Corp. II, Series 2006-GG8, Class AM 5.59% due 11/10/39(2)	500,000	522,269
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.78% due 08/10/45(2)	1,203,419	1,345,412
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class AM 5.87% due 04/15/45(2)	1,160,788	1,263,806
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	544,934	557,934
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.97% due 08/12/49(2)	1,200,000	1,116,682
Miramax LLC Series 2011-1A, Class A 6.25% due 10/20/21*	460,714	465,920
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(2)	500,000	467,908

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.47% due 03/12/44(2)	$3,879,000	$4,091,945
Morgan Stanley Capital I VRS Series 2007-T27, Class AJ 5.64% due 06/11/42(2)	2,500,000	2,006,300
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(2)	500,000	422,680
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 06/11/49(2)	2,500,000	2,506,132
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	827,943	863,221
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/36(1)	103,204	102,099
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(1)	332,856	328,254

Total Asset Backed Securities
(cost $29,602,758)		30,210,015

U.S. CORPORATE BONDS & NOTES — 26.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	461,000	458,468
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	471,000	513,979

		972,447

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	140,000	128,800

Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	587,000	640,136
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	570,000	700,734
Raytheon Co. Senior Notes 4.70% due 12/15/41	356,000	384,030

		1,724,900

Aerospace/Defense - Equipment — 0.3%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	420,000	468,300
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	857,000	895,322
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	175,000	185,937

		1,549,559

Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	193,463	193,463

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	$234,118	$201,342
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	230,000	246,675

		641,480

Auto - Cars/Light Trucks — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	460,000	464,600

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	346,000	378,438

Auto/Truck Parts & Equipment - Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	405,000	433,350

Banks - Commercial — 0.9%
Associated Banc - Corp. Senior Notes 5.13% due 03/28/16	1,007,000	1,068,276
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	217,000	196,750
CIT Group, Inc. Sec. Notes 5.50% due 02/15/19*	250,000	255,313
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	401,833	401,833
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	735,000	745,351
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	89,793
Regions Bank Sub. Notes 7.50% due 05/15/18	318,000	346,620
Synovus Financial Corp. Senior Notes 7.88% due 02/15/19	425,000	435,625
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	675,000	754,011
Zions Bancorp. Senior Notes 7.75% due 09/23/14	624,000	667,863

		4,961,435

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	889,000	889,753
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/15/37	784,000	553,468

		1,443,221

Banks - Money Center — 0.1%
Chase Capital III FRS Limited Guar. Notes 1.04% due 03/01/27	92,000	70,771

Security Description	Principal Amount	Value (Note 2)

Banks - Money Center (continued)
Comerica Bank Sub. Notes 5.20% due 08/22/17	$491,000	$537,929

		608,700

Banks - Super Regional — 0.7%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	408,000	421,644
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	468,000	464,953
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	345,000	390,180
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	314,000	345,626
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 04/12/12*(3)	306,000	232,560
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	45,095
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 04/12/12(3)	390,000	357,337
Wachovia Corp. Senior Notes 5.75% due 02/01/18	747,000	866,821
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(3)	235,000	255,563
Wells Fargo Bank NA FRS Sub. Notes 0.71% due 05/16/16	475,000	439,914

		3,819,693

Brewery — 0.2%
SABMiller Holdings, Inc. Company Guar. Notes 4.95% due 01/15/42*	899,000	964,741

Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	253,000	270,710

Building & Construction Products - Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	365,000	396,938
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	120,000	126,750

		523,688

Building Products - Cement — 0.1%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	330,000	316,800

Building - Heavy Construction — 0.0%
New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18	100,000	84,500

Building - Residential/Commercial — 0.2%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	365,000	311,163

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building - Residential/Commercial (continued)
KB Home Company Guar. Notes 9.10% due 09/15/17	$315,000	$331,537
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	320,000	342,400
Standard Pacific Corp. Company Guar. Notes 8.38% due 01/15/21	125,000	132,813

		1,117,913

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	395,000	419,687
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	380,000	434,131
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	639,674
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	300,000	339,000
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	549,000	606,645
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	230,000	263,925
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/22*	250,000	253,125
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	345,000	437,584

		3,393,771

Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	225,000	245,250

Casino Hotels — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(4)	440,929	476,203
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	230,000	235,750
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	370,000	405,150
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(5)	230,000	153,525

		1,270,628

Casino Services — 0.0%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/15	44,000	48,290
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/15	90,000	98,775

		147,065

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom — 0.3%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	$280,000	$298,200
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	755,000	745,562
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	261,000	237,510
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*	165,000	165,825

		1,447,097

Chemicals - Other — 0.1%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/20*	405,000	423,225

Chemicals - Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	141,000	145,935

Chemicals - Specialty — 0.2%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	701,000	870,988
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	370,000	467,939

		1,338,927

Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	25,000	24,500
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	136,000	148,240
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	140,000	94,500
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	292,000	262,800
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	130,000	136,175
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	275,000	286,000

		952,215

Coatings/Paint — 0.2%
Valspar Corp. Senior Notes 4.20% due 01/15/22	855,000	888,814

Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	222,060
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	84,870
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	768,000	765,264

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	$475,000	$621,358

		1,693,552

Consumer Products - Misc. — 0.2%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	275,000	195,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	390,000	427,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 9.88% due 08/15/19*	200,000	206,750

		829,738

Containers - Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	193,000	215,195
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	500,000	553,750
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	442,000	468,520

		1,237,465

Containers - Paper/Plastic — 0.3%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	99,012
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	360,000	379,800
Rock-Tenn Co. Notes 4.45% due 03/01/19*	574,000	583,329
Rock-Tenn Co. Notes 4.90% due 03/01/22*	671,000	682,810

		1,744,951

Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	370,000	400,063

Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	100,000	104,125
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	150,000	162,938

		267,063

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	195,000	209,138

Distribution/Wholesale — 0.1%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	400,000	430,000

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 1.7%
BAC Capital Trust XIII FRS Limited Guar. Notes 0.95% due 12/29/49(3)	$822,000	$550,878
BAC Capital Trust XV FRS Limited Guar. Notes 1.28% due 06/01/56	205,000	136,991
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	534,000	534,106
Bank of America Corp. Senior Notes 5.75% due 12/01/17	1,130,000	1,182,912
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	573,000	593,645
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	878,000	864,097
GMAC LLC Sub. Notes 8.00% due 12/31/18	225,000	241,875
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	962,000	1,042,562
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	632,000	633,335
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	317,000	312,636
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	418,000	434,195
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	349,000	377,212
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	640,000	719,918
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(3)	250,000	271,970
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.50% due 05/15/77	103,000	76,463
Morgan Stanley Senior Notes 5.55% due 04/27/17	574,000	588,779
Morgan Stanley Senior Notes 5.63% due 09/23/19	513,000	512,920
National Bank Corp. Sub. Notes 7.25% due 10/15/25	75,000	76,179

		9,150,673

Diversified Financial Services — 0.6%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	1,100,000	1,244,318
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	565,000	602,599
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	384,590

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	$843,000	$1,024,418

		3,255,925

Diversified Manufacturing Operations — 0.5%
3M Co. Senior Notes 1.38% due 09/29/16	430,000	435,733
General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	140,446
Harsco Corp. Senior Notes 2.70% due 10/15/15	748,000	768,437
Textron, Inc. Senior Notes 4.63% due 09/21/16	1,070,000	1,132,837

		2,477,453

Electric - Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	422,000	489,988

Electric - Generation — 0.2%
AES Corp. Senior Notes 8.00% due 10/15/17	359,000	413,747
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	465,000	514,282
Edison Mission Energy Senior Notes 7.63% due 05/15/27	455,000	277,550
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	88,450	80,490

		1,286,069

Electric - Integrated — 1.2%
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	445,000	455,145
Cleco Power LLC Senior Notes 6.00% due 12/01/40	322,000	380,070
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	619,000	618,318
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	488,302
Entergy Corp. Senior Notes 4.70% due 01/15/17	855,000	899,484
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	704,000	714,621
Exelon Corp. Senior Notes 5.63% due 06/15/35	335,000	379,470
Georgia Power Co. Senior Notes 3.00% due 04/15/16	265,000	282,153

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	$445,000	$471,349
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17	111,777	114,152
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	474,000	594,181
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	547,000	568,387
SCANA Corp. Senior Notes 4.13% due 02/01/22	374,000	379,399
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	292,000	291,151

		6,636,182

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	289,000	307,785
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	49,000	56,840
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	293,000	348,670

		713,295

Electronic Components - Semiconductors — 0.1%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	354,000	438,670

Electronics - Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	942,000	975,679

Enterprise Software/Service — 0.2%
BMC Software, Inc. Senior Notes 4.25% due 02/15/22	944,000	976,747

Finance - Auto Loans — 0.6%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	961,000	1,012,941
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	989,000	1,103,696
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	435,000	469,434
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	763,000	775,455

		3,361,526

Finance - Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	240,000	249,648

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Consumer Loans — 0.2%
SLM Corp. Notes 6.00% due 01/25/17	$872,000	$900,173

Finance - Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	174,000	177,045

Finance - Investment Banker/Broker — 0.5%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	703,000	766,619
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 0.00% due 05/31/12†(3)(6)(7)	148,000	15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(7)	179,000	18
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(7)	230,000	23
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	702,000	724,844
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	224,000	242,243
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	305,000	311,100
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	523,000	527,302

		2,572,164

Finance - Leasing Companies — 0.2%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	778,000	810,256
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	312,000	331,478

		1,141,734

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	463,000	464,724
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	335,000	327,881

		792,605

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	875,000	634,375

Food - Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/20*	200,000	206,500

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	449,000	453,490

Security Description	Principal Amount	Value (Note 2)

Gas - Distribution — 0.2%
Boston Gas Co. Senior Notes 4.49% due 02/15/42*	$475,000	$482,468
Southern Union Co. Senior Notes 7.60% due 02/01/24	342,000	406,525

		888,993

Gas - Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	310,000	327,050

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	300,000	264,750

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	185,000	204,425
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	300,000	286,500
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	375,000	379,687
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	470,000	475,875

		1,346,487

Insurance - Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	193,898
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	258,051
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	723,000	787,655

		1,239,604

Insurance - Multi-line — 0.4%
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	1,007,000	1,087,693
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	933,000	942,809

		2,030,502

Insurance - Mutual — 0.6%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	220,000	231,588
New York Life Global Funding Sec. Notes 1.30% due 01/12/15*	1,797,000	1,806,039
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	1,394,000	1,392,280

		3,429,907

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Reinsurance — 0.2%
Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	$938,000	$955,443

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	500,000	521,250

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	400,000	405,500

Medical Products — 0.2%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	256,000	261,331
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	409,000	530,567
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(4)	235,000	242,050

		1,033,948

Medical - Biomedical/Gene — 0.2%
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	355,000	384,732
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	481,000	534,145

		918,877

Medical - Drugs — 0.2%
Axcan Intermediate Holdings, Inc. Company Guar. Notes 12.75% due 03/01/16	120,000	127,950
Johnson & Johnson Notes 5.55% due 08/15/17	455,000	559,953
Valeant Pharmaceuticals International Company Guar. Notes 6.50% due 07/15/16*	415,000	423,300

		1,111,203

Medical - Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*	180,000	188,325

Medical - HMO — 0.2%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19	175,000	192,500
Cigna Corp. Senior Notes 6.15% due 11/15/36	247,000	279,325
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	657,000	728,740

		1,200,565

Medical - Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	287,000	296,328

Security Description	Principal Amount	Value (Note 2)

Medical - Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/22	$425,000	$435,625
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	420,000	470,400
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	75,000	71,625

		1,273,978

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	502,000	539,632

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	300,000	330,000

MRI/Medical Diagnostic Imaging — 0.1%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	345,000	329,906

Multimedia — 0.5%
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	280,000	359,693
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	649,000	743,727
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	630,000	826,035
Viacom, Inc. Senior Notes 4.50% due 02/27/42	578,000	574,041

		2,503,496

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	295,000	325,975

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	747,000	807,962
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/35	75,000	90,340

		898,302

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	1,008,000	1,269,034

Oil Companies - Exploration & Production — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	185,000	176,675
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	280,000	291,200

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	$115,000	$127,650
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	430,000	448,275
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	375,000	413,437
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	70,000	73,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	220,000	219,725
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	135,000	149,850
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	66,000	50,820
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	601,000	715,173
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	310,000	383,089
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/20	375,000	414,375
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	125,000	138,125
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	200,000	210,500
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	1,024,000	1,022,740
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	1,095,000	1,289,276

		6,124,410

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	365,965

Oil - Field Services — 0.2%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	350,000	336,875
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*	290,000	285,650
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	116,000	121,800
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	325,000	349,375

		1,093,700

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	$964,000	$1,067,945
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	228,000	234,270

		1,302,215

Pharmacy Services — 0.6%
Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	796,000	802,339
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	890,000	912,238
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	996,000	1,069,828
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	307,000	345,551

		3,129,956

Pipelines — 0.6%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22*	140,000	144,900
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/21	325,000	344,500
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	295,000	312,700
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	803,000	894,739
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	160,000	183,200
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	445,000	493,932
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	450,000	463,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	110,000	118,800
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	505,000	521,062

		3,477,333

Printing - Commercial — 0.1%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	400,000	410,000

Private Corrections — 0.1%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	415,000	434,194

Publishing - Newspapers — 0.1%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	430,000	461,175

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/22	$962,000	$973,592
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	355,000	365,263
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	355,000	360,309
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	920,000	956,291
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	460,000	508,300
HCP, Inc. Senior Notes 3.75% due 02/01/16	330,000	342,445
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	273,000	280,726
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	395,000	423,637
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	314,000	323,525

		4,534,088

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	405,000	418,163

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/16	135,000	132,230

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(8)(9)	100,000	10

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	160,000	174,400
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21	310,000	328,600
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	305,000	315,675

		818,675

Retail - Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 5.63% due 02/15/22	425,000	437,750

Retail - Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	388,000	458,003

Security Description	Principal Amount	Value (Note 2)

Retail - Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	$441,000	$537,653
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	321,670	343,318
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	552,975	601,174
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	350,000	399,000

		1,881,145

Retail - Propane Distribution — 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/20	30,000	30,900
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	60,000	61,575

		92,475

Retail - Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	135,000	161,062

Retail - Restaurants — 0.3%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	215,000	228,975
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	300,000	327,750
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	935,000	909,846

		1,466,571

Retail - Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*	150,000	151,500

Retail - Toy Stores — 0.1%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	290,000	306,675

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group Sub. Notes 7.25% due 12/15/21	753,000	794,569

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	335,000	256,275

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	200,000	210,500

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.2%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	$674,000	$688,329
FUEL Trust Sec. Notes 4.21% due 04/15/16*	527,000	540,627

		1,228,956

Steel - Producers — 0.2%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	575,000	578,594
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	195,000	200,850
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	372,000	386,880

		1,166,324

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	410,000	430,500

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.70% due 03/15/37	285,000	286,993
Corning, Inc. Senior Notes 4.75% due 03/15/42	190,000	193,295

		480,288

Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	315,000	366,512
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	149,923

		516,435

Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 12/15/20	584,000	610,938

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	1,888,000	1,883,903
AT&T, Inc. Senior Notes 3.00% due 02/15/22	1,034,000	1,035,135
BellSouth Corp. Senior Notes 6.55% due 06/15/34	346,000	408,085
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	365,000	359,530
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	767,000	786,543
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	22,220

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated (continued)
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	$315,000	$339,413
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	36,000	38,880
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	466,000	504,445
SBC Communications Senior Notes 6.45% due 06/15/34	395,000	484,662
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	385,000	482,384

		6,345,200

Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	530,000	525,912

Transport - Rail — 0.4%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	1,482,000	1,462,017
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	590,000	693,090

		2,155,107

Transport - Services — 0.3%
Federal Express Corp. 2012 Pass-Through Trust Pass Through Certs. 2.63% due 01/15/18*	978,000	977,291
Ryder System, Inc. Senior Notes 2.50% due 03/01/17	336,000	336,161
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	203,000	212,410

		1,525,862

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	280,000	312,550

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	19,795	21,729

Total U.S. Corporate Bonds & Notes
(cost $138,035,235)		141,930,980

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Banks - Commercial — 1.8%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	928,000	934,554
Bank of Montreal Senior Notes 2.50% due 01/11/17	854,000	871,446
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	1,706,000	1,765,584

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.35% due 02/23/17*	$1,000,000	$1,004,905
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(3)	361,000	311,362
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	492,000	500,889
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(3)	201,000	180,900
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	369,000	388,633
Groupe BPCE SA FRS Jr. Sub Notes 2.23% due 03/30/12(3)	132,000	60,515
HBOS PLC Sub. Notes 6.75% due 05/21/18*	304,000	273,132
ING Bank NV Notes 3.75% due 03/07/17*	2,048,000	2,040,545
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(3)	400,000	324,074
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(3)	164,000	173,020
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	309,000	309,048
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 09/28/12(3)	820,000	467,400

		9,606,007

Banks - Money Center — 0.0%
ABN Amro Bank NV FRS Senior Notes 2.32% due 01/30/14*	181,000	178,612

Banks - Special Purpose — 0.2%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	1,018,000	884,688

Cable/Satellite TV — 0.0%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/18*	190,000	185,250

Cellular Telecom — 0.0%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	210,000	209,160

Chemicals - Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	300,000	317,250

Chemicals - Plastics — 0.1%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	255,000	291,975

Security Description	Principal Amount	Value (Note 2)

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	$450,000	$506,250

Diversified Banking Institutions — 0.2%
Royal Bank of Scotland Group PLC Sub. Notes 4.70% due 07/03/18	1,075,000	942,955

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	360,000	409,500

Diversified Minerals — 0.8%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	426,000	429,808
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	1,290,000	1,293,684
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	121,000	157,821
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*	190,000	196,650
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	250,000	264,375
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/42	666,000	678,020
Xstrata Canada Financial Corp. Company Guar. Notes 4.95% due 11/15/21*	991,000	1,070,363
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	346,000	407,803

		4,498,524

Diversified Operations — 0.5%
Hutchison Whampoa International 11 Ltd. Company Guar. Notes 3.50% due 01/13/17*	899,000	912,026
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	1,567,000	1,568,567

		2,480,593

Finance - Investment Banker/Broker — 0.1%
Macquarie Bank, Ltd. Senior Notes 5.00% due 02/22/17*	666,000	673,127

Gold Mining — 0.3%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	480,000	494,209
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	559,000	532,479
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	586,000	612,141

		1,638,829

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 2.15% due 07/15/43(3)	$104,000	$54,688
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(3)	205,000	183,475
XL Group PLC Senior Notes 6.38% due 11/15/24	194,000	208,847

		447,010

Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	736,000	804,549

Metal Processors & Fabrication — 0.0%
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/17*	175,000	186,156

Oil & Gas Drilling — 0.4%
Noble Holding International, Ltd. Company Guar. Notes 5.25% due 03/15/42	412,000	435,714
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	886,000	1,045,613
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	24,000	28,060
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	487,000	585,328

		2,094,715

Oil Companies - Exploration & Production — 0.6%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	1,100,000	1,416,756
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	200,000	214,000
Nexen, Inc. Senior Notes 6.40% due 05/15/37	830,000	952,011
Nexen, Inc. Senior Notes 7.50% due 07/30/39	444,000	570,276

		3,153,043

Oil Companies - Integrated — 1.0%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	1,462,000	1,516,427
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	1,440,000	1,488,577
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	436,000	466,842
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	968,000	1,092,073
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	329,000	446,778

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated (continued)
Petrobras International Finance Co. Company Guar. Notes 3.50% due 02/06/17	$514,000	$525,073

		5,535,770

Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	389,000	423,524

Pipelines — 0.1%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/17	415,000	425,892

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19	400,000	420,000

Special Purpose Entity — 0.1%
Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14(9)	500,000	620,000

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	405,000	417,150
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/17(4)*	400,000	349,000

		766,150

Telephone - Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/42*	1,063,000	1,045,386
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	606,000	612,060
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	50,000	51,000

		1,708,446

Therapeutics — 0.1%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	450,000	477,000

Transport - Rail — 0.2%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	740,000	765,116
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	588,000	619,849

		1,384,965

Total Foreign Corporate Bonds & Notes
(cost $39,705,278)		41,269,940

FOREIGN GOVERNMENT AGENCIES — 2.8%
Regional Authority — 0.2%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	1,032,000	1,102,431

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign — 2.6%
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21	$850,000	$962,625
Government of Canada Senior Notes 0.88% due 02/14/17	886,000	882,245
Government of Qatar Senior Notes 4.50% due 01/20/22*	700,000	728,000
Republic of Colombia Bonds 4.38% due 07/12/21	500,000	541,250
Republic of Colombia Senior Bonds 6.13% due 01/18/41	1,000,000	1,228,500
Republic of Indonesia Senior Notes 4.88% due 05/05/21	600,000	657,750
Republic of Indonesia Notes 5.25% due 01/17/42*	700,000	746,375
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	850,000	1,060,375
Republic of Romania Senior Notes 6.75% due 02/07/22*	1,000,000	1,028,287
Republic of Turkey Senior Notes 6.25% due 09/26/22	600,000	643,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,093,625
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	1,410,000	1,276,050
Russian Federation Senior Notes 7.50% due 03/31/30(5)	668,000	796,590
United Mexican States Senior Notes 3.63% due 03/15/22	1,000,000	1,020,000
United Mexican States Senior Notes 6.05% due 01/11/40	944,000	1,149,320

		13,814,492

Total Foreign Government Agencies
(cost $13,975,387)		14,916,923

U.S. GOVERNMENT AGENCIES — 32.8%
Federal Home Loan Mtg. Corp. — 8.6%
3.50% due 02/01/42	999,397	1,031,810
4.00% due 09/01/40	862,425	906,220
4.00% due 02/01/41	2,770,692	2,911,391
4.50% due 11/01/18	163,463	175,451
4.50% due 02/01/19	165,823	177,881
4.50% due 01/01/39	388,178	412,699
4.50% due 10/01/39	1,511,501	1,606,746
4.50% due 12/01/39	2,488,446	2,710,573
4.50% due 08/01/40	1,690,309	1,796,821
4.50% due 09/01/40	1,986,407	2,111,577
4.50% due 06/01/41	2,646,371	2,813,127
5.00% due 03/01/19	67,780	73,196
5.00% due 10/01/33	22,965	24,802
5.00% due 06/01/34	101,944	110,100
5.00% due 12/01/34	182,875	197,506

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 07/01/35	$212,461	$229,325
5.00% due 08/01/35	590,061	636,897
5.00% due 11/01/35	315,953	341,032
5.00% due 11/01/36	210,732	227,393
5.00% due 01/01/37	205,140	221,359
5.00% due 03/01/38	413,032	445,429
5.00% due 09/01/39	3,231,988	3,485,497
5.00% due 07/01/40	3,323,652	3,581,753
5.50% due 11/01/18	84,935	92,360
5.50% due 11/01/32	113,494	123,678
5.50% due 07/01/34	121,414	132,232
5.50% due 02/01/35	288,767	314,317
5.50% due 07/01/35	6,985	7,603
5.50% due 08/01/35	1,456,186	1,580,482
5.50% due 01/01/36	1,767,253	1,931,402
5.50% due 05/01/37	430,040	469,799
5.50% due 09/01/37	696,674	756,794
5.50% due 10/01/37	2,725,453	2,960,645
5.50% due 07/01/38	131,086	142,398
5.50% due 10/01/38	161,951	175,876
5.50% due 05/01/40	1,829,776	1,987,676
6.00% due 07/01/35	235,538	260,312
6.00% due 12/01/36	180,008	198,322
6.00% due 08/01/37	1,301,393	1,432,579
6.00% due 02/01/39	406,468	447,441
6.00% due 04/01/40	883,655	972,731
6.50% due 12/01/32	418,632	475,755
6.50% due 02/01/36	82,766	93,698
6.50% due 09/01/36	2,555	2,879
6.50% due 05/01/37	325,128	365,225
6.50% due 11/01/37	762,595	856,643
7.00% due 11/01/16	9,519	10,227
7.00% due 07/01/32	36,891	42,689
7.50% due 12/01/30	2,295	2,426
7.50% due 04/01/31	30,369	36,304
8.00% due 02/01/30	4,579	4,832
8.00% due 07/01/30	880	1,073
Federal Home Loan Mtg. Corp. REMIC Series 3980, Class LC 3.50% due 01/15/42(1)	2,870,395	2,878,948
Series 3841, Class PA 5.00% due 12/15/40(1)	892,672	982,448
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.55% due 09/15/39(1)(13)	2,988,063	606,852

		46,575,231

Federal National Mtg. Assoc. — 22.4%
3.50% due 12/01/41	2,003,009	2,074,847
3.50% due 02/01/42	1,820,401	1,883,709
4.00% due 04/01/39	4,655,643	4,904,949
4.00% due 06/01/39	1,172,970	1,255,758
4.00% due 07/01/39	441,235	464,863
4.00% due 08/01/40	1,491,793	1,571,676
4.00% due 09/01/40	2,082,221	2,193,722
4.00% due 10/01/40	1,389,583	1,463,995
4.00% due 11/01/40	4,672,473	4,922,679
4.00% due 12/01/40	2,760,406	2,923,644
4.00% due 03/01/41	1,447,976	1,525,514
4.00% due 09/01/41	2,884,404	3,039,763
4.00% due 10/01/41	2,929,207	3,086,979
4.00% due 11/01/41	2,982,099	3,142,719
4.50% due 06/01/18	32,063	34,358
4.50% due 10/01/24	2,624,401	2,809,661
4.50% due 01/01/25	1,384,606	1,507,876

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 03/01/25	$3,282,242	$3,513,941
4.50% due 05/01/25	2,881,100	3,084,482
4.50% due 07/01/25	4,286,933	4,589,554
4.50% due 01/01/40	1,024,305	1,122,460
4.50% due 02/01/40	2,523,606	2,765,433
4.50% due 05/01/40	1,215,131	1,327,015
4.50% due 08/01/40	4,053,875	4,343,005
4.50% due 09/01/40	9,321,000	9,940,390
4.50% due 11/01/40	1,574,308	1,678,922
4.50% due 12/01/40	1,545,298	1,647,984
4.50% due 03/01/41	1,078,732	1,150,414
4.50% due 05/01/41	2,607,775	2,781,065
5.00% due 03/15/16	248,000	288,528
5.00% due 09/01/18	14,207	15,375
5.00% due 10/01/18	11,258	12,184
5.00% due 02/01/20	24,517	26,537
5.00% due 06/01/22	651,222	703,145
5.00% due 10/01/24	678,458	741,246
5.00% due 04/01/35	3,163,966	3,420,615
5.00% due 03/01/37	191,216	206,667
5.00% due 06/01/37	79,959	86,420
5.00% due 07/01/37	332,679	359,561
5.00% due 04/01/40	1,859,584	2,026,116
5.00% due 05/01/40	3,689,419	4,011,326
5.00% due 07/01/40	9,283,715	10,030,971
5.00% due 08/01/40	2,744,118	2,964,995
5.50% due 10/01/17	26,278	28,708
5.50% due 05/01/18	16,345	17,848
5.50% due 11/01/19	31,225	34,096
5.50% due 11/01/22	156,807	170,750
5.50% due 12/01/33	190,026	207,641
5.50% due 05/01/34	95,100	103,916
5.50% due 08/01/34	1,999,850	2,184,613
5.50% due 03/01/35	2,300,371	2,512,899
5.50% due 12/01/35	36,964	40,368
5.50% due 11/01/36	245,383	267,592
5.50% due 03/01/37	294,867	321,373
5.50% due 08/01/37	1,997,089	2,182,221
6.00% due 09/01/16	41,296	44,581
6.00% due 12/01/16	9,521	10,279
6.00% due 12/01/33	207,978	232,062
6.00% due 07/01/34	173,951	192,872
6.00% due 10/01/35	3,247,926	3,591,568
6.00% due 11/01/35	434,362	480,319
6.00% due 06/01/36	457,148	505,968
6.00% due 10/01/36	344,958	380,162
6.00% due 10/01/37	196,399	216,759
6.00% due 11/01/37	779,292	858,334
6.00% due 05/01/38	351,391	388,366
6.00% due 09/01/38	1,155,829	1,273,064
6.50% due 02/01/17	11,723	12,946
6.50% due 03/01/17	20,825	22,998
6.50% due 04/01/29	36,418	41,733
6.50% due 06/01/29	73,103	83,773
6.50% due 07/01/32	25,509	29,105
6.50% due 02/01/37	575,831	651,961
7.00% due 09/01/31	74,277	86,729
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(1)	939,752	1,029,168
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/40(1)	1,463,829	1,344,033

		121,193,868

Government National Mtg. Assoc. — 1.8%
4.50% due 05/15/39	1,659,645	1,828,990
4.50% due 01/15/40	1,200,877	1,319,658

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
5.00% due 05/15/34	$843,254	$933,645
5.00% due 01/15/40	1,168,463	1,299,192
5.50% due 12/15/39	2,072,212	2,309,042
6.00% due 10/15/39	1,638,904	1,843,449
6.50% due 06/15/29	6,834	7,973
7.00% due 09/15/28	5,027	5,917

		9,547,866

Total U.S. Government Agencies
(cost $172,857,560)		177,316,965

U.S. GOVERNMENT TREASURIES — 17.3%
United States Treasury Bonds — 3.7%
0.75% due 02/15/42 TIPS(11)	526,373	529,704
2.13% due 02/15/40 TIPS(11)	890,694	1,226,861
2.13% due 02/15/41 TIPS(11)	1,629,379	2,252,235
3.13% due 11/15/41	554,000	558,588
3.75% due 08/15/41	3,953,000	4,485,422
4.25% due 11/15/40	4,000,000	4,934,376
4.38% due 02/15/38	674,000	845,238
4.38% due 05/15/41	1,901,000	2,394,072
4.50% due 05/15/38	588,000	751,813
4.63% due 02/15/40	284,000	371,019
4.75% due 02/15/41	470,000	626,862
5.25% due 11/15/28	651,000	879,461
8.13% due 08/15/19	158,000	233,457

		20,089,108

United States Treasury Notes — 13.6%
0.75% due 06/15/14	10,290,000	10,384,061
0.88% due 12/31/16	5,005,000	5,013,213
1.00% due 10/31/16	5,835,000	5,887,877
1.13% due 06/15/13	9,000,000	9,101,952
1.25% due 09/30/15	876,000	897,148
1.38% due 12/31/18	2,002,000	2,004,502
1.50% due 06/30/16	158,000	163,147
1.75% due 07/31/15	250,000	260,313
2.00% due 11/30/13	547,000	563,261
2.00% due 11/15/21	3,001,000	3,016,005
2.38% due 08/31/14	7,160,000	7,513,525
2.38% due 09/30/14	141,000	148,182
2.38% due 10/31/14	90,000	94,669
2.38% due 05/31/18	5,631,000	6,030,452
2.63% due 02/29/16	2,810,000	3,029,312
2.75% due 05/31/17	2,284,000	2,495,626
3.00% due 02/28/17	830,000	915,854
3.13% due 05/15/19	262,000	292,539
3.13% due 05/15/21	4,129,000	4,584,478
3.38% due 11/15/19	1,099,000	1,247,108
3.50% due 05/15/20	5,472,000	6,265,013
3.63% due 08/15/19	78,000	89,895
3.63% due 02/15/20	2,161,000	2,494,099
4.25% due 08/15/15	750,000	844,921

		73,337,152

Total U.S. Government Treasuries
(cost $89,526,919)		93,426,260

MUNICIPAL BONDS & NOTES — 0.4%
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	861,000	926,143
State of Illinois Revenue Bonds 4.80% due 06/01/11	1,057,000	1,120,579

Total Municipal Bonds & Notes
(cost $1,907,393)		2,046,722

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 0.0%
Banks - Commercial — 0.0%
Lloyds Banking Group PLC†	416,870	$231,688

Independent Power Producers — 0.0%
GenOn Energy, Inc.†	527	1,297

Total Common Stock
(cost $255,376)		232,985

PREFERRED STOCK — 1.1%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	7,302	397,503

Banks - Super Regional — 0.1%
US Bancorp FRS 3.50%	635	496,570
Wachovia Capital Trust IX 6.38%	10,650	269,977

		766,547

Diversified Banking Institutions — 0.6%
Ally Financial, Inc. 7.00%*	648	562,262
Goldman Sachs Group, Inc. 6.13%	65,600	1,672,144
Goldman Sachs Group, Inc. 6.50%	32,428	845,398
HSBC Holdings PLC 8.00%	12,780	345,443

		3,425,247

Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(5)	6,441	167,788

Electric - Integrated — 0.1%
Southern California Edison Co. FRS 4.90%	3,330	330,669

Finance - Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%	21,960	569,642

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 8.38%	6,900	10,212

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	21,200	462,372

Total Preferred Stock
(cost $6,098,169)		6,129,980

WARRANTS — 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021†	290	18,850

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(8)(9)	382	0

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(8)(9)	40	$10,000
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(8)(9)	39	5,850

		15,850

Total Warrants
(cost $5,346)		34,700

Total Long-Term Investment Securities
(cost $491,969,421)		507,515,470

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Time Deposit — 6.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/12 (cost $37,116,000)	$37,116,000	37,116,000

TOTAL INVESTMENTS
(cost $529,085,421)(12)	100.7%	544,631,470
Liabilities in excess of other assets	(0.7)	(3,736,188)

NET ASSETS —	100.0%	$540,895,282

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $51,989,412 representing 9.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Security in default
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(9)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $635,860 representing 0.1% of net assets.
(10)	Security in default of principal and interest.
(11)	Principal amount of security is adjusted for inflation.
(12)	See Note 5 for cost of investments on a tax basis.
(13)	Interest Only

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2012 and unless noted otherwise the dates are the original maturity dates.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2012 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$30,210,015	$—	$30,210,015
U.S. Corporate Bonds & Notes	—	141,536,165	394,815	141,930,980
Foreign Corporate Bonds & Notes	—	41,269,940	—	41,269,940
Foreign Government Agencies	—	14,916,923	—	14,916,923
U.S. Government Agencies	—	177,316,965	—	177,316,965
U.S. Government Treasuries	—	93,426,260	—	93,426,260
Municipal Bonds & Notes	—	2,046,722	—	2,046,722
Common Stock	232,985	—	—	232,985
Preferred Stock	5,170,215	959,765	—	6,129,980
Warrants	—	18,850	15,850	34,700
Short-Term Investment Securities:
Time Deposits	—	37,116,000	—	37,116,000

Total	$5,403,200	$538,817,605	$410,665	$544,631,470

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Warrants
Balance as of 08/31/2011	$540,015	$12,800
Accrued discounts	14	—
Accrued premiums	—	—
Realized gain	10,365	—
Realized loss	(1)	—
Change in unrealized appreciation(1)	10,295	5,000
Change in unrealized depreciation(1)	(2,733)	(1,950)
Net purchases	—	—
Net sales	(48,988)	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	(114,152)	—

Balance as of 02/29/2012	$394,815	$15,850

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 29, 2012 includes:

U.S. Corporate Bonds & Notes	Warrants
$7,980	$3,050

(2)	The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	7.2%
Cable/Satellite TV	5.4
Medical — Hospitals	4.5
Cellular Telecom	4.3
Banks — Commercial	3.7
Diversified Banking Institutions	3.2
Pipelines	2.8
Repurchase Agreement	2.8
Casino Hotels	2.7
Auto — Cars/Light Trucks	2.6
Auto/Truck Parts & Equipment — Original	2.5
Finance — Auto Loans	2.2
Finance — Consumer Loans	2.1
Electric — Integrated	1.9
Telephone — Integrated	1.8
Satellite Telecom	1.5
Paper & Related Products	1.4
Theaters	1.4
Coal	1.4
Real Estate Investment Trusts	1.3
Aerospace/Defense — Equipment	1.3
Data Processing/Management	1.3
Containers — Metal/Glass	1.3
Diversified Minerals	1.2
Telecom Services	1.2
Diversified Financial Services	1.1
Casino Services	1.1
Computer Services	1.1
Transport — Marine	1.1
Machinery — Farming	1.1
Multimedia	1.0
Electric — Generation	1.0
Chemicals — Diversified	0.9
Independent Power Producers	0.9
Diversified Manufacturing Operations	0.9
Office Automation & Equipment	0.9
Funeral Services & Related Items	0.8
Retail — Regional Department Stores	0.8
Oil — Field Services	0.8
Commercial Services	0.8
Medical — Drugs	0.7
Physical Therapy/Rehabilitation Centers	0.7
Medical Products	0.7
Shipbuilding	0.7
Insurance — Multi — line	0.7
Retail — Arts & Crafts	0.7
Rental Auto/Equipment	0.7
Medical Information Systems	0.7
Television	0.6
Banks — Mortgage	0.6
Electronic Components — Semiconductors	0.6
Diagnostic Kits	0.6
Consumer Products — Misc.	0.6
Computers — Memory Devices	0.6
Building — Residential/Commercial	0.5
Telecommunication Equipment	0.5
Agricultural Chemicals	0.5
Retail — Propane Distribution	0.5
Building Products — Wood	0.5
Applications Software	0.5
Retail — Discount	0.5
Medical Labs & Testing Services	0.5
Pharmacy Services	0.5
Medical — Outpatient/Home Medical	0.4
Internet Connectivity Services	0.4
Commercial Services — Finance	0.4
Machinery — General Industrial	0.4

Athletic Equipment	0.4%
Broadcast Services/Program	0.4
Dialysis Centers	0.4
Retail — Drug Store	0.4
Investment Companies	0.4
Food — Misc.	0.4
Real Estate Management/Services	0.3
Advertising Services	0.3
Beverages — Wine/Spirits	0.3
Printing — Commercial	0.3
Web Hosting/Design	0.3
Food — Meat Products	0.3
Alternative Waste Technology	0.2
Hotels/Motels	0.2
Office Supplies & Forms	0.2
Containers — Paper/Plastic	0.2
Chemicals — Plastics	0.2
Apparel Manufacturers	0.2
Retail — Apparel/Shoe	0.2
Rubber — Tires	0.2
Chemicals — Specialty	0.2
Storage/Warehousing	0.2
Direct Marketing	0.2
Retail — Perfume & Cosmetics	0.2
Advertising Sales	0.2
Publishing — Periodicals	0.1
Motion Pictures & Services	0.1
Airlines	0.1
Medical — Biomedical/Gene	0.1
Aerospace/Defense	0.1

99.9%

Credit Quality†#

Baa	1.3%
Ba	44.2
B	43.0
Caa	9.5
Not Rated@	2.0

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 1.1%
Cellular Telecom — 0.4%
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	$1,246,000	$1,183,700

Oil Companies - Exploration & Production — 0.7%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/37	2,185,000	2,010,200

Total Convertible Bonds & Notes
(cost $3,171,371)		3,193,900

U.S. CORPORATE BONDS & NOTES — 82.4%
Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	500,000	521,875

Advertising Services — 0.3%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	1,915,000	861,750

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	165,000	182,325

Aerospace/Defense - Equipment — 1.3%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	1,390,000	1,549,850
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	1,995,000	2,194,500

		3,744,350

Agricultural Chemicals — 0.5%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	300,000	353,250
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	970,000	1,188,250

		1,541,500

Airlines — 0.1%
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	278,383	298,566

Alternative Waste Technology — 0.2%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/18	647,000	727,875

Apparel Manufacturers — 0.2%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	615,000	642,675

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/19*	1,285,000	1,439,200

Athletic Equipment — 0.4%
Easton - Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,075,000	1,193,250

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks — 2.6%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/19	$780,000	$785,850
Ford Motor Co. Senior Notes 7.45% due 07/16/31	5,250,000	6,739,687

		7,525,537

Auto/Truck Parts & Equipment - Original — 2.5%
Affinia Group, Inc. Senior Sec. Notes 10.75% due 08/15/16*	819,000	909,090
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15	2,325,000	2,383,125
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,149,750
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	275,000	299,063
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	124,951
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	2,310,000	2,569,875

		7,435,854

Banks - Commercial — 3.0%
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*	766,000	825,365
CIT Group, Inc. Company Guar. Notes 7.00% due 05/04/15*	451,000	452,127
CIT Group, Inc. Sec. Notes 7.00% due 05/01/16	143	143
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/16*	2,147,000	2,149,684
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	175	175
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/17*	5,433,000	5,439,791

		8,867,285

Banks - Mortgage — 0.6%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	1,867,125

Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	846,563

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 9.25% due 12/15/17	210,000	229,950

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	$830,000	$913,000
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14(1)	814	813

		1,143,763

Building Products - Wood — 0.5%
Masco Corp. Senior Notes 6.13% due 10/03/16	340,000	355,816
Masco Corp. Senior Notes 7.13% due 03/15/20	925,000	987,053
Masco Corp. Senior Notes 7.75% due 08/01/29	145,000	145,741

		1,488,610

Building - Residential/Commercial — 0.5%
KB Home Company Guar. Notes 8.00% due 03/15/20	1,461,000	1,486,568

Cable/Satellite TV — 5.1%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	830,000	931,675
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 6.63% due 01/31/22	1,215,000	1,297,013
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/17	2,717,000	2,947,945
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	2,321,000	2,535,692
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20	315,000	352,800
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	1,886,000	2,093,460
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	1,260,000	1,480,500
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	3,015,000	3,293,887

		14,932,972

Casino Hotels — 2.7%
Caesars Operating Escrow LLC/Caesars Escrow Corp. Senior Sec. Notes 8.50% due 02/15/20*	1,405,000	1,440,125
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/16	1,070,000	1,128,850
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	2,315,000	2,534,925

Security Description	Principal Amount	Value (Note 2)

Casino Hotels (continued)
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	$480,000	$536,400
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	900,000	1,023,750
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	1,165,000	1,313,537

		7,977,587

Casino Services — 0.5%
Greektown Superholdings, Inc. Sec. Notes 13.00% due 07/01/15	670,000	735,325
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13*†(2)(3)	930,000	0
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	770,000	818,125

		1,553,450

Cellular Telecom — 3.9%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	798,750
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	1,020,000	1,014,900
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,803,037
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/20	1,840,000	1,895,200
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	960,000	1,029,600
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	429,000	423,638
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	825,000	838,406
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	1,955,000	2,179,825
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	1,385,000	1,509,650

		11,493,006

Chemicals - Diversified — 0.7%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	775,000	848,625
Lyondell Chemical Co. Company Guar. Notes 8.00% due 11/01/17	58,000	64,815
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	906,000	835,785

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified (continued)
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	$403,000	$430,202

		2,179,427

Chemicals - Plastics — 0.2%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	680,000	666,400

Chemicals - Specialty — 0.2%
Ferro Corp. Senior Notes 7.88% due 08/15/18	550,000	574,750

Coal — 1.4%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	476,000	466,480
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	320,000	310,400
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	740,000	775,150
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	2,321,000	2,509,581

		4,061,611

Commercial Services — 0.8%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(4)	790,000	809,750
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	1,265,000	1,397,825

		2,207,575

Commercial Services - Finance — 0.2%
Speedy Cash, Inc. Senior Sec. Notes 10.75% due 10/15/18*	620,000	633,950

Computer Services — 1.1%
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/18	1,161,000	1,248,075
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	525,000	567,000
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,186,000	1,236,405
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	185,500

		3,236,980

Consumer Products - Misc. — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/21*	1,035,000	1,097,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	415,000	454,425

Security Description	Principal Amount	Value (Note 2)

Consumer Products - Misc. (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 8.75% due 10/15/16*	$230,000	$244,950

		1,796,475

Containers - Metal/Glass — 1.3%
Ball Corp. Company Guar. Notes 5.00% due 03/15/22	470,000	480,575
Ball Corp. Company Guar. Notes 5.75% due 05/15/21	891,000	957,825
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	136,875
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	206,275
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	1,060,000	1,158,050
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	425,000	470,687
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	275,000	291,500

		3,701,787

Containers - Paper/Plastic — 0.2%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	667,500

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	480,000	521,400
First Data Corp. Senior Sec. Notes 7.38% due 06/15/19*	2,125,000	2,148,906
First Data Corp. Sec. Notes 8.25% due 01/15/21*	552,000	534,060
First Data Corp. Sec. Notes 8.75% due 01/15/22*(4)	553,000	533,645

		3,738,011

Diagnostic Kits — 0.6%
Alere, Inc. Senior Notes 7.88% due 02/01/16	1,735,000	1,817,413

Dialysis Centers — 0.4%
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/18*	290,000	321,175
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	420,000	447,300
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/22*	345,000	363,975

		1,132,450

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Direct Marketing — 0.2%
Sitel LLC/Sitel Finance Corp. Company Guar. Notes 11.50% due 04/01/18	$725,000	$536,500

Diversified Banking Institutions — 2.1%
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	985,000	1,084,731
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	1,385,000	1,568,513
BankAmerica Capital II Limited Guar. Notes 8.00% due 12/15/26	315,000	316,181
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,585,625
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	1,475,000	1,491,594

		6,046,644

Diversified Financial Services — 0.5%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	1,510,000	1,464,700

Diversified Manufacturing Operations — 0.5%
JM Huber Corp. Senior Notes 9.88% due 11/01/19*	1,390,000	1,445,600

Electric - Generation — 0.9%
AES Corp. Senior Notes 8.00% due 10/15/17	1,420,000	1,636,550
AES Corp. Senior Notes 8.00% due 06/01/20	450,000	527,625
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	445,698	440,127

		2,604,302

Electric - Integrated — 1.1%
DPL, Inc. Senior Notes 7.25% due 10/15/21*	1,225,000	1,396,500
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	1,001,000
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17	328,178	335,151
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	605,000	408,375

		3,141,026

Electronic Components - Semiconductors — 0.6%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	920,000	946,450

Security Description	Principal Amount	Value (Note 2)

Electronic Components - Semiconductors (continued)
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	$565,000	$621,500
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	228,000	251,940

		1,819,890

Finance - Auto Loans — 2.2%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/17	1,270,000	1,352,550
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/20	1,735,000	2,163,453
Ford Motor Credit Co. LLC Senior Notes 8.70% due 10/01/14	2,725,000	3,099,314

		6,615,317

Finance - Consumer Loans — 1.5%
SLM Corp. Senior Notes 6.25% due 01/25/16	1,035,000	1,081,575
SLM Corp. Senior Notes 8.00% due 03/25/20	406,000	446,600
SLM Corp. Senior Notes 8.45% due 06/15/18	934,000	1,046,080
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15	1,690,000	1,846,325

		4,420,580

Food - Meat Products — 0.3%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	625,000	732,813

Food - Misc. — 0.2%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	510,000	523,393

Funeral Services & Related Items — 0.8%
Service Corp. International Senior Notes 7.63% due 10/01/18	2,086,000	2,427,582

Hotel/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 7.15% due 12/01/19	585,000	699,075

Independent Power Producers — 0.9%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21*	1,360,000	1,475,600
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	570,625
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	639,975

		2,686,200

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Multi-line — 0.7%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/38	$1,970,000	$2,093,125

Machinery - Farming — 1.1%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,257,250
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	1,595,000	1,874,125

		3,131,375

Machinery - General Industrial — 0.4%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14(5)	1,150,000	1,239,125

Medical Information Systems — 0.7%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	1,645,000	1,957,550

Medical Labs & Testing Services — 0.5%
American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/18	1,270,000	1,358,900

Medical Products — 0.7%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,230,721
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(4)	636,000	692,445
PSS World Medical, Inc. Company Guar. Notes 6.38% due 03/01/22*	205,000	213,200

		2,136,366

Medical - Biomedical/Gene — 0.1%
STHI Holding Corp. Sec. Notes 8.00% due 03/15/18*	265,000	282,225

Medical - Drugs — 0.6%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	1,866,000	1,854,338

Medical - Hospitals — 4.5%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,084,000	1,135,490
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/22	2,150,000	2,203,750
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	927,000
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	1,275,000	1,367,437
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	2,370,000	2,612,925

Security Description	Principal Amount	Value (Note 2)

Medical - Hospitals (continued)
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	$750,000	$840,000
Health Management Associates, Inc. Senior Notes 7.38% due 01/15/20*	455,000	474,338
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	3,330,000	3,550,612

		13,111,552

Medical - Outpatient/Home Medical — 0.4%
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/17	1,720,000	1,285,700

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	330,000	363,000

Multimedia — 0.0%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(2)(3)(6)	100,864	7,565

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(7)(8)	210,000	0

Office Automation & Equipment — 0.9%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/18(5)	1,060,000	1,150,100
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/19	1,362,000	1,457,340

		2,607,440

Office Supplies & Forms — 0.2%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	625,000	689,850

Oil Companies - Exploration & Production — 5.7%
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/19*	790,000	833,450
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/17	825,000	907,500
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	595,000	621,775
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	1,330,000	1,396,500
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/18*	1,195,000	1,192,012
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	1,330,000	1,439,725
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	885,000	942,525

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	$120,000	$130,800
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	3,800,000	4,371,034
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/21	246,000	265,680
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	901,000	986,595
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	1,565,000	1,674,550
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	995,000	1,089,525
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	935,000	1,014,475

		16,866,146

Oil - Field Services — 0.8%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/19	1,350,000	1,390,500
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	875,650

		2,266,150

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	310,000	330,150
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/14	939,000	946,043

		1,276,193

Pharmacy Services — 0.5%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	1,240,000	1,336,100

Physical Therapy/Rehabilitation Centers — 0.7%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/18	2,025,000	2,187,000

Pipelines — 2.8%
El Paso Corp. Senior Notes 6.50% due 09/15/20	1,075,000	1,187,629
El Paso Corp. Senior Notes 6.88% due 06/15/14	775,000	838,796
El Paso Corp. Senior Notes 7.00% due 06/15/17	1,590,000	1,776,728
El Paso Corp. Senior Notes 7.75% due 01/15/32	285,000	339,349
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	1,350,000	1,545,750

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	$1,040,000	$1,107,600
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/22	791,000	848,348
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	656,000	599,558

		8,243,758

Printing - Commercial — 0.3%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	840,000	802,200

Publishing - Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	341,000	394,708

Real Estate Investment Trusts — 1.3%
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	1,100,000	1,215,500
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	2,455,000	2,666,744

		3,882,244

Real Estate Management/Services — 0.3%
Realogy Corp. Senior Sec. Notes 7.63% due 01/15/20*	870,000	896,100

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	2,565,000	257

Rental Auto/Equipment — 0.7%
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	550,000	636,625
UR Financing Escrow Corp. Sec. Notes 5.75% due 07/15/18*	205,000	209,612
UR Financing Escrow Corp. Senior Notes 7.38% due 05/15/20*	690,000	707,250
UR Financing Escrow Corp. Senior Notes 7.63% due 04/15/22*	470,000	482,925

		2,036,412

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	631,470

Retail - Arts & Crafts — 0.7%
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/18	1,940,000	2,051,550

Retail - Discount — 0.5%
Number Merger Sub, Inc. Company Guar. Notes 11.00% due 12/15/19*	1,355,000	1,432,913

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Drug Store — 0.4%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	$150,000	$165,750
Rite Aid Corp. Sec. Notes 10.38% due 07/15/16	860,000	916,975

		1,082,725

Retail - Perfume & Cosmetics — 0.2%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	491,000	527,825

Retail - Propane Distribution — 0.5%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/20	300,000	309,000
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	535,000	549,044
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	720,000	637,200

		1,495,244

Retail - Regional Department Stores — 0.8%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	2,102,000	2,418,916

Rubber - Tires — 0.2%
Goodyear Tire & Rubber Co. Company Guar. Notes 10.50% due 05/15/16	536,000	586,925

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(7)(8)	50,000	0

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	1,985,000	2,104,100

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	1,730,000	1,820,825
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	280,000	299,950

		2,120,775

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 6.88% due 05/01/15	535,000	540,350

Telecom Services — 0.2%
GCI, Inc. Senior Notes 6.75% due 06/01/21	590,000	597,375

Telecommunication Equipment — 0.5%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	1,920,000	1,555,200

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated — 1.6%
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	$1,035,000	$1,110,038
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	930,000	1,004,400
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	514,796
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	375,000	402,539
Windstream Corp. Company Guar. Notes 7.75% due 10/15/20	1,155,000	1,261,837
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	425,000	465,375

		4,758,985

Television — 0.3%
Sinclair Television Group, Inc. Sec. Notes 9.25% due 11/01/17*	745,000	832,538

Theaters — 1.4%
AMC Entertainment, Inc. Company Guar. Notes 8.00% due 03/01/14	1,558,000	1,558,000
AMC Entertainment, Inc. Company Guar. Notes 8.75% due 06/01/19	1,205,000	1,256,212
Regal Cinemas Corp. Company Guar. Notes 8.63% due 07/15/19	819,000	894,758
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	446,000	488,370

		4,197,340

Transport - Marine — 1.1%
ACL I Corp. Senior Notes 10.63% due 02/15/16*(4)	1,563,778	1,497,317
Marquette Transportation Co./Marquette Transportation Finance Corp. Sec. Notes 10.88% due 01/15/17	1,630,000	1,703,350

		3,200,667

Web Hosting/Design — 0.3%
Equinix, Inc. Senior Notes 7.00% due 07/15/21	710,000	784,550

Total U.S. CORPORATE BONDS & NOTES
(cost $227,539,930)		242,574,464

FOREIGN CORPORATE BONDS & NOTES — 9.1%
Banks - Commercial — 0.7%
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	2,521,000	2,156,716

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified — 0.2%
LyondellBasell Industries NV Company Guar. Notes 6.00% due 11/15/21*	$526,000	$577,285

Commercial Services - Finance — 0.2%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	571,000	633,096

Computers - Memory Devices — 0.6%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,752,188

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	608,563
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	540,000	626,400

		1,234,963

Diversified Minerals — 1.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	1,955,000	2,067,412
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/19*	1,330,000	1,469,650

		3,537,062

Electric - Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	160,000	168,000

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(2)(3)(8)(9)	475,000	0

Internet Connectivity Services — 0.4%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	1,340,000	1,283,050

Investment Companies — 0.4%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	965,000	1,075,975

Multimedia — 1.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	2,795,000	2,878,850

Oil Companies - Exploration & Production — 0.8%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	1,925,000	2,054,937
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/17*	440,000	459,800

		2,514,737

Paper & Related Products — 0.8%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	539,000	544,390

Security Description	Principal Amount	Value (Note 2)

Paper & Related Products (continued)
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	$1,671,000	$1,744,106

		2,288,496

Satellite Telecom — 0.8%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19	1,345,000	1,412,250
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(4)	1,002,567	1,032,644

		2,444,894

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(2)(3)(6)(9)	925,000	0

Telecom Services — 1.0%
UPCB Finance V, Ltd. Senior Sec. Notes 7.25% due 11/15/21*	545,000	573,613
UPCB Finance VI, Ltd. Senior Sec. Notes 6.88% due 01/15/22*	1,175,000	1,214,616
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	1,000,000	1,025,000

		2,813,229

Telephone - Integrated — 0.2%
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	450,000	459,000

Television — 0.3%
Videotron, Ltd. Senior Notes 5.00% due 07/15/22*	965,000	965,000

Total Foreign Corporate Bonds & Notes
(cost $26,931,648)		26,782,541

LOANS(2)(12)(13) — 2.3%
Beverages - Non-alcoholic — 0.0%
Le - Natures, Inc. Bank Term Loan 10.25% due 03/01/11†(8)(10)	600,000	30,000

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Term Loan 12.25% due 08/15/13	1,736,756	78,154

Cable/Satellite TV — 0.3%
Kabel Deutschland V&S GMBH Term Loan 3.25% due 02/01/19	816,000	815,617

Casino Services — 0.5%
Herbst Gaming, Inc. Term Loan 10.00% due 12/31/15	408,310	417,905
Holding Gaming Borrower LP Term Loan Tranch B-1 12.00% due 06/30/15	992,513	1,029,732

		1,447,637

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

LOANS (continued)
Commercial Services — 0.0%
Vertrue, Inc. Term Loan 13.25% due 08/14/15†(6)	$1,215,000	$10,631

Electric - Integrated — 0.8%
Texas Competitive Electric Holdings Co. LLC Term Loan 4.77% due 10/10/14	3,873,748	2,374,286

Finance - Consumer Loans — 0.6%
Ocwen Financial Corp. Term Loan, 1st Lien 6.03% due 09/01/16	1,700,000	1,693,625

Medical - Drugs — 0.1%
Triax Pharmaceuticals LLC Term Loan 16.50% due 08/30/11†(8)(11)	1,144,637	428,266

Total Loans
(cost $11,038,133)		6,878,216

COMMON STOCK — 0.4%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc.†(14)	754	20,169

Casino Services — 0.0%
Greektown, Inc.†(2)(3)	703	0

Food - Misc. — 0.2%
Wornick Co.†(2)(3)(15)	3,444	430,913

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC†(2)(3)(16)	85,612	0

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(2)(3)	13,262	0

Multimedia — 0.0%
Haights Cross Communication, Inc.†(2)(3)	10,439	0

Paper & Related Products — 0.2%
Caraustar Industries, Inc.†(2)(3)	80	668,930

Total Common Stock
(cost $2,482,231)		1,120,012

MEMBERSHIP INTEREST CERTIFICATES — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc.†(2)(15)
(cost $232,700)	23,439	257,830

PREFERRED STOCK — 1.7%
Diversified Banking Institutions — 1.1%
GMAC Capital Trust I FRS 8.13%	131,000	3,075,880

Diversified Financial Services — 0.6%
Citigroup Capital XIII FRS 7.88%	67,000	1,812,350

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(2)(3)(16)	26,118	0

Total Preferred Stock
(cost $5,180,641)		4,888,230

WARRANTS — 0.0%
Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc. Expires 05/20/14 (strike price $55.31)†(2)(3)	3,658	4,152

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS (continued)
Building Products - Doors & Windows (continued)
Masonite Worldwide Holdings, Inc. Expires 05/20/16 (strike price $55.31)†(2)(3)	2,743	$8,306

		12,458

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(2)(3)	4,509	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(2)(3)(15)	310	77,500
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(2)(3)(15)	306	45,900

		123,400

Total Warrants
(cost $4,669)		135,858

Total Long-Term Investment Securities
(cost $276,581,323)		285,831,051

REPURCHASE AGREEMENT — 2.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of 8,144,002 and collateralized by $7,665,000 of United States Treasury Bonds bearing interest at 2.63% due 11/15/20 and having an approximate value of $8,308,048. (cost $8,144,000)	$8,144,000	8,144,000

TOTAL INVESTMENTS
(cost $284,725,323) (17)	99.9%	293,975,051
Other assets less liabilities	0.1	205,193

NET ASSETS —	100.0%	$294,180,244

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $75,392,635 representing 25.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(2)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $8,379,569 representing 2.8% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	Security in default
(7)	Company has filed for Chapter 7 bankruptcy.
(8)	Security in default of principal and interest at maturity.
(9)	Company has filed bankruptcy in country of issuance.
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	A portion of the interest was paid in additional bonds/loans.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

(13)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(15)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2012, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Herbst Gaming Membership Interest Certificate	03/26/08	23,439	$232,701	$257,830	$11.00	0.09%
ION Media Networks, Inc. Strike price $687.00 Warrants	03/01/11	306	—	45,900	150.00	0.02
ION Media Networks, Inc. Strike price $500.00 Warrants	11/11/10	310	—	77,500	250.00	0.03
Wornick Co. Common Stock	08/08/08	3,444	450,320	430,913	125.12	0.15

				$812,143		0.29%

(16)	Consists of more than one type of securities traded together as a unit.
(17)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS securities are the current interest rates at February 29, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$3,193,900	$—	$3,193,900
U.S. Corporate Bonds & Notes	—	242,268,077	306,387	242,574,464
Foreign Corporate Bonds & Notes	—	26,782,541	0	26,782,541
Loans	—	3,607,808	3,268,836	6,876,644
Common Stock	—	20,169	1,099,843	1,120,012
Membership Interests	—	257,830	—	257,830
Preferred Stock	4,888,230	—	0	4,888,230
Warrants	—	—	135,858	135,858
Repurchase Agreement	—	8,144,000	—	8,144,000

Total	$4,888,230	$284,274,325	$4,810,924	$293,973,479

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 08/31/2011	$1,108,812	$0	$5,686,168	$750,658	$131	$99,125
Accrued discounts	39,640	—	95,848	—	—	—
Accrued premiums	—	—	—	—	—	—
Realized gain	1	—	1,077	—	—	—
Realized loss	(85)	—	—	(23,653)	—	—
Change in unrealized appreciation(1)	8,454	—	468,828	397,806	—	39,375
Change in unrealized depreciation(1)	(55,411)	—	(1,407,948)	(24,143)	(131)	(15,100)
Net purchases	—	—	1,790,805	—	—	—
Net sales	(19,746)	—	(991,656)	(825)	—	—
Transfers into Level 3(2)	—	0	—	—	—	12,458
Transfers out of Level 3(2)	(775,278)	—	(2,374,286)	—	—	—

Balance as of 02/29/2012	$306,387	$0	$3,268,836	$1,099,843	$0	$135,858

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 29, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$(33,118)	$—	$(251,227)	$492,972	$(131)	$24,275

(2)	The Portfolio's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Banks-Commercial	3.6%
Chemicals-Diversified	2.9
Electronic Components-Semiconductors	2.8
Oil-Field Services	2.7
Auto/Truck Parts & Equipment-Original	2.3
Investment Management/Advisor Services	2.2
Distribution/Wholesale	2.2
Transport-Services	2.0
Real Estate Operations & Development	1.9
Gold Mining	1.9
Telecom Services	1.8
Diversified Operations	1.8
Machinery-General Industrial	1.8
Machine Tools & Related Products	1.7
Medical Products	1.6
Real Estate Investment Trusts	1.6
Mining Services	1.6
Electronic Components-Misc.	1.5
Engineering/R&D Services	1.5
Oil Companies-Exploration & Production	1.4
Retail-Apparel/Shoe	1.4
Food-Misc.	1.4
Diversified Minerals	1.3
Audio/Video Products	1.3
Cable/Satellite TV	1.2
Miscellaneous Manufacturing	1.2
Insurance-Property/Casualty	1.2
Building & Construction Products-Misc.	1.2
Appliances	1.2
Airlines	1.1
Machinery-Construction & Mining	1.0
Finance-Investment Banker/Broker	1.0
Transport-Marine	1.0
Insurance-Multi-line	0.9
Coal	0.9
Repurchase Agreements	0.9
Veterinary Products	0.9
Advertising Services	0.9
Diversified Financial Services	0.9
Retail-Building Products	0.9
Commercial Services	0.8
Diversified Manufacturing Operations	0.8
Footwear & Related Apparel	0.8
Containers-Metal/Glass	0.8
Exchange-Traded Funds	0.8
Food-Wholesale/Distribution	0.8
Computer Data Security	0.8
Beverages-Wine/Spirits	0.8
Paper & Related Products	0.7
Metal-Iron	0.7
Steel-Producers	0.7
Auto-Cars/Light Trucks	0.7
Insurance Brokers	0.7
Semiconductor Equipment	0.7
Oil Field Machinery & Equipment	0.6
Aerospace/Defense	0.6
Electronics-Military	0.6
Building-Heavy Construction	0.6
Transport-Rail	0.6
Real Estate Management/Services	0.6
Retail-Jewelry	0.6
Television	0.6
Non-Ferrous Metals	0.5
Casino Services	0.5
Building & Construction-Misc.	0.5
Travel Services	0.5
Airport Development/Maintenance	0.5
Medical Instruments	0.5
Capacitors	0.5

Entertainment Software	0.5%
Textile-Products	0.4
Chemicals-Specialty	0.4
Internet Content-Information/News	0.4
Human Resources	0.4
Gambling (Non-Hotel)	0.4
Photo Equipment & Supplies	0.4
Building-Maintance & Services	0.4
Retail-Restaurants	0.4
Chemicals-Fibers	0.4
Commercial Services-Finance	0.4
Recreational Vehicles	0.4
Enterprise Software/Service	0.4
Printing-Commercial	0.3
Computer Services	0.3
Private Equity	0.3
Consumer Products-Misc.	0.3
Building Products-Doors & Windows	0.3
Food-Confectionery	0.3
Retail-Drug Store	0.3
Golf	0.3
Retail-Consumer Electronics	0.3
Medical Labs & Testing Services	0.3
Security Services	0.3
Public Thoroughfares	0.3
Retail-Misc./Diversified	0.3
Consulting Services	0.3
Machinery-Print Trade	0.3
Machinery-Electrical	0.3
Circuit Boards	0.3
Transactional Software	0.3
Insurance-Life/Health	0.3
Food-Retail	0.3
Retail-Mail Order	0.2
Medical-Drugs	0.2
Finance-Mortgage Loan/Banker	0.2
Machinery-Material Handling	0.2
Instruments-Controls	0.2
Textile-Apparel	0.2
Steel-Specialty	0.2
Agricultural Chemicals	0.2
Advanced Materials	0.2
Rubber/Plastic Products	0.2
Building-Residential/Commercial	0.2
Containers-Paper/Plastic	0.2
Computers-Periphery Equipment	0.2
Publishing-Periodicals	0.2
Brewery	0.2
Electronic Measurement Instruments	0.1
Retail-Hypermarkets	0.1
Insurance-Reinsurance	0.1
Advertising Agencies	0.1
Chemicals-Plastics	0.1
Medical-Generic Drugs	0.1
Retail-Discount	0.1
Retail-Home Furnishings	0.1
Transport-Equipment & Leasing	0.1
Web Portals/ISP	0.1
Extended Service Contracts	0.1
Home Furnishings	0.1
Internet Content-Entertainment	0.1
Retail-Pawn Shops	0.1
Water	0.1
Telecommunication Equipment	0.1
Food-Dairy Products	0.1
Finance-Commercial	0.1
Apparel Manufacturers	0.1
Electric-Integrated	0.1
Pastoral & Agricultural	0.1

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited) — (continued)

Retail-Catalog Shopping	0.1%
Funeral Services & Related Items	0.1
Forestry	0.1
Platinum	0.1
Rental Auto/Equipment	0.1
Petrochemicals	0.1
Industrial Audio & Video Products	0.1
Medical Information Systems	0.1
Food-Baking	0.1
Power Converter/Supply Equipment	0.1
Agricultural Operations	0.1
Coatings/Paint	0.1
Hazardous Waste Disposal	0.1
Optical Supplies	0.1
Schools	0.1
Investment Companies	0.1
Diversified Operations/Commercial Services	0.1
E-Marketing/Info	0.1

99.7%

*	Calculated as a percentage of net assets.

Country Allocation*

Japan	17.7%
United Kingdom	16.5
Germany	5.4
Canada	4.5
Netherlands	4.1
France	4.0
Australia	3.8
Bermuda	3.4
Switzerland	3.1
Ireland	3.1
Sweden	3.1
Italy	2.8
Hong Kong	2.6
Cayman Islands	2.6
Spain	2.6
Brazil	2.0
Finland	1.9
United States	1.9
South Korea	1.9
Philippines	1.2
Belgium	1.2
Israel	1.1
Austria	1.0
Taiwan	0.8
Turkey	0.7
Singapore	0.7
Indonesia	0.7
Denmark	0.7
Thailand	0.6
Portugal	0.5
Jersey	0.5
India	0.5
Norway	0.5
China	0.4
South Africa	0.4
Mexico	0.3
Luxembourg	0.2
Cyprus	0.2
Russia	0.1
Chile	0.1
Panama	0.1
Papua New Guinea	0.1
Isle of Man	0.1

99.7%

*	Calculated as a percentage of net assets.

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Australia — 3.8%
Alara Resources, Ltd.†	525,803	$191,725
Alesco Corp., Ltd.	306,423	443,642
Aquila Resources, Ltd.†	22,497	123,771
Atlas Iron, Ltd.	750,397	2,567,196
Austbrokers Holdings, Ltd.	53,748	377,556
Base Resources, Ltd.†	318,815	152,151
Beadell Resources, Ltd.†	312,157	261,123
Boart Longyear Group, Ltd.	1,357,421	6,259,797
Cabcharge Australia, Ltd.	85,823	521,872
Chesser Resources, Ltd.†	287,848	216,092
Cokal, Ltd.†	274,614	173,761
Coventry Group, Ltd.	93,250	264,016
Dart Energy, Ltd.†	530,563	224,756
DuluxGroup, Ltd.	112,288	373,312
Flight Centre, Ltd.	13,615	326,196
Gunns, Ltd.†	2,150,658	403,633
Invocare, Ltd.	22,150	188,375
Iress Market Technology, Ltd.	27,615	210,568
Mincor Resources NL	185,363	140,149
Mirabela Nickel, Ltd.†	113,637	122,479
Mortgage Choice, Ltd.	298,066	401,175
Mount Gibson Iron, Ltd.	109,842	149,017
Oakton, Ltd.	157,743	201,314
OrotonGroup, Ltd.	10,039	92,591
PanAust, Ltd.†	34,939	136,392
Platinum Asset Management, Ltd.	109,976	455,263
Platinum Australia, Ltd.†	851,786	72,166
Premier Investments, Ltd.	56,677	316,073
Prime Media Group, Ltd.	536,636	431,637
Reckon, Ltd.	62,869	155,075
Reece Australia, Ltd.	12,832	254,591
Resource Generation, Ltd.†	338,857	168,984
Silver Lake Resources, Ltd.†	30,052	120,215
Sundance Resources, Ltd.†	205,298	93,573
Technology One, Ltd.	155,101	177,982
Ten Network Holdings Ltd.	382,251	330,006
Transpacific Industries Group, Ltd.†	424,340	370,893
Western Areas NL	578,738	3,525,393
White Energy Co., Ltd. (2011 Performance Shares)†(1)(2)	5,863	0
Whitehaven Coal, Ltd.	18,266	109,896
Xanadu Mines, Ltd.†	363,055	136,276

		21,240,682

Austria — 1.0%
Lenzing AG	20,519	2,113,185
Schoeller-Bleckmann Oilfield Equipment AG	41,145	3,716,624

		5,829,809

Belgium — 1.2%
Ageas	1,162,525	2,468,837
D’Ieteren S.A. NV	44,046	2,125,479
Telenet Group Holding NV†	57,019	2,247,086

		6,841,402

Bermuda — 3.4%
African Minerals, Ltd.†	417,019	3,811,437
Biosensors International Group, Ltd.†	6,686,000	7,805,189
Digital China Holdings, Ltd.	640,000	1,287,228
Haier Electronics Group Co., Ltd.†	785,000	981,731
Hiscox, Ltd.	71,934	469,203
IT, Ltd.	3,826,800	2,555,739
Jardine Matheson Holdings, Ltd.	33,200	1,693,200
Midland Holdings, Ltd.	670,000	420,683
Omega Insurance Holdings, Ltd.†	294,291	238,776
Peace Mark Holdings, Ltd.†(1)(2)	686,000	0

Security Description	Shares	Value (Note 2)

Bermuda (continued)
Petra Diamonds, Ltd.†	44,763	$108,957

		19,372,143

Brazil — 1.9%
BR Properties SA	35,600	457,114
CETIP SA - Balcao Organizado de Ativos e Derivativos	24,000	447,227
Cia Hering	114,100	3,069,022
EcoRodovias Infraestrutura e Logistica SA	53,600	432,296
EDP - Energias do Brasil SA	21,800	533,178
Estacio Participacoes SA	28,500	345,701
Even Construtora e Incorporadora SA	117,000	508,947
Iguatemi Empresa de Shopping Centers SA	20,900	503,864
JSL SA	86,700	535,170
Multiplus SA	18,000	362,568
Odontoprev SA	23,700	412,654
QGEP Participacoes SA	36,000	311,312
Totvs SA	16,700	310,028
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	158,600	2,355,103

		10,584,184

Canada — 4.5%
B2Gold Corp.†	970,700	4,002,684
C&C Energia, Ltd.†	32,000	272,636
Canyon Services Group, Inc.	295,100	4,357,382
Franco-Nevada Corp.	125,400	5,540,945
Major Drilling Group International, Inc.	486,000	8,856,011
Trican Well Service, Ltd.	128,900	2,361,875

		25,391,533

Cayman Islands — 2.6%
Agile Property Holdings, Ltd.	1,738,000	2,334,901
Charm Communications, Inc. ADR†	77,107	732,517
China Liansu Group Holdings, Ltd.	5,796,300	3,856,129
China Lilang, Ltd.	507,000	533,395
Daphne International Holdings, Ltd.	1,864,000	2,347,964
E-House China Holdings, Ltd. ADR	42,598	281,147
HKR International, Ltd.	1,350,400	539,728
HKT, Ltd.†	947,000	686,179
KWG Property Holding, Ltd.	633,500	385,514
Lonking Holdings, Ltd.	4,956,000	2,012,764
NetEase.com, Inc. ADR†	10,900	571,378
Shanda Games, Ltd. ADR	76,554	333,775

		14,615,391

Chile — 0.1%
Cia Cervecerias Unidas SA	25,600	368,755

China — 0.4%
Qingling Motors Co., Ltd.	2,892,000	939,615
Wumart Stores, Inc.	386,000	779,345
Zhejiang Expressway Co., Ltd.	1,024,000	776,298

		2,495,258

Cyprus — 0.2%
Globaltrans Investment PLC GDR	61,300	1,070,911

Denmark — 0.7%
Christian Hansen Holding A/S	65,539	1,620,741
Tryg A/S	39,679	2,126,016

		3,746,757

Finland — 1.9%
Cargotec Corp., Class B	101,074	4,280,868
Outokumpu Oyj	148,880	1,035,401
Outotec Oyj	49,220	3,017,798

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finland (continued)
UPM-Kymmene Oyj	184,433	$2,543,202

		10,877,269

France — 4.0%
Aeroports de Paris	35,411	2,797,659
Edenred	43,719	1,166,683
Eurazeo	41,637	1,972,064
Groupe Eurotunnel SA	265,212	2,300,962
Havas SA	474,480	2,412,915
Inside Secure SA†	32,605	421,364
JCDecaux SA†	92,143	2,557,134
Safran SA	58,949	1,975,616
Valeo SA	58,508	3,148,018
Virbac SA	26,683	3,958,464

		22,710,879

Germany — 5.0%
Aixtron SE NA	87,363	1,450,847
Deutsche Wohnen AG	192,986	2,564,209
GEA Group AG	146,932	4,964,408
Gerresheimer AG	103,107	4,579,209
Kabel Deutschland Holding AG†	98,657	5,924,031
KUKA AG†	183,407	4,162,554
Lanxess AG	36,885	2,756,859
Takkt AG	90,107	1,320,545
VTG AG	35,930	744,371

		28,467,033

Hong Kong — 2.6%
China Resources Enterprise, Ltd.	140,000	521,647
China Taiping Insurance Holdings Co., Ltd.†	423,800	990,080
Emperor Watch & Jewellery, Ltd.	22,580,000	3,260,566
Fushan International Energy Group, Ltd.	10,568,000	4,496,325
Hutchison Whampoa, Ltd.	114,000	1,136,149
Shougang Concord International Enterprises Co., Ltd.(2)	50,114,000	3,876,692
Wharf Holdings, Ltd.	63,800	399,768

		14,681,227

India — 0.5%
HDFC Bank, Ltd. ADR	10,312	354,217
Housing Development Finance Corp.	64,172	868,437
Jain Irrigation Systems, Ltd.	168,389	370,380
Jain Irrigation Systems, Ltd. (Differential Voting Rights)†	5,555	5,066
United Phosphorus, Ltd.	322,739	1,030,579

		2,628,679

Indonesia — 0.7%
PT Alam Sutera Realty Tbk	54,892,500	3,468,817
PT United Tractors Tbk	212,469	683,104

		4,151,921

Ireland — 3.1%
C&C Group PLC	583,372	2,838,430
DCC PLC (ISE)	34,721	891,638
DCC PLC (LSE)	93,646	2,426,670
FBD Holdings PLC	296,268	3,380,757
Grafton Group PLC	446,508	2,040,446
Irish Continental Group PLC (ISE)	52,500	1,077,164
Irish Continental Group PLC(LSE)	30,482	625,412
Kingspan Group PLC	171,351	1,860,570
Paddy Power PLC	39,971	2,377,762

		17,518,849

Isle of Man — 0.1%
Hansard Global PLC	120,665	284,110

Security Description	Shares	Value (Note 2)

Israel — 1.1%
Mellanox Technologies, Ltd.†	157,200	$6,000,324
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	12,400	434,213

		6,434,537

Italy — 2.8%
Autogrill SpA	202,054	2,051,277
Azimut Holding SpA	258,871	2,417,705
Banca IFIS SpA	91,280	546,039
Credito Emiliano SpA	254,930	1,240,377
Davide Campari - Milano SpA	180,514	1,350,400
De’Longhi SpA Senior Sec. Notes	254,186	2,983,523
Parmalat SpA	241,965	546,417
Tod’s SpA	44,505	4,580,460

		15,716,198

Japan — 17.7%
Accordia Golf Co., Ltd.	2,333	1,782,252
Aica Kogyo Co., Ltd.	133,500	1,852,479
Calsonic Kansei Corp.	1,096,000	6,323,336
Cosmos Pharmaceutical Corp.	40,900	1,798,715
Daicel Corp.	215,000	1,401,772
Daiei, Inc.†	247,900	881,327
Daiwa Securities Group, Inc.	592,000	2,454,226
Denki Kagaku Kogyo KK	943,000	3,781,744
Fuji Machine Manufacturing Co., Ltd.	57,700	1,200,989
Fujimi, Inc.	52,900	699,563
Heiwa Corp.	157,500	3,051,575
Hoya Corp.	124,900	2,907,010
Ibiden Co., Ltd.	58,300	1,403,532
JVC Kenwood Holdings, Inc.†	560,000	2,597,121
Kakaku.com, Inc.	78,600	2,294,474
Kawasaki Kisen Kaisha, Ltd.	769,000	1,617,653
Komori Corp.	190,100	1,433,526
Konica Minolta Holdings, Inc.	280,000	2,362,898
Makino Milling Machine Co., Ltd.	496,000	3,728,085
Mazda Motor Corp.†	1,185,000	1,953,377
Micronics Japan Co., Ltd.	123,700	766,943
Mitsui O.S.K. Lines, Ltd.	462,000	2,102,842
Mori Seiki Co., Ltd.	175,400	1,760,689
Nabtesco Corp.	123,600	2,879,793
Nissan Chemical Industries, Ltd.	227,100	2,262,898
Nissha Printing Co., Ltd.	40,100	569,756
NTT Urban Development Corp.	2,723	2,184,028
Ohara, Inc.	87,700	984,993
Okuma Corp.	190,000	1,580,022
OSAKA Titanium Technologies Co.	75,300	3,079,991
Pioneer Corp.†	841,800	4,297,540
Resona Holdings, Inc.	673,300	3,221,967
Sanwa Holdings Corp.	527,000	1,841,161
Shimamura Co., Ltd.	24,200	2,646,549
Shimizu Corp.	184,000	744,692
Shin-Etsu Polymer Co., Ltd.	84,000	419,535
Shinko Electric Industries Co., Ltd.	209,000	1,920,568
Square Enix Holdings Co., Ltd.	110,900	2,163,703
Star Micronics Co., Ltd.	295,200	2,930,575
Sumco Corp.†	141,600	1,522,431
Suruga Bank, Ltd.	395,000	3,658,937
Taiyo Yuden Co., Ltd.	257,300	2,671,438
THK Co., Ltd.	184,000	3,895,485
Toshiba Machine Co., Ltd.	123,000	646,094
Union Tool Co.	74,900	1,414,338
Yamaha Motor Co., Ltd.	142,200	2,039,675

		99,732,297

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Jersey — 0.5%
Beazley PLC	161,922	$368,886
Cape PLC	259,368	1,803,187
UBM PLC	31,160	289,007
West China Cement, Ltd.	879,350	204,073

		2,665,153

Luxembourg — 0.2%
AZ Electronic Materials SA	67,165	302,393
GlobeOp Financial Services SA	37,788	275,336
MHP SA GDR†	37,600	526,400
O’Key Group S.A. GDR	36,000	320,400

		1,424,529

Malaysia — 0.0%
KSL Holdings Bhd	69,100	35,986

Mexico — 0.3%
Corp GEO SAB de CV, Series B†	34,000	48,824
Genomma Lab Internacional SAB de CV†	180,000	342,024
Industrias CH SAB de CV†	99,500	398,273
Mexichem SAB de CV	124,500	450,446
OHL Mexico SAB de CV†	213,000	373,213

		1,612,780

Netherlands — 4.1%
Arcadis NV	113,782	2,069,227
ASM International NV	57,932	2,171,923
Delta Lloyd NV	127,005	2,356,231
Fugro NV	34,562	2,538,107
Gemalto NV	69,537	3,973,042
Nutreco Holding NV	31,134	2,333,654
PostNL	518,202	3,068,829
Randstad Holding NV	55,904	2,115,257
SBM Offshore NV	98,574	1,788,716
X5 Retail Group NV GDR†	20,400	567,120

		22,982,106

Norway — 0.5%
Det Norske Oljeselskap ASA†	34,874	559,978
SpareBank 1 SR Bank ASA	273,255	2,004,411

		2,564,389

Panama — 0.1%
Copa Holdings SA, Class A	6,500	465,205

Papua New Guinea — 0.1%
New Britain Palm Oil, Ltd.†	29,931	390,937

Philippines — 1.2%
Filinvest Land, Inc.	30,610,000	880,606
Metro Pacific Investments Corp.	6,721,000	551,765
Metropolitan Bank & Trust	1,713,400	3,246,062
Security Bank Corp.	741,648	2,237,694

		6,916,127

Portugal — 0.5%
Portucel Empresa Produtora de Pasta e Papel SA	698,855	1,873,341
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	349,084	1,083,647

		2,956,988

Russia — 0.1%
Pharmstandard GDR†	37,600	693,344

Singapore — 0.7%
Cambridge Industrial Trust	2,090,790	869,317
Fortune Real Estate Investment Trust	1,540,000	782,290
Goodpack, Ltd.	549,000	603,586

Security Description	Shares	Value (Note 2)

Singapore (continued)
Sakari Resources, Ltd.	217,000	$461,536
SIA Engineering Co., Ltd.	205,000	616,320
Venture Corp., Ltd.	126,000	849,302

		4,182,351

South Africa — 0.4%
Aspen Pharmacare Holdings, Ltd.	75,900	1,097,789
Impala Platinum Holdings, Ltd.	18,550	412,636
Truworths International, Ltd.	52,700	567,062

		2,077,487

South Korea — 1.7%
DGB Financial Group, Inc.	93,080	1,252,188
E-Mart Co., Ltd.	2,540	616,425
Hyundai Home Shopping Network Corp.	5,094	660,243
Hyundai Mobis	2,705	689,110
IDIS Holdings Co., Ltd.	15,699	167,694
Intelligent Digital Integrated Securities Co., Ltd.	7,053	275,506
Korea Electronic Banking Technology Co., Ltd.(2)	153,035	2,407,576
Korea Investment Holdings Co., Ltd.	18,777	759,489
Korean Reinsurance Co.	56,773	738,383
LG Fashion Corp.	28,430	1,067,340
Shinhan Financial Group Co., Ltd.	26,012	1,006,789

		9,640,743

Spain — 2.6%
Amadeus IT Holding SA	73,145	1,393,550
Bankinter SA	230,932	1,427,591
Bolsas y Mercados Espanoles	59,943	1,600,036
International Consolidated Airlines Group SA†	859,511	2,253,608
Obrascon Huarte Lain SA	92,095	2,838,621
Viscofan SA	87,067	3,613,379
Vueling Airlines SA†	205,973	1,311,717

		14,438,502

Sweden — 3.1%
Electrolux AB, Class B	89,560	1,966,671
Elekta AB, Series B	58,463	2,739,017
Husqvarna AB, Class B	310,312	1,867,462
Intrum Justitia AB	131,454	2,095,937
JM AB	125,901	2,292,811
Saab AB, Series B	177,831	3,590,591
Trelleborg AB	273,520	2,932,875

		17,485,364

Switzerland — 3.1%
Aryzta AG	8,099	401,951
Barry Callebaut AG	1,856	1,817,637
GAM Holding AG	289,850	3,828,570
Gategroup Holding AG†	50,199	1,692,350
Georg Fischer AG	6,048	2,872,917
Kuoni Reisen Holding	8,245	2,624,693
Partners Group Holding AG	23,509	4,378,542

		17,616,660

Taiwan — 0.8%
China Life Insurance Co., Ltd.	620,667	645,033
Delta Electronics, Inc.	144,000	395,809
E.Sun Financial Holding Co., Ltd.	793,478	434,583
Fubon Financial Holding Co., Ltd.	494,524	582,070
Hon Hai Precision Industry Co., Ltd. GDR	130,078	906,644
Lumax International Corp., Ltd.	243,100	519,345
St. Shine Optical Co., Ltd.	29,000	366,002
Yageo Corp.	1,769,000	594,561

		4,444,047

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Thailand — 0.6%
Home Product Center PCL	4,743,100	$1,927,643
Kasikornbank PCL	273,300	1,340,990

		3,268,633

Turkey — 0.7%
Arcelik AS	126,000	579,112
Aselsan Elektronik Sanayi Ve Ticaret AS	67,800	365,879
Turk Hava Yollari†	1,826,531	2,777,438
Turkiye Sinai Kalkinma Bankasi AS	418,300	521,291

		4,243,720

United Kingdom — 16.5%
Abbey Protection PLC	151,755	187,710
Advanced Computer Software Group PLC†	189,106	154,937
Advanced Medical Solutions Group PLC	148,387	218,364
Afren PLC†	2,085,899	4,440,095
Alternative Networks PLC	115,009	536,096
Amerisur Resources PLC†	605,348	260,023
Aveva Group PLC	15,538	423,443
Avocet Mining PLC	160,353	573,350
Babcock International Group PLC	141,764	1,698,259
Bank of Georgia Holdings PLC†	26,800	477,525
Bellway PLC	28,947	375,783
Berendsen PLC	36,660	294,528
Booker Group PLC Bonds	3,672,635	4,385,018
Brewin Dolphin Holdings PLC	252,393	626,791
Brooks MacDonald Group PLC	12,972	274,061
BTG PLC†	168,350	947,308
Carclo PLC	27,212	149,789
Carphone Warehouse Group PLC	620,174	1,682,212
Chemring Group PLC	95,509	666,736
Consort Medical PLC	5,684	52,900
Craneware PLC	25,168	160,960
Croda International PLC	145,745	4,994,388
Dechra Pharmaceuticals PLC	117,349	1,017,463
Derwent London PLC	136,722	3,675,936
Devro PLC	87,738	438,707
Dialog Semiconductor PLC†	127,500	2,737,426
Dignity PLC	24,095	317,587
Diploma PLC	132,065	834,106
Domino Printing Sciences PLC	80,784	842,444
Dunelm Group PLC	74,278	612,706
E2V Technologies PLC	174,211	388,013
Elementis PLC	246,081	649,874
EMIS Group PLC	42,718	282,034
EnQuest PLC†	231,795	467,591
Euromoney Institutional Investor PLC	48,348	551,494
Faroe Petroleum PLC†	50,267	138,748
Fenner PLC	879,644	6,620,683
Ferrexpo PLC	226,452	1,155,722
Fidessa Group PLC	8,652	228,490
Filtrona PLC	98,315	703,842
G4S PLC	348,381	1,601,314
Go-Ahead Group PLC	3,296	67,275
Great Portland Estates PLC	596,263	3,349,488
Gulfsands Petroleum PLC†	37,160	100,944
H&T Group PLC	109,326	565,262
Hansteen Holdings PLC	180,160	214,962
Hargreaves Services PLC	27,147	535,533
Headlam Group PLC	46,074	209,635
Hill & Smith Holdings PLC	31,849	158,593
Homeserve PLC	162,664	576,049
Howden Joinery Group PLC†	309,725	572,566
Hunting PLC	33,272	435,634

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Impax Asset Management Group PLC	193,499	$167,771
Inchcape PLC	542,492	3,239,029
IQE PLC†	969,401	416,399
James Halstead PLC	64,314	512,097
Jardine Lloyd Thompson Group PLC	301,311	3,365,077
JD Wetherspoon PLC	41,302	263,881
JKX Oil & Gas PLC	64,482	135,924
John Wood Group PLC	260,521	3,141,629
Jupiter Fund Management PLC	147,170	585,332
Latchways PLC	15,810	279,189
LSL Property Services PLC	115,074	439,371
Mam Funds PLC†	235,920	90,078
Marston’s PLC	274,193	427,053
May Gurney Integrated Services PLC	120,227	554,680
Mears Group PLC	173,727	658,481
Melrose PLC	104,572	650,149
Micro Focus International PLC†	77,154	552,349
Microgen PLC	219,801	491,302
Mitie Group PLC	104,342	441,554
Moneysupermarket.com Group PLC	134,599	271,093
Morson Group PLC	41,480	26,726
N Brown Group PLC	138,112	524,697
NCC Group PLC	28,454	398,580
Northbridge Industrial Services PLC	35,770	147,103
Northgate PLC†	116,674	458,473
PayPoint PLC	87,675	808,997
Phoenix IT Group, Ltd.	54,603	172,867
Premier Oil PLC†	114,388	801,803
Renishaw PLC	10,026	229,207
Restaurant Group PLC	43,111	190,393
RM PLC	182,060	241,125
Rotork PLC	18,862	621,456
RPC Group PLC	142,632	884,508
RPS Group PLC	168,012	604,611
RWS Holdings PLC	89,031	708,197
Salamander Energy PLC†	56,654	221,361
SDL PLC	169,121	1,910,288
Senior PLC	276,925	861,735
Serco Group PLC	103,390	912,882
Spectris PLC	19,993	555,030
Spirax-Sarco Engineering PLC	13,166	430,436
Spirent Communications PLC	245,721	550,803
Staffline Group PLC	25,637	85,243
Sthree PLC	54,546	248,400
Synergy Health PLC	122,473	1,653,237
TalkTalk Telecom Group PLC	220,332	506,510
Telecity Group PLC†	582,442	6,388,955
Ultra Electronics Holdings PLC	19,290	517,407
Valiant Petroleum PLC†	27,383	217,600
Victrex PLC	22,233	469,013
YouGov PLC†	211,761	230,770

		92,891,248

United States — 0.2%
Gran Tierra Energy, Inc.†	62,000	360,301
Sohu.com, Inc.†	11,935	588,873

		949,174

Total Common Stock (cost $512,457,225)		$548,705,297

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.8%
United States — 0.8%
iShares MSCI EAFE Small Cap Index Fund (cost $4,512,262)	113,700	$4,527,534

PREFERRED STOCK — 0.7%
Australia — 0.0%
Gunns, Ltd.	1,665	87,496

Brazil — 0.1%
Banco ABC Brasil SA	40,000	321,444
Parana Banco SA	47,700	359,712

		681,156

Chile — 0.0%
Embotelladora Andina SA	40,000	207,148

Germany — 0.4%
ProSiebenSat.1 Media AG	80,541	2,092,978

South Korea — 0.2%
Hyundai Motor Co.	16,636	947,251

Total Preferred Stock (cost $3,528,988)		4,016,029

WARRANTS — 0.0%
Malaysia — 0.0%
KSL Holdings Bhd Expires 08/19/16 (strike price MYR 1.60)† (cost $1,149)	17,275	2,509

Total Long-Term Investment Securities (cost $520,499,624)		557,251,369

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 0.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of $5,239,001 and collateralized by $4,935,000 of United States Treasury Bonds, bearing interest at 2.63%, due 11/15/20 and having an approximate value of $5,349,017 (cost $5,239,000)	$5,239,000	$5,239,000

TOTAL INVESTMENTS —
(cost $525,738,624) (3)	99.7%	562,490,369
Other assets less liabilities	0.3	1,675,289

NET ASSETS —	100.0%	$564,165,658

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $6,284,268 representing 1.1% of net assets.
(3)	See Note 5 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Germany	$28,467,033	$—	$—	$28,467,033
Japan	99,732,297	—	—	99,732,297
United Kingdom	92,891,248	—	—	92,891,248
Other Countries*	327,614,719	—	0	327,614,719
Exchange -Traded Funds	4,527,534	—	—	4,527,534
Preferred Stock	4,016,029	—	—	4,016,029
Warrants	2,509	—	—	2,509
Short-Term Investment Securities:
Time Deposits	—	5,239,000	—	5,239,000

Total	$557,251,369	$5,239,000	$0	$562,490,369

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 08/31/2011	$170,796
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	104,710
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	(275,506)

Balance as of 02/29/2012	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock
$104,710

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	7.6%
Banks — Super Regional	7.4
Oil Companies — Exploration & Production	7.4
Diversified Banking Institutions	4.7
Multimedia	4.5
Diversified Manufacturing Operations	4.0
Networking Products	2.4
Chemicals — Diversified	2.2
Medical — HMO	2.0
Semiconductor Components — Integrated Circuits	2.0
Advertising Agencies	1.9
Investment Management/Advisor Services	1.9
Insurance — Multi-line	1.8
Beverages — Non-alcoholic	1.8
Oil — Field Services	1.7
Food — Misc.	1.7
Medical Products	1.6
Insurance Brokers	1.5
Insurance — Property/Casualty	1.4
Retail — Drug Store	1.4
Telephone — Integrated	1.3
Retail — Building Products	1.1
Commercial Services — Finance	1.1
Auto/Truck Parts & Equipment — Original	1.1
Exchange — Traded Funds	1.0
Computers — Memory Devices	1.0
Batteries/Battery Systems	1.0
Cruise Lines	1.0
Home Decoration Products	1.0
Electronic Components — Semiconductors	0.9
Oil Companies — Integrated	0.9
Building — Residential/Commercial	0.9
Insurance — Reinsurance	0.9
Medical — Wholesale Drug Distribution	0.8
Retail — Regional Department Stores	0.7
Cosmetics & Toiletries	0.7
Insurance — Life/Health	0.7
Oil Field Machinery & Equipment	0.7
Finance — Credit Card	0.7
Entertainment Software	0.7
Aerospace/Defense	0.6
Enterprise Software/Service	0.6
Instruments — Scientific	0.6
Engineering/R&D Services	0.6
Oil Refining & Marketing	0.6
Medical — Generic Drugs	0.6
Metal — Copper	0.5
Cellular Telecom	0.5
Building & Construction Products — Misc.	0.5
Paper & Related Products	0.5
Retail — Discount	0.5
Finance — Investment Banker/Broker	0.5
Tools — Hand Held	0.5
Electric — Integrated	0.5
Instruments — Controls	0.5
Retail — Office Supplies	0.5
Medical — Biomedical/Gene	0.5
Aerospace/Defense — Equipment	0.5
Applications Software	0.4
Retail — Apparel/Shoe	0.4
Time Deposits	0.4
Finance — Other Services	0.4
Gold Mining	0.4
Real Estate Investment Trusts	0.4
Electronic Security Devices	0.4
Medical Instruments	0.4
Food — Retail	0.4
Machinery — Construction & Mining	0.3

Television	0.3%
Office Automation & Equipment	0.3
Power Converter/Supply Equipment	0.3
Computer Services	0.3
Chemicals — Specialty	0.3
Banks — Fiduciary	0.3
Brewery	0.3
Auto — Cars/Light Trucks	0.3
Semiconductor Equipment	0.3
Internet Security	0.3
Agricultural Chemicals	0.3
Savings & Loans/Thrifts	0.3
Cable/Satellite TV	0.2
Publishing — Books	0.2
Oil & Gas Drilling	0.2
Medical Labs & Testing Services	0.2
Food — Wholesale/Distribution	0.2
Non — Hazardous Waste Disposal	0.2
Machinery — Farming	0.2
Electronic Forms	0.2
Metal — Aluminum	0.2
Pipelines	0.1
X — Ray Equipment	0.1
Banks — Commercial	0.1
Transport — Rail	0.1
Diversified Minerals	0.1
Electronic Components — Misc.	0.1
Motion Pictures & Services	0.1
Computers	0.1

98.8%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.4%
Advertising Agencies — 1.9%
Omnicom Group, Inc.	59,350	$2,934,264

Aerospace/Defense — 0.6%
General Dynamics Corp.	4,500	329,535
Raytheon Co.	10,700	540,564
Rockwell Collins, Inc.	2,500	148,225

		1,018,324

Aerospace/Defense - Equipment — 0.5%
United Technologies Corp.	8,570	718,766

Agricultural Chemicals — 0.3%
Mosaic Co.	7,700	444,675

Applications Software — 0.4%
Microsoft Corp.	22,200	704,628

Auto - Cars/Light Trucks — 0.3%
General Motors Co.†	19,166	498,699

Auto/Truck Parts & Equipment - Original — 1.1%
Johnson Controls, Inc.	52,700	1,719,601

Banks - Commercial — 0.1%
BB&T Corp.	5,000	146,250

Banks - Fiduciary — 0.3%
State Street Corp.	12,000	506,760

Banks - Super Regional — 7.4%
Capital One Financial Corp.	26,000	1,315,600
Comerica, Inc.	37,660	1,118,125
Fifth Third Bancorp	31,000	421,910
PNC Financial Services Group, Inc.	26,020	1,548,711
SunTrust Banks, Inc.	38,390	881,434
US Bancorp	73,790	2,169,426
Wells Fargo & Co.	132,410	4,143,109

		11,598,315

Batteries/Battery Systems — 1.0%
Energizer Holdings, Inc.†	20,320	1,553,464

Beverages - Non-alcoholic — 1.8%
Coca-Cola Enterprises, Inc.	19,680	568,752
PepsiCo, Inc.	34,980	2,201,641

		2,770,393

Brewery — 0.3%
Molson Coors Brewing Co., Class B	11,500	505,310

Building & Construction Products - Misc. — 0.5%
Owens Corning†	26,310	832,711

Building - Residential/Commercial — 0.9%
NVR, Inc.†	590	408,280
Toll Brothers, Inc.†	40,330	946,142

		1,354,422

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	12,000	352,560

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	31,000	839,790

Chemicals - Diversified — 2.2%
Air Products & Chemicals, Inc.	5,710	515,270
Celanese Corp., Series A	21,340	1,015,144
Dow Chemical Co.	55,590	1,862,821

		3,393,235

Chemicals - Specialty — 0.3%
Eastman Chemical Co.	9,400	508,822

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 1.1%
Moody’s Corp.	35,060	$1,353,667
Western Union Co.	23,000	401,810

		1,755,477

Computer Services — 0.3%
Accenture PLC, Class A	2,500	148,850
International Business Machines Corp.	1,900	373,787

		522,637

Computers — 0.1%
Hewlett - Packard Co.	4,000	101,240

Computers - Memory Devices — 1.0%
NetApp, Inc.†	7,000	301,000
SanDisk Corp.†	25,650	1,268,649

		1,569,649

Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	28,900	540,141
Procter & Gamble Co.	8,700	587,424

		1,127,565

Cruise Lines — 1.0%
Carnival Corp.	50,780	1,538,126

Diversified Banking Institutions — 4.7%
Bank of America Corp.	20,000	159,400
Citigroup, Inc.	54,037	1,800,513
Goldman Sachs Group, Inc.	14,000	1,611,960
JPMorgan Chase & Co.	94,600	3,712,104

		7,283,977

Diversified Manufacturing Operations — 4.0%
Cooper Industries PLC	8,150	498,943
Dover Corp.	16,080	1,029,442
Eaton Corp.	20,780	1,084,508
General Electric Co.	186,010	3,543,490
Illinois Tool Works, Inc.	3,000	167,070

		6,323,453

Diversified Minerals — 0.1%
Teck Resources, Ltd., Class B	3,600	143,892

Electric - Integrated — 0.5%
Entergy Corp.	3,900	259,857
Exelon Corp.	4,500	175,815
PPL Corp.	12,000	342,600

		778,272

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	3,000	141,570

Electronic Components - Semiconductors — 0.9%
Altera Corp.	4,500	173,025
Intel Corp.	17,000	456,960
Texas Instruments, Inc.	23,850	795,397

		1,425,382

Electronic Forms — 0.2%
Adobe Systems, Inc.†	8,000	263,120

Electronic Security Devices — 0.4%
Tyco International, Ltd.	11,400	590,748

Engineering/R&D Services — 0.6%
Jacobs Engineering Group, Inc.†	6,500	300,430
KBR, Inc.	9,400	341,408
URS Corp.†	6,700	292,455

		934,293

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service — 0.6%
Oracle Corp.	33,720	$986,984

Entertainment Software — 0.7%
Electronic Arts, Inc.†	62,620	1,022,585

Finance - Credit Card — 0.7%
American Express Co.	10,300	544,767
Discover Financial Services	16,000	480,160

		1,024,927

Finance - Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.	43,350	809,345

Finance - Other Services — 0.4%
CME Group, Inc.	500	144,745
NASDAQ OMX Group, Inc.†	18,080	476,227

		620,972

Food - Misc. — 1.7%
ConAgra Foods, Inc.	34,770	912,713
General Mills, Inc.	3,800	145,578
Kraft Foods, Inc., Class A	27,390	1,042,737
Unilever PLC ADR	15,500	503,285

		2,604,313

Food - Retail — 0.4%
Kroger Co.	12,000	285,480
Safeway, Inc.	12,500	268,125

		553,605

Food - Wholesale/Distribution — 0.2%
Sysco Corp.	10,000	294,200

Gold Mining — 0.4%
Goldcorp, Inc.	11,000	533,500
Newmont Mining Corp.	1,100	65,340

		598,840

Home Decoration Products — 1.0%
Newell Rubbermaid, Inc.	83,780	1,533,174

Instruments - Controls — 0.5%
Honeywell International, Inc.	12,770	760,709

Instruments - Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	17,130	969,901

Insurance Brokers — 1.5%
Aon Corp.	21,444	1,003,794
Marsh & McLennan Cos., Inc.	43,220	1,348,464

		2,352,258

Insurance - Life/Health — 0.7%
Prudential Financial, Inc.	17,490	1,069,688

Insurance - Multi-line — 1.8%
Allstate Corp.	24,000	754,320
Genworth Financial, Inc., Class A†	59,870	544,218
MetLife, Inc.	38,690	1,491,500

		2,790,038

Insurance - Property/Casualty — 1.4%
Chubb Corp.	20,380	1,385,025
Travelers Cos., Inc.	14,130	819,116

		2,204,141

Insurance - Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	8,500	666,825
Everest Re Group, Ltd.	4,000	351,400
PartnerRe, Ltd.	5,000	317,200

		1,335,425

Security Description	Shares	Value (Note 2)

Internet Security — 0.3%
Symantec Corp.†	25,000	$446,000

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	28,580	1,593,621
Franklin Resources, Inc.	8,610	1,015,033
Invesco, Ltd.	11,500	284,855

		2,893,509

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	4,700	536,787

Machinery - Farming — 0.2%
Deere & Co.	3,400	281,962

Medical Instruments — 0.4%
Medtronic, Inc.	7,500	285,900
St. Jude Medical, Inc.	6,500	273,780

		559,680

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	3,400	305,626

Medical Products — 1.6%
Baxter International, Inc.	18,870	1,096,913
Becton, Dickinson and Co.	7,200	548,784
Covidien PLC	10,500	548,625
Zimmer Holdings, Inc.†	6,000	364,500

		2,558,822

Medical - Biomedical/Gene — 0.5%
Amgen, Inc.	5,000	339,750
Gilead Sciences, Inc.†	3,900	177,450
Life Technologies Corp.†	5,000	236,550

		753,750

Medical - Drugs — 7.6%
Abbott Laboratories	11,300	639,693
Eli Lilly & Co.	11,580	454,399
Johnson & Johnson	28,564	1,858,945
Merck & Co., Inc.	79,820	3,046,730
Novartis AG ADR	14,000	763,140
Pfizer, Inc.	239,710	5,057,881

		11,820,788

Medical - Generic Drugs — 0.6%
Mylan, Inc.†	23,530	551,543
Teva Pharmaceutical Industries, Ltd. ADR	7,000	313,670

		865,213

Medical - HMO — 2.0%
Cigna Corp.	26,360	1,162,740
Humana, Inc.	6,150	535,665
UnitedHealth Group, Inc.	19,600	1,092,700
WellPoint, Inc.	4,400	288,772

		3,079,877

Medical - Wholesale Drug Distribution — 0.8%
McKesson Corp.	15,630	1,305,261

Metal - Aluminum — 0.2%
Alcoa, Inc.	24,000	244,080

Metal - Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	20,260	862,266

Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A†	3,700	140,859

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multimedia — 4.5%
News Corp., Class A	137,970	$2,741,464
Time Warner, Inc.	30,750	1,144,208
Viacom, Inc., Class B	24,800	1,180,976
Walt Disney Co.	45,080	1,892,909

		6,959,557

Networking Products — 2.4%
Cisco Systems, Inc.	188,460	3,746,585

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	9,600	286,368

Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	29,330	531,753

Oil & Gas Drilling — 0.2%
Ensco PLC ADR	5,500	320,650

Oil Companies - Exploration & Production — 7.4%
Anadarko Petroleum Corp.	17,570	1,477,988
Apache Corp.	1,700	183,481
Devon Energy Corp.	6,600	483,846
EOG Resources, Inc.	23,394	2,663,641
EQT Corp.	6,000	318,120
Forest Oil Corp.†	10,300	133,179
Noble Energy, Inc.	4,700	458,955
Occidental Petroleum Corp.	49,120	5,126,655
QEP Resources, Inc.	11,000	375,540
Southwestern Energy Co.†	5,000	165,300
Talisman Energy, Inc.	10,300	141,625

		11,528,330

Oil Companies - Integrated — 0.9%
Chevron Corp.	3,000	327,360
Exxon Mobil Corp.	5,300	458,450
Hess Corp.	9,000	584,280

		1,370,090

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	18,489	1,030,022

Oil Refining & Marketing — 0.6%
Valero Energy Corp.	37,610	921,069

Oil - Field Services — 1.7%
Schlumberger, Ltd.	35,140	2,727,215

Paper & Related Products — 0.5%
International Paper Co.	23,610	829,891

Pipelines — 0.1%
Enterprise Products Partners LP	3,600	186,768

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	7,050	530,301

Publishing - Books — 0.2%
Reed Elsevier NV ADR	14,000	345,660

Real Estate Investment Trusts — 0.4%
Weyerhaeuser Co.	28,500	595,365

Retail - Apparel/Shoe — 0.4%
PVH Corp.	7,830	665,628

Retail - Building Products — 1.1%
Home Depot, Inc.	34,050	1,619,758
Lowe’s Cos., Inc.	6,000	170,280

		1,790,038

Retail - Discount — 0.5%
Target Corp.	6,500	368,485
Wal-Mart Stores, Inc.	7,500	443,100

		811,585

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Drug Store — 1.4%
CVS Caremark Corp.	39,790	$1,794,529
Walgreen Co.	11,000	364,760

		2,159,289

Retail - Office Supplies — 0.5%
Staples, Inc.	51,590	756,309

Retail - Regional Department Stores — 0.7%
Kohl’s Corp.	7,500	372,600
Macy’s, Inc.	20,780	789,017

		1,161,617

Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc.	28,000	267,680
Washington Federal, Inc.	10,000	162,000

		429,680

Semiconductor Components - Integrated Circuits — 2.0%
Analog Devices, Inc.	3,700	145,077
QUALCOMM, Inc.	47,070	2,926,813

		3,071,890

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	38,000	465,120

Telephone - Integrated — 1.3%
AT&T, Inc.	34,200	1,046,178
CenturyLink, Inc.	14,500	583,625
Verizon Communications, Inc.	11,800	449,698

		2,079,501

Television — 0.3%
CBS Corp., Class B	17,920	535,808

Tools - Hand Held — 0.5%
Stanley Black & Decker, Inc.	10,490	805,632

Transport - Rail — 0.1%
Kansas City Southern†	2,100	146,118

X-Ray Equipment — 0.1%
Hologic, Inc.†	8,000	165,840

Total Common Stock
(cost $136,868,178)		152,039,654

EXCHANGE - TRADED FUNDS — 1.0%
iShares Russell 1000 Value Index Fund
(cost $1,631,680)	23,750	1,626,875

Total Long-Term Investment Securities
(cost $138,499,858)		153,666,529

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/12
(cost $628,000)	$628,000	628,000

TOTAL INVESTMENTS
(cost $139,127,858)(1)	98.8%	154,294,529
Other assets less liabilities	1.2	1,860,113

NET ASSETS —	100.0%	$156,154,642

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks — Super Regional	$11,598,315	$—	$—	$11,598,315
Medical-Drugs	11,820,788	—	—	11,820,788
Oil Companies — Exploration & Production	11,528,330	—	—	11,528,330
Other Industries*	117,092,221	—	—	117,092,221
Exchange-Traded Funds	1,626,875	—	—	1,626,875
Short-Term Investment Securities:
Time Deposits	—	628,000	—	628,000

Total	$153,666,529	$628,000	$—	$154,294,529

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	4.6%
Electronic Components — Semiconductors	3.7
Applications Software	3.6
Commercial Services — Finance	2.4
Retail — Restaurants	2.2
Vitamins & Nutrition Products	2.2
Medical Instruments	1.9
Medical — Biomedical/Gene	1.9
Retail — Major Department Stores	1.8
Real Estate Investment Trusts	1.7
Internet Infrastructure Software	1.7
Medical Labs & Testing Services	1.7
Oil — Field Services	1.6
Auto/Truck Parts & Equipment — Original	1.5
E-Commerce/Services	1.5
Retail — Apparel/Shoe	1.5
Semiconductor Equipment	1.5
Computer Services	1.4
Electronic Measurement Instruments	1.4
Distribution/Wholesale	1.4
Retail — Auto Parts	1.3
Agricultural Chemicals	1.3
Medical — Generic Drugs	1.3
Beverages — Non-alcoholic	1.3
Repurchase Agreements	1.3
Entertainment Software	1.2
Real Estate Management/Services	1.2
Home Furnishings	1.2
Apparel Manufacturers	1.1
Machinery — Construction & Mining	1.1
Retirement/Aged Care	1.1
Electric Products — Misc.	1.1
Investment Management/Advisor Services	1.0
Hazardous Waste Disposal	1.0
Transport — Services	1.0
Oil Field Machinery & Equipment	1.0
Engines — Internal Combustion	1.0
Coal	1.0
Transport — Marine	1.0
Medical — Wholesale Drug Distribution	0.9
Silver Mining	0.9
Broadcast Services/Program	0.9
Medical Products	0.9
Gold Mining	0.9
Retail — Bedding	0.8
Semiconductor Components — Integrated Circuits	0.8
Containers — Metal/Glass	0.8
Computers — Integrated Systems	0.8
Food — Retail	0.8
Wireless Equipment	0.8
Industrial Automated/Robotic	0.8
Electronic Components — Misc.	0.8
Dialysis Centers	0.8
Consulting Services	0.8
Hotels/Motels	0.7
Television	0.7
Retail — Perfume & Cosmetics	0.7
Electric — Transmission	0.7
Transport — Truck	0.7
Casino Hotels	0.7
Transport — Rail	0.7
Pharmacy Services	0.7
Computer Data Security	0.7
Finance — Other Services	0.7
Machinery — General Industrial	0.7
Web Hosting/Design	0.7
Enterprise Software/Service	0.6
Retail — Sporting Goods	0.6
Containers — Paper/Plastic	0.6

Recreational Vehicles	0.6%
Computers — Memory Devices	0.6
Filtration/Separation Products	0.6
Networking Products	0.6
Data Processing/Management	0.6
Medical Information Systems	0.6
Building — Residential/Commercial	0.6
Food — Misc.	0.6
Banks — Commercial	0.6
Instruments — Scientific	0.6
Chemicals — Diversified	0.5
Savings & Loans/Thrifts	0.5
Instruments — Controls	0.5
Transactional Software	0.5
Medical — Drugs	0.5
Cable/Satellite TV	0.5
Schools	0.5
Oil Refining & Marketing	0.5
Computer Aided Design	0.5
Cosmetics & Toiletries	0.5
Retail — Petroleum Products	0.5
Oil & Gas Drilling	0.5
Retail — Gardening Products	0.5
Machinery — Electrical	0.5
Metal — Iron	0.5
Coffee	0.4
Disposable Medical Products	0.4

99.7%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Agricultural Chemicals — 1.3%
CF Industries Holdings, Inc.	10,960	$2,038,560

Apparel Manufacturers — 1.1%
Ralph Lauren Corp.	4,900	851,277
Under Armour, Inc., Class A†	10,260	915,602

		1,766,879

Applications Software — 3.6%
Check Point Software Technologies, Ltd.†	15,936	926,838
Citrix Systems, Inc.†	15,870	1,186,124
Intuit, Inc.	23,020	1,331,477
Nuance Communications, Inc.†	54,260	1,406,419
Red Hat, Inc.†	15,700	776,522

		5,627,380

Auto/Truck Parts & Equipment - Original — 1.5%
BorgWarner, Inc.†	11,070	917,039
Lear Corp.	32,730	1,479,723

		2,396,762

Banks - Commercial — 0.6%
Signature Bank†	14,320	850,035

Beverages - Non-alcoholic — 1.3%
Coca-Cola Enterprises, Inc.	27,670	799,663
Monster Beverage Corp.†	20,960	1,198,702

		1,998,365

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†	29,060	1,355,649

Building - Residential/Commercial — 0.6%
D.R. Horton, Inc.	61,410	880,619

Cable/Satellite TV — 0.5%
DISH Network Corp., Class A	27,370	798,383

Casino Hotels — 0.7%
Wynn Resorts, Ltd.	9,290	1,101,237

Chemicals - Diversified — 0.5%
Celanese Corp., Series A	17,420	828,669

Coal — 1.0%
Alpha Natural Resources, Inc.†	45,330	841,325
Peabody Energy Corp.	19,790	690,275

		1,531,600

Coffee — 0.4%
Green Mountain Coffee Roasters, Inc.†	9,170	595,775

Commercial Services - Finance — 2.4%
Alliance Data Systems Corp.†	11,550	1,401,708
Moody’s Corp.	34,650	1,337,836
Western Union Co.	56,000	978,320

		3,717,864

Computer Aided Design — 0.5%
Autodesk, Inc.†	20,850	789,173

Computer Data Security — 0.7%
Fortinet, Inc.†	39,730	1,074,697

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A†	10,990	779,741
IHS, Inc., Class A†	14,590	1,379,776

		2,159,517

Computers - Integrated Systems — 0.8%
Teradata Corp.†	18,930	1,259,792

Computers - Memory Devices — 0.6%
SanDisk Corp.†	19,070	943,202

Security Description	Shares	Value (Note 2)

Consulting Services — 0.8%
Verisk Analytics, Inc., Class A†	26,900	$1,170,150

Containers - Metal/Glass — 0.8%
Crown Holdings, Inc.†	34,430	1,272,877

Containers - Paper/Plastic — 0.6%
Rock-Tenn Co., Class A	13,710	966,418

Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	13,480	789,119

Data Processing/Management — 0.6%
Fiserv, Inc.†	13,800	914,940

Dialysis Centers — 0.8%
DaVita, Inc.†	13,520	1,170,156

Disposable Medical Products — 0.4%
C.R. Bard, Inc.	6,225	582,785

Distribution/Wholesale — 1.4%
Fossil, Inc.†	9,988	1,218,336
WW Grainger, Inc.	4,203	873,089

		2,091,425

E-Commerce/Services — 1.5%
priceline.com, Inc.†	1,590	996,962
TripAdvisor, Inc.†	41,740	1,345,280

		2,342,242

Electric Products - Misc. — 1.1%
AMETEK, Inc.	35,795	1,703,842

Electric - Transmission — 0.7%
ITC Holdings Corp.	15,170	1,145,032

Electronic Components - Misc. — 0.8%
Gentex Corp.	50,600	1,196,690

Electronic Components - Semiconductors — 3.7%
Avago Technologies, Ltd.	49,960	1,878,995
Microchip Technology, Inc.	21,880	789,212
ON Semiconductor Corp.†	176,010	1,596,411
Rovi Corp.†	43,003	1,525,746

		5,790,364

Electronic Measurement Instruments — 1.4%
Agilent Technologies, Inc.†	27,120	1,182,975
Trimble Navigation, Ltd.†	18,970	954,001

		2,136,976

Engines - Internal Combustion — 1.0%
Cummins, Inc.	12,840	1,548,119

Enterprise Software/Service — 0.6%
Informatica Corp.†	19,920	979,267

Entertainment Software — 1.2%
Electronic Arts, Inc.†	115,410	1,884,645

Filtration/Separation Products — 0.6%
Pall Corp.	14,730	934,619

Finance - Other Services — 0.7%
IntercontinentalExchange, Inc.†	7,690	1,060,912

Food - Misc. — 0.6%
H.J. Heinz Co.	16,300	859,173

Food - Retail — 0.8%
Whole Foods Market, Inc.	15,410	1,244,203

Gold Mining — 0.9%
Royal Gold, Inc.	18,900	1,312,605

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Hazardous Waste Disposal — 1.0%
Stericycle, Inc.†	18,430	$1,599,171

Home Furnishings — 1.2%
Tempur-Pedic International, Inc.†	22,977	1,815,183

Hotel/Motels — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	21,450	1,156,155

Industrial Automated/Robotic — 0.8%
Rockwell Automation, Inc.	15,330	1,226,093

Instruments - Controls — 0.5%
Sensata Technologies Holding NV†	25,390	822,636

Instruments - Scientific — 0.6%
Waters Corp.†	9,460	847,616

Internet Infrastructure Software — 1.7%
F5 Networks, Inc.†	11,340	1,417,047
TIBCO Software, Inc.†	43,920	1,272,362

		2,689,409

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	15,167	1,613,617

Machinery - Construction & Mining — 1.1%
Joy Global, Inc.	20,090	1,747,026

Machinery - Electrical — 0.5%
Regal-Beloit Corp.	11,460	773,550

Machinery - General Industrial — 0.7%
Gardner Denver, Inc.	14,900	1,023,332

Medical Information Systems — 0.6%
Cerner Corp.†	12,070	891,128

Medical Instruments — 1.9%
Edwards Lifesciences Corp.†	27,260	1,993,524
Intuitive Surgical, Inc.†	1,860	951,613

		2,945,137

Medical Labs & Testing Services — 1.7%
Covance, Inc.†	24,090	1,149,816
Laboratory Corp. of America Holdings†	16,780	1,508,354

		2,658,170

Medical Products — 0.9%
Varian Medical Systems, Inc.†	20,670	1,348,718

Medical - Biomedical/Gene — 1.9%
Alexion Pharmaceuticals, Inc.†	20,470	1,713,953
Dendreon Corp.†	64,640	727,846
Illumina, Inc.†	9,390	481,238

		2,923,037

Medical - Drugs — 0.5%
Endo Pharmaceuticals Holdings, Inc.†	21,560	799,229

Medical - Generic Drugs — 1.3%
Watson Pharmaceuticals, Inc.†	34,540	2,014,373

Medical - Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	36,490	1,362,902

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.	11,550	733,194

Networking Products — 0.6%
Acme Packet, Inc.†	30,160	919,277

Oil & Gas Drilling — 0.5%
Ensco PLC ADR	13,350	778,305

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 4.6%
Cabot Oil & Gas Corp.	23,650	$824,912
Concho Resources, Inc.†	21,300	2,275,692
Continental Resources, Inc.†	15,470	1,402,820
Denbury Resources, Inc.†	43,630	868,673
Pioneer Natural Resources Co.	6,770	742,263
SM Energy Co.	12,310	969,043

		7,083,403

Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	28,021	1,561,050

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	24,250	791,278

Oil - Field Services — 1.6%
CARBO Ceramics, Inc.	8,420	771,693
Oil States International, Inc.†	11,240	912,913
Superior Energy Services, Inc.†	26,428	775,402

		2,460,008

Pharmacy Services — 0.7%
Express Scripts, Inc.†	20,470	1,091,665

Real Estate Investment Trusts — 1.7%
Digital Realty Trust, Inc.	11,050	801,125
Home Properties, Inc.	12,940	745,732
Plum Creek Timber Co., Inc.	29,180	1,142,689

		2,689,546

Real Estate Management/Services — 1.2%
CBRE Group, Inc., Class A†	47,205	865,268
Jones Lang LaSalle, Inc.	11,750	956,567

		1,821,835

Recreational Vehicles — 0.6%
Polaris Industries, Inc.	14,436	953,642

Retail - Apparel/Shoe — 1.5%
Limited Brands, Inc.	32,870	1,529,441
Lululemon Athletica, Inc.†	12,070	808,931

		2,338,372

Retail - Auto Parts — 1.3%
AutoZone, Inc.†	2,170	812,622
O’Reilly Automotive, Inc.†	14,620	1,264,630

		2,077,252

Retail - Bedding — 0.8%
Bed Bath & Beyond, Inc.†	21,730	1,298,150

Retail - Gardening Products — 0.5%
Tractor Supply Co.	9,060	774,358

Retail - Major Department Stores — 1.8%
Nordstrom, Inc.	25,270	1,354,978
TJX Cos., Inc.	40,530	1,483,803

		2,838,781

Retail - Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.†	13,810	1,149,544

Retail - Petroleum Products — 0.5%
World Fuel Services Corp.	18,865	785,916

Retail - Restaurants — 2.2%
Chipotle Mexican Grill, Inc.†	3,950	1,541,369
Panera Bread Co., Class A†	12,100	1,870,418

		3,411,787

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Sporting Goods — 0.6%
Dick’s Sporting Goods, Inc.	21,820	$976,663

Retirement/Aged Care — 1.1%
Brookdale Senior Living, Inc.†	92,670	1,727,369

Savings & Loans/Thrifts — 0.5%
BankUnited, Inc.	35,910	827,007

Schools — 0.5%
New Oriental Education & Technology Group ADR†	29,990	795,035

Semiconductor Components - Integrated Circuits — 0.8%
Linear Technology Corp.	38,370	1,284,628

Semiconductor Equipment — 1.5%
KLA-Tencor Corp.	24,530	1,187,252
Novellus Systems, Inc.†	23,290	1,082,519

		2,269,771

Silver Mining — 0.9%
Silver Wheaton Corp.	35,390	1,357,914

Television — 0.7%
CBS Corp., Class B	38,570	1,153,243

Transactional Software — 0.5%
Solera Holdings, Inc.	16,890	810,720

Transport - Marine — 1.0%
Kirby Corp.†	9,857	676,387
Tidewater, Inc.	13,570	807,415

		1,483,802

Transport - Rail — 0.7%
Kansas City Southern†	15,730	1,094,493

Transport - Services — 1.0%
Expeditors International of Washington, Inc.	36,550	1,594,677

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 0.7%
J.B. Hunt Transport Services, Inc.	21,570	$1,104,600

Vitamins & Nutrition Products — 2.2%
Herbalife, Ltd.	36,210	2,397,464
Mead Johnson Nutrition Co.	12,120	942,330

		3,339,794

Web Hosting/Design — 0.7%
Rackspace Hosting, Inc.†	19,490	1,018,158

Wireless Equipment — 0.8%
Crown Castle International Corp.†	23,700	1,227,897

Total Long-Term Investment Securities
(cost $132,394,021)		152,690,333

REPURCHASE AGREEMENT — 1.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/12, to be repurchased 03/01/12 in the amount of $1,966,001 and collateralized by $1,855,000 of United States Treasury Notes bearing interest at 2.63%, due 11/15/20 and having an approximate value of $2,010,623 (cost $1,966,000)	$1,966,000	1,966,000

TOTAL INVESTMENTS
(cost $134,360,021)(1)	99.7%	154,656,333
Other assets less liabilities	0.3	411,121

NET ASSETS —	100.0%	$155,067,454

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$152,690,333	$—	$—	$152,690,333
Repurchase Agreement	—	1,966,000	—	1,966,000

Total	$152,690,333	$1,966,000	$—	$154,656,333

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Diversified Manufacturing Operations	5.0%
Chemicals — Specialty	4.5
Electric — Integrated	4.0
Oil Companies — Exploration & Production	3.0
Distribution/Wholesale	2.9
Chemicals — Diversified	2.7
Repurchase Agreements	2.6
U.S. Government Treasuries	2.6
Insurance — Reinsurance	2.4
Banks — Commercial	2.4
Containers — Metal/Glass	2.2
Real Estate Investment Trusts	2.2
Banks — Super Regional	2.1
Electronic Components — Semiconductors	2.0
Electronic Components — Misc.	1.9
Retail — Apparel/Shoe	1.6
Insurance — Life/Health	1.6
Real Estate Operations & Development	1.5
Building — Residential/Commercial	1.4
Power Converter/Supply Equipment	1.4
Containers — Paper/Plastic	1.3
Commercial Services — Finance	1.3
Human Resources	1.3
Telecommunication Equipment	1.3
Aerospace/Defense	1.2
Semiconductor Equipment	1.2
Machine Tools & Related Products	1.2
Time Deposits	1.1
Consulting Services	1.1
Finance — Investment Banker/Broker	1.0
Medical — HMO	1.0
Identification Systems	1.0
Insurance — Property/Casualty	1.0
Tools — Hand Held	1.0
Medical — Drugs	1.0
Office Supplies & Forms	0.9
Agricultural Chemicals	0.9
Medical — Wholesale Drug Distribution	0.9
Investment Management/Advisor Services	0.8
Building & Construction Products — Misc.	0.7
Brewery	0.7
Instruments — Controls	0.7
Electronic Security Devices	0.7
Registered Investment Companies	0.7
Machinery — General Industrial	0.7
Toys	0.7
Medical — Generic Drugs	0.7
Commercial Services	0.6
Medical Products	0.6
Gas — Distribution	0.6
Engineering/R&D Services	0.6
Lighting Products & Systems	0.6
Transport — Marine	0.6
Agricultural Operations	0.6
Machinery — Farming	0.6
Transport — Truck	0.6
Oil & Gas Drilling	0.6
Computers — Memory Devices	0.6
Apparel Manufacturers	0.5
Retail — Regional Department Stores	0.5
Savings & Loans/Thrifts	0.5
Retirement/Aged Care	0.5
Chemicals — Plastics	0.5
Food — Misc.	0.5
Telecom Services	0.5
Insurance — Multi-line	0.5
Television	0.4
Batteries/Battery Systems	0.4
Semiconductor Components — Integrated Circuits	0.4

Instruments — Scientific	0.4%
Food — Meat Products	0.4
Insurance Brokers	0.4
Airlines	0.4
Building & Construction — Misc.	0.4
Metal Processors & Fabrication	0.4
Auto/Truck Parts & Equipment — Original	0.4
Consumer Products — Misc.	0.4
Electronic Connectors	0.3
Finance — Credit Card	0.3
Beverages — Non-alcoholic	0.3
E-Commerce/Services	0.3
Finance — Consumer Loans	0.3
Industrial Gases	0.3
Aerospace/Defense — Equipment	0.3
Building Products — Doors & Windows	0.3
Dialysis Centers	0.3
Publishing — Books	0.3
Coal	0.3
Office Automation & Equipment	0.3
Medical — Hospitals	0.3
Sugar	0.3
Retail — Mail Order	0.3
X-Ray Equipment	0.3
Electric Products — Misc.	0.3
Medical Instruments	0.3
Pharmacy Services	0.3
Medical Labs & Testing Services	0.2
Investment Companies	0.2
Advertising Agencies	0.2
Tobacco	0.2
Entertainment Software	0.2
Machinery-Construction & Mining	0.2
Electronic Parts Distribution	0.2
Retail — Bedding	0.2
Research & Development	0.2
Schools	0.2
Printing — Commercial	0.2
Non-Ferrous Metals	0.2
Machinery — Pumps	0.2
Electric — Generation	0.2
Retail — Discount	0.1
Medical — Outpatient/Home Medical	0.1
Steel — Producers	0.1
Computers — Integrated Systems	0.1
Diversified Operations/Commercial Services	0.1
Telephone — Integrated	0.1
Gold Mining	0.1
Retail — Automobile	0.1
Textile — Home Furnishings	0.1

100.5%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.5%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	34,370	$1,699,253

Aerospace/Defense — 1.2%
Esterline Technologies Corp.†	55,736	3,620,053
Teledyne Technologies, Inc.†	83,083	4,951,747

		8,571,800

Aerospace/Defense - Equipment — 0.3%
Curtiss - Wright Corp.	56,075	2,083,186

Agricultural Chemicals — 0.9%
CF Industries Holdings, Inc.	22,084	4,107,624
Incitec Pivot, Ltd.	667,256	2,332,853

		6,440,477

Agricultural Operations — 0.6%
Bunge, Ltd.	45,600	3,069,792
China Agri - Industries Holdings, Ltd.	1,426,000	1,075,540

		4,145,332

Airlines — 0.4%
Delta Air Lines, Inc.†	286,202	2,807,642

Apparel Manufacturers — 0.5%
Maidenform Brands, Inc.†	135,000	2,835,000
VF Corp.	7,080	1,034,034

		3,869,034

Auto/Truck Parts & Equipment - Original — 0.4%
Lear Corp.	44,710	2,021,339
WABCO Holdings, Inc.†	9,801	583,062

		2,604,401

Banks - Commercial — 2.4%
East West Bancorp, Inc.	82,760	1,830,651
First Midwest Bancorp, Inc.	143,250	1,655,970
M&T Bank Corp.	48,360	3,947,143
Popular, Inc.†	1,494,875	2,840,263
Regions Financial Corp.	628,300	3,619,008
TCF Financial Corp.	219,900	2,370,522
Umpqua Holdings Corp.	51,824	638,472

		16,902,029

Banks - Super Regional — 2.1%
Capital One Financial Corp.	45,981	2,326,639
Comerica, Inc.	160,736	4,772,252
Fifth Third Bancorp	279,350	3,801,953
Huntington Bancshares, Inc.	466,576	2,727,137
SunTrust Banks, Inc.	57,748	1,325,894

		14,953,875

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†	40,400	3,088,580

Beverages - Non-alcoholic — 0.3%
Coca - Cola Enterprises, Inc.	60,060	1,735,734
Dr Pepper Snapple Group, Inc.	14,880	566,184

		2,301,918

Brewery — 0.7%
Molson Coors Brewing Co., Class B	119,115	5,233,913

Building & Construction Products - Misc. — 0.7%
Louisiana - Pacific Corp.†	430,190	3,514,652
Trex Co., Inc.†	64,244	1,730,091

		5,244,743

Building & Construction - Misc. — 0.4%
Aegion Corp.†	156,643	2,758,483

Security Description	Shares	Value (Note 2)

Building Products - Doors & Windows — 0.3%
Griffon Corp.	190,267	$2,033,954

Building - Residential/Commercial — 1.4%
Lennar Corp., Class A	185,100	4,327,638
Toll Brothers, Inc.†	246,969	5,793,893

		10,121,531

Chemicals - Diversified — 2.7%
Celanese Corp., Series A	84,900	4,038,693
Chemtura Corp.†	160,000	2,483,200
FMC Corp.	100,240	9,920,753
Solutia, Inc.†	99,700	2,802,567

		19,245,213

Chemicals - Plastics — 0.5%
PolyOne Corp.	260,511	3,498,663

Chemicals - Specialty — 4.5%
Albemarle Corp.	10,247	681,631
Ashland, Inc.	87,990	5,592,644
Cytec Industries, Inc.	84,600	5,030,316
Eastman Chemical Co.	115,000	6,224,950
Ferro Corp.†	304,731	1,691,257
H.B. Fuller Co.	82,000	2,470,660
Methanex Corp.	178,810	5,603,905
Minerals Technologies, Inc.	73,622	4,753,773

		32,049,136

Coal — 0.3%
Consol Energy, Inc.	54,605	1,955,951

Commercial Services — 0.6%
PHH Corp.†	337,601	4,598,126

Commercial Services - Finance — 1.3%
Alliance Data Systems Corp.†	16,340	1,983,022
Equifax, Inc.	59,200	2,488,768
Moody’s Corp.	67,920	2,622,391
SEI Investments Co.	37,370	738,058
Western Union Co.	75,490	1,318,810

		9,151,049

Computers - Integrated Systems — 0.1%
CGI Group, Inc., Class A†	34,173	732,669

Computers - Memory Devices — 0.6%
Seagate Technology PLC	88,120	2,314,031
Western Digital Corp.†	41,640	1,634,370

		3,948,401

Consulting Services — 1.1%
Booz Allen Hamilton Holding Corp.†	178,800	3,291,708
FTI Consulting, Inc.†	58,816	2,356,757
Towers Watson & Co., Class A	28,800	1,841,472

		7,489,937

Consumer Products - Misc. — 0.4%
Samsonite International SA†	1,381,500	2,482,931

Containers - Metal/Glass — 2.2%
Ball Corp.	45,382	1,818,911
Crown Holdings, Inc.†	43,523	1,609,045
Greif, Inc., Class A	59,237	3,033,527
Owens-Illinois, Inc.†	294,273	7,033,125
Rexam PLC	355,121	2,345,157

		15,839,765

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Containers - Paper/Plastic — 1.3%
Graphic Packaging Holding Co.†	137,125	$724,020
Packaging Corp. of America	47,900	1,419,756
Rock-Tenn Co., Class A	27,817	1,960,820
Sealed Air Corp.	107,000	2,100,410
Sonoco Products Co.	98,000	3,218,320

		9,423,326

Dialysis Centers — 0.3%
DaVita, Inc.†	23,490	2,033,060

Distribution/Wholesale — 2.9%
Arrow Electronics, Inc.†	229,530	9,215,629
Ingram Micro, Inc., Class A†	193,602	3,703,606
WESCO International, Inc.†	119,440	7,511,582

		20,430,817

Diversified Manufacturing Operations — 5.0%
Barnes Group, Inc.	188,878	5,231,920
Carlisle Cos., Inc.	109,161	5,327,057
Crane Co.	44,600	2,166,222
Dover Corp.	156,581	10,024,316
Federal Signal Corp.†	352,318	1,655,894
Ingersoll-Rand PLC	153,361	6,116,037
Pentair, Inc.	131,856	5,076,456

		35,597,902

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	10,439	645,339

E-Commerce/Services — 0.3%
Expedia, Inc.	32,565	1,108,838
TripAdvisor, Inc.†	36,914	1,189,738

		2,298,576

Electric Products-Misc. — 0.3%
AMETEK, Inc.	39,300	1,870,680

Electric - Generation — 0.2%
AES Corp.†	80,125	1,086,495

Electric - Integrated — 4.0%
Alliant Energy Corp.	110,800	4,724,512
Ameren Corp.	40,650	1,303,646
American Electric Power Co., Inc.	15,630	587,844
Edison International	44,190	1,850,235
Great Plains Energy, Inc.	45,170	893,463
Northeast Utilities	145,587	5,226,573
NV Energy, Inc.	501,161	7,858,205
PG&E Corp.	24,680	1,028,662
Westar Energy, Inc.	35,880	987,418
Wisconsin Energy Corp.	112,854	3,846,064

		28,306,622

Electronic Components - Misc. — 1.9%
Flextronics International, Ltd.†	1,277,468	9,006,149
Plexus Corp.†	75,907	2,633,973
TE Connectivity, Ltd.	44,920	1,641,826

		13,281,948

Electronic Components - Semiconductors — 2.0%
Avago Technologies, Ltd.	145,819	5,484,253
Diodes, Inc.†	40,000	993,600
Fairchild Semiconductor International, Inc.†	185,200	2,702,068
Microsemi Corp.†	243,100	5,085,652

		14,265,573

Security Description	Shares	Value (Note 2)

Electronic Connectors — 0.3%
Thomas & Betts Corp.†	33,323	$2,406,920

Electronic Parts Distribution — 0.2%
Avnet, Inc.†	38,400	1,372,416

Electronic Security Devices — 0.7%
Tyco International, Ltd.	97,200	5,036,904

Engineering/R&D Services — 0.6%
URS Corp.†	98,388	4,294,636

Entertainment Software — 0.2%
Electronic Arts, Inc.†	86,020	1,404,707

Finance - Consumer Loans — 0.3%
SLM Corp.	140,220	2,209,867

Finance - Credit Card — 0.3%
Discover Financial Services	79,970	2,399,900

Finance - Investment Banker/Broker — 1.0%
E*Trade Financial Corp.†	117,900	1,135,377
LPL Investment Holdings, Inc.†	42,600	1,452,660
Raymond James Financial, Inc.	73,260	2,591,206
TD Ameritrade Holding Corp.	118,150	2,205,861

		7,385,104

Finance - Other Services — 0.0%
Solar Cayman, Ltd.†*(1)(2)(3)	120,200	12,020

Food - Meat Products — 0.4%
Maple Leaf Foods, Inc.	250,913	2,868,084

Food - Misc. — 0.5%
Corn Products International, Inc.	59,900	3,435,265

Forestry — 0.0%
Sino-Forest Corp.†*(1)(2)	72,700	12,387
Sino-Forest Corp.†(1)(2)	80,835	13,774

		26,161

Gas - Distribution — 0.6%
UGI Corp.	156,111	4,410,136

Gold Mining — 0.1%
AuRico Gold, Inc.†	59,894	586,362

Human Resources — 1.3%
Manpower, Inc.	42,350	1,824,015
Monster Worldwide, Inc.†	96,980	673,041
Robert Half International, Inc.	93,909	2,669,833
TrueBlue, Inc.†	236,600	3,918,096

		9,084,985

Identification Systems — 1.0%
Brady Corp., Class A	97,397	3,111,834
Checkpoint Systems, Inc.†	364,009	4,040,500

		7,152,334

Industrial Gases — 0.3%
Yingde Gases Group Co., Ltd.	1,929,500	2,141,899

Instruments - Controls — 0.7%
Honeywell International, Inc.	84,900	5,057,493

Instruments - Scientific — 0.4%
Thermo Fisher Scientific, Inc.†	51,100	2,893,282

Insurance Brokers — 0.4%
Aon Corp.	18,820	880,964
Marsh & McLennan Cos., Inc.	62,480	1,949,376

		2,830,340

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Life/Health — 1.6%
Principal Financial Group, Inc.	144,277	$3,990,702
Symetra Financial Corp.	79,538	790,608
Torchmark Corp.	21,645	1,048,484
Unum Group	230,833	5,320,700

		11,150,494

Insurance - Multi-line — 0.5%
Loews Corp.	25,960	1,016,074
XL Group PLC	108,000	2,246,400

		3,262,474

Insurance - Property/Casualty — 1.0%
Alleghany Corp.†	15,600	5,064,384
Hanover Insurance Group, Inc.	30,860	1,259,705
WR Berkley Corp.	18,500	661,375

		6,985,464

Insurance - Reinsurance — 2.4%
Everest Re Group, Ltd.	59,999	5,270,912
Platinum Underwriters Holdings, Ltd.	86,121	3,062,463
Reinsurance Group of America, Inc.	149,048	8,595,598

		16,928,973

Investment Companies — 0.2%
Solar Capital, Ltd.	74,066	1,703,518

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	10,600	1,127,734
Federated Investors, Inc., Class B	18,695	383,061
Invesco, Ltd.	155,802	3,859,215

		5,370,010

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	68,600	4,266,234

Machine Tools & Related Products — 1.2%
Kennametal, Inc.	176,714	8,141,214

Machinery - Construction & Mining — 0.2%
Terex Corp.†	54,401	1,381,241

Machinery - Farming — 0.6%
AGCO Corp.†	79,444	4,101,694

Machinery - General Industrial — 0.7%
Albany International Corp., Class A	110,839	2,651,269
IDEX Corp.	51,200	2,140,160

		4,791,429

Machinery - Pumps — 0.2%
Flowserve Corp.	9,420	1,116,929

Medical Instruments — 0.3%
Boston Scientific Corp.†	299,100	1,860,402

Medical Labs & Testing Services — 0.2%
ICON PLC ADR†	41,702	883,248
Quest Diagnostics, Inc.	14,175	822,859

		1,706,107

Medical Products — 0.6%
CareFusion Corp.†	95,540	2,465,887
Teleflex, Inc.	35,500	2,104,085

		4,569,972

Medical - Drugs — 1.0%
Almirall SA	426,295	3,640,576
UCB SA	77,450	3,127,586

		6,768,162

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs — 0.7%
Impax Laboratories, Inc.†	197,197	$4,604,550

Medical - HMO — 1.0%
Cigna Corp.	119,459	5,269,336
Humana, Inc.	22,400	1,951,040

		7,220,376

Medical - Hospitals — 0.3%
Vanguard Health Systems, Inc.†	194,100	1,933,236

Medical - Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.	38,870	1,044,048

Medical - Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	109,275	4,081,421
McKesson Corp.	27,709	2,313,979

		6,395,400

Metal Processors & Fabrication — 0.4%
Timken Co.	50,000	2,620,000

Non - Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.	78,833	1,121,005

Office Automation & Equipment — 0.3%
Xerox Corp.	235,960	1,941,951

Office Supplies & Forms — 0.9%
ACCO Brands Corp.†	188,100	2,219,580
Avery Dennison Corp.	141,000	4,300,500

		6,520,080

Oil & Gas Drilling — 0.6%
Ensco PLC ADR	67,815	3,953,615

Oil Companies - Exploration & Production — 3.0%
Cobalt International Energy, Inc.†	227,965	6,852,628
Japan Petroleum Exploration Co.	59,700	2,897,238
Lone Pine Resources, Inc.†	287,000	2,132,410
Newfield Exploration Co.†	66,227	2,384,172
Noble Energy, Inc.	24,490	2,391,448
Rosetta Resources, Inc.†	42,690	2,178,898
SM Energy Co.	28,178	2,218,172

		21,054,966

Pharmacy Services — 0.3%
Omnicare, Inc.	51,420	1,808,956

Power Converter/Supply Equipment — 1.4%
Hubbell, Inc., Class B	128,831	9,690,668

Printing - Commercial — 0.2%
R.R. Donnelley & Sons Co.	81,200	1,122,184

Publishing - Books — 0.3%
McGraw-Hill Cos., Inc.	43,223	2,011,598

Real Estate Investment Trusts — 2.2%
American Assets Trust, Inc.	111,786	2,405,635
Duke Realty Corp.	47,420	658,190
Equity Residential	20,980	1,193,552
Kimco Realty Corp.	141,600	2,602,608
Regency Centers Corp.	22,050	943,519
Taubman Centers, Inc.	12,810	884,787
Ventas, Inc.	14,140	790,709
Vornado Realty Trust	14,510	1,185,902
Weyerhaeuser Co.	233,900	4,886,171

		15,551,073

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Operations & Development — 1.5%
BR Properties SA	490,900	$6,303,302
Forest City Enterprises, Inc., Class A†	168,055	2,456,964
Iguatemi Empresa de Shopping Centers SA	77,600	1,870,805

		10,631,071

Research & Development — 0.2%
PAREXEL International Corp.†	50,280	1,230,854

Retail - Apparel/Shoe — 1.6%
ANN, Inc.†	57,638	1,376,972
Collective Brands, Inc.†	251,176	4,526,192
Guess?, Inc.	32,910	1,140,331
Ross Stores, Inc.	83,466	4,451,242

		11,494,737

Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A†	20,130	479,497

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.†	21,989	1,313,623

Retail - Discount — 0.1%
Family Dollar Stores, Inc.	19,400	1,047,406

Retail - Mail Order — 0.3%
Williams-Sonoma, Inc.	49,050	1,893,330

Retail - Regional Department Stores — 0.5%
Kohl’s Corp.	39,007	1,937,868
Macy’s, Inc.	49,530	1,880,654

		3,818,522

Retirement/Aged Care — 0.5%
Brookdale Senior Living, Inc.†	197,773	3,686,489

Savings & Loans/Thrifts — 0.5%
BankUnited, Inc.	87,298	2,010,473
Beneficial Mutual Bancorp, Inc.†	191,029	1,732,633

		3,743,106

Schools — 0.2%
DeVry, Inc.	31,814	1,130,351

Semiconductor Components - Integrated Circuits — 0.4%
Analog Devices, Inc.	26,586	1,042,437
Linear Technology Corp.	55,400	1,854,792

		2,897,229

Semiconductor Equipment — 1.2%
Brooks Automation, Inc.	189,000	2,258,550
Formfactor, Inc.†	75,000	383,250
LTX-Credence Corp.†	298,234	2,013,079
Teradyne, Inc.†	213,200	3,500,744

		8,155,623

Steel - Producers — 0.1%
Reliance Steel & Aluminum Co.	19,342	1,039,052

Sugar — 0.3%
Cosan, Ltd., Class A	128,428	1,909,724

Telecom Services — 0.5%
Amdocs, Ltd.†	41,170	1,262,684
Virgin Media, Inc.	82,128	2,069,626

		3,332,310

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecommunication Equipment — 1.3%
Harris Corp.	205,523	$8,966,968

Telephone - Integrated — 0.1%
Windstream Corp.	52,810	637,945

Television — 0.4%
CBS Corp., Class B	106,433	3,182,347

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	6,828	433,646

Tobacco — 0.2%
Lorillard, Inc.	11,070	1,451,056

Tools - Hand Held — 1.0%
Stanley Black & Decker, Inc.	90,590	6,957,312

Toys — 0.7%
Mattel, Inc.	146,328	4,746,880

Transport - Marine — 0.6%
Tidewater, Inc.	69,975	4,163,513

Transport - Truck — 0.6%
Swift Transporation Co.†	339,217	3,975,623

X-Ray Equipment — 0.3%
Hologic, Inc.†	91,120	1,888,918

Total Long-Term Investment Securities
(cost $602,286,563)		659,006,300

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Registered Investment Companies — 0.7%
SSGA Money Market Fund	4,913,433	4,913,433

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/12	$7,868,000	7,868,000

U.S. Government Treasuries — 2.6%
United States Treasury Bills 0.01% due 03/08/12	18,000,000	17,999,254

Total Short-Term Investment Securities
(cost $30,780,687)		30,780,687

REPURCHASE AGREEMENT — 2.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2012, to be repurchased 03/01/12 in the amount of $18,516,005 and collateralized by $17,425,000 of United States Treasury Notes, bearing interest at 2.63%, due 11/15/20 and having an approximate value of $18,886,853

(cost $18,516,000)	18,516,000	18,516,000

TOTAL INVESTMENTS
(cost $651,583,250)(4)	100.5%	708,302,987
Liabilities in excess of other assets	(0.5)	(3,315,223)

NET ASSETS —	100.0%	$704,987,764

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $24,407 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $38,181 representing 0.0% of net assets.
(3)	Consists of more than one type of securities traded together as a unit.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$35,597,902	$—	$—	$35,597,902
Other Industries*	623,370,217	—	38,181	623,408,398
Short-Term Investment Securities:
Registered Investment Companies	4,913,433	—		4,913,433
Time Deposits	—	7,868,000	—	7,868,000
U.S. Government Treasuries	—	17,999,254	—	17,999,254
Repurchase Agreement	—	18,516,000	—	18,516,000

Total	$663,881,552	$44,383,254	$38,181	$708,302,987

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 08/31/2011	$149,036
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(110,855)
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 02/29/2012	$38,181

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 29, 2012 includes:

Common Stock
$(110,855)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	45.5%
Fixed Income Investment Companies	39.2
International Equity Investment Companies	12.5
Real Estate Investment Companies	2.8

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.5%
VALIC Co. I Blue Chip Growth Fund	831,401	$9,935,246
VALIC Co. I Dividend Value Fund	3,024,613	29,127,021
VALIC Co. I Mid Cap Strategic Growth Fund	83,174	1,073,774
VALIC Co. I Nasdaq-100 Index Fund	1,772,503	11,095,869
VALIC Co. I Science & Technology Fund†	568,624	9,865,629
VALIC Co. I Small Cap Special Values Fund	311,533	2,959,560
VALIC Co. I Stock Index Fund	2,245,028	57,068,604
VALIC Co. II Capital Appreciation Fund	807,321	8,557,602
VALIC Co. II Mid Cap Growth Fund†	521,032	4,501,715
VALIC Co. II Mid Cap Value Fund	1,518,897	26,307,295
VALIC Co. II Small Cap Growth Fund	208,655	2,841,887
VALIC Co. II Small Cap Value Fund	207,478	2,686,842

Total Domestic Equity Investment Companies
(cost $147,007,219)		166,021,044

Fixed Income Investment Companies — 39.2%
VALIC Co. I Government Securities Fund	527,824	5,853,565
VALIC Co. I Inflation Protected Fund	1,310,831	15,205,638
VALIC Co. I International Government Bond Fund	241,911	3,069,853
VALIC Co. II Core Bond Fund	5,739,866	63,023,725
VALIC Co. II High Yield Bond Fund	4,196,211	30,758,227
VALIC Co. II Strategic Bond Fund	2,207,756	24,815,181

Total Fixed Income Investment Companies
(cost $137,840,355)		142,726,189

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 12.5%
VALIC Co. I Emerging Economies Fund	3,045,812	$25,554,367
VALIC Co. I Foreign Value Fund	1,248,663	10,975,749
VALIC Co. I International Equities Fund	1,475,872	8,899,507

Total International Equity Investment Companies
(cost $41,599,854)		45,429,623

Real Estate Investment Companies — 2.8%
VALIC Co. I Global Real Estate Fund (cost $8,649,311)	1,341,950	10,306,174

TOTAL INVESTMENTS
(cost $335,096,739)(2)	100.0%	364,483,030
Liabilities in excess of other assets	0.0	(7,089)

NET ASSETS —	100.0%	$364,475,941

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$166,021,044	$—	$—	$166,021,044
Fixed Income Investment Companies	142,726,189	—	—	142,726,189
International Equity Investment Companies	45,429,623	—	—	45,429,623
Real Estate Investment Companies	10,306,174	—	—	10,306,174

Total	$364,483,030	$—	$—	$364,483,030

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

U.S. Government Agencies	44.6%
Commercial Banks	21.7
Repurchase Agreement	19.7
Super – Regional Banks	3.7
U.S. Government Treasuries	3.2
Diversified Financial Services	2.9
Cosmetics and Toiletries	1.9
Diversified Banking Institution	1.4
Finance – Investment Banker/Broker	0.6

99.7%

Weighted Average Days to Maturity	42.5

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 80.0%
Certificates of Deposit — 18.2%
Nordea Bank Finland PLC NY 0.25% due 03/05/12	$3,750,000	$3,750,000
Nordea Bank Finland PLC NY 0.40% due 05/21/12	3,700,000	3,700,083
Rabobank Nederland NV NY 0.51% due 04/26/12	3,750,000	3,750,000
Rabobank Nederland NV NY FRS 0.61% due 05/10/12	4,600,000	4,600,000
Royal Bank of Canada NY FRS 0.31% due 03/01/12	3,750,000	3,750,000
Royal Bank of Canada NY FRS 0.59% due 04/10/12	4,250,000	4,250,281
Svenska Handelsbanken NY 0.27% due 05/02/12	4,500,000	4,500,039
UBS AG Stamford CT 0.32% due 03/30/12	4,350,000	4,350,000
UBS AG Stamford CT 0.37% due 03/06/12	3,750,000	3,750,000

Total Certificates of Deposit
(amortized cost $36,400,403)		36,400,403

Commercial Paper — 5.3%
Barclays US Funding LLC 0.12% due 03/02/12	7,000,000	6,999,977
Proctor & Gamble Co. 0.07% due 03/08/12	3,700,000	3,699,949

Total Commercial Paper
(amortized cost $10,699,926)		10,699,926

U.S. Corporate Bonds & Notes — 8.7%
Bank of America NA 0.31% due 04/25/12	3,800,000	3,800,000
Bank of America NA 0.43% due 03/12/12	3,750,000	3,750,000
Citigroup Funding, Inc. FRS FDIC Guar. Notes 0.63% due 04/12/12	1,250,000	1,251,909
General Electric Capital Corp. FRS Senior Notes 0.70% due 04/10/12	3,820,000	3,820,536
General Electric Capital Corp. FRS Senior Notes 0.73% due 04/27/12	1,970,000	1,971,597
JPMorgan Chase & Co. Senior Notes 5.38% due 10/01/12	2,070,000	2,128,845
Morgan Stanley FRS FDIC Guar. Notes 0.74% due 03/13/12	700,000	700,154

Total Corporate Notes
(amortized cost $17,423,041)		17,423,041

U.S. Government Agencies — 44.6%
Federal Farm Credit Bank
0.07% due 04/06/12	3,850,000	3,849,731
0.07% due 08/24/12	1,600,000	1,599,452
0.09% due 05/29/12	2,000,000	1,999,555
0.27% due 03/06/13	2,310,000	2,310,587
Federal Farm Credit Bank FRS
0.21% due 03/27/12	2,650,000	2,649,981
0.23% due 05/23/12	3,300,000	3,300,457
0.23% due 08/17/12	1,000,000	999,953
0.25% due 10/19/12	5,000,000	4,999,683
0.26% due 11/13/12	2,000,000	2,000,719
0.28% due 02/11/13	6,000,000	6,000,000

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Home Loan Bank
0.03% due 03/16/12	$2,500,000	$2,499,969
0.08% due 04/16/12	1,000,000	999,898
0.09% due 04/13/12	1,300,000	1,299,860
0.10% due 05/30/12	250,000	249,938
0.11% due 08/01/12	1,400,000	1,399,346
0.12% due 03/01/12	1,500,000	1,500,000
0.12% due 03/16/12	2,310,000	2,309,884
0.12% due 06/25/12	6,650,000	6,647,429
0.18% due 02/15/13	2,300,000	2,299,272
0.19% due 10/03/12	1,400,000	1,398,404
Federal Home Loan Bank FRS
0.16% due 07/13/12	3,600,000	3,599,934
0.21% due 11/01/12	1,480,000	1,480,523
Federal Home Loan Mtg. Corp.
0.07% due 06/04/12	1,800,000	1,799,668
0.12% due 06/20/12	2,310,000	2,309,145
0.13% due 07/16/12	2,310,000	2,308,857
0.16% due 04/27/12	2,160,000	2,159,453
Federal Home Loan Mtg. Corp. FRS
0.21% due 02/04/13	1,350,000	1,350,763
0.21% due 08/10/12	3,510,000	3,509,610
0.24% due 10/12/12	715,000	715,176
Federal National Mtg. Assoc.
0.06% due 05/07/12	500,000	499,944
0.06% due 05/21/12	1,830,000	1,829,753
0.07% due 06/18/12	3,750,000	3,749,205
0.08% due 04/02/12	2,500,000	2,499,822
0.08% due 06/18/12	1,750,000	1,749,576
0.13% due 07/05/12	3,700,000	3,698,316
Federal National Mtg. Assoc. FRS
0.23% due 07/26/12	700,000	700,348
0.52% due 12/20/12	4,850,000	4,861,989

Total U.S. Government Agencies
(amortized cost $89,136,200)		89,136,200

U.S. Government Treasuries — 3.2%
United States Treasury Bills
0.01% due 03/01/12	1,700,000	1,700,000
0.01% due 04/05/12	3,200,000	3,199,969
United States Treasury Notes 1.88% due 06/15/12	1,460,000	1,466,958

Total U.S. Government Treasuries
(amortized cost $6,366,927)		6,366,927

Total Short-Term Investment Securities
(amortized cost $160,026,497)		160,026,497

REPURCHASE AGREEMENT — 19.7%
UBS Securities LLC Joint Repurchase Agreement(1) (cost $39,299,000)	39,299,000	39,299,000

TOTAL INVESTMENTS
(amortized cost $199,325,497) (2)	99.7%	199,325,497
Other assets less liabilities	0.3	580,142

NET ASSETS —	100.0%	$199,905,639

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2012 and unless noted otherwise the dates are the original maturity dates.

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$36,400,403	$—	$36,400,403
Commercial Paper	—	10,699,926	—	10,699,926
U.S. Corporate Bonds & Notes	—	17,423,041	—	17,423,041
U.S. Government Agencies	—	89,136,200	—	89,136,200
U.S. Government Treasuries	—	6,366,927	—	6,366,927
Repurchase Agreement	—	39,299,000	—	39,299,000

Total	$—	$199,325,497	$—	$199,325,497

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	4.8%
Medical — Biomedical/Gene	3.6
Retail — Apparel/Shoe	3.1
Applications Software	2.9
Building & Construction Products — Misc.	2.9
Electronic Components — Semiconductors	2.9
Investment Management/Advisor Services	2.5
Machinery — General Industrial	2.5
Transport — Truck	2.2
Enterprise Software/Service	2.2
Medical — HMO	2.1
Medical Products	2.1
Computer Software	2.1
Patient Monitoring Equipment	1.8
Lighting Products & Systems	1.7
Real Estate Investment Trusts	1.7
Internet Application Software	1.6
Medical Instruments	1.6
Medical — Drugs	1.5
Auto/Truck Parts & Equipment — Original	1.5
Retail — Automobile	1.5
Oil — Field Services	1.5
Oil Field Machinery & Equipment	1.5
Theaters	1.4
Retail — Restaurants	1.4
Internet Security	1.3
Commercial Services	1.3
Casino Services	1.3
Aerospace/Defense — Equipment	1.2
Finance — Investment Banker/Broker	1.2
Communications Software	1.1
Wireless Equipment	1.1
Retirement/Aged Care	1.1
Investment Companies	1.1
Rental Auto/Equipment	1.1
Retail — Building Products	1.1
Recreational Centers	1.1
Gambling (Non-Hotel)	1.1
Internet Infrastructure Software	1.0
Internet Connectivity Services	1.0
Diversified Manufacturing Operations	1.0
Food — Retail	1.0
Hazardous Waste Disposal	1.0
Computer Data Security	1.0
Time Deposits	1.0
Distribution/Wholesale	1.0
Internet Incubators	0.9
Medical — Hospitals	0.9
Semiconductor Components — Integrated Circuits	0.9
Web Hosting/Design	0.9
Engineering/R&D Services	0.8
Networking Products	0.8
Lasers — System/Components	0.8
Computers — Integrated Systems	0.8
Chemicals — Diversified	0.8
Resorts/Theme Parks	0.8
Apparel Manufacturers	0.7
Therapeutics	0.7
Machinery — Pumps	0.7
Internet Telephone	0.7
Healthcare Safety Devices	0.7
Medical — Generic Drugs	0.7
Instruments — Scientific	0.7
Schools	0.7
Hotels/Motels	0.6
Computers — Memory Devices	0.6
Entertainment Software	0.6
E-Commerce/Services	0.6
Seismic Data Collection	0.5

Insurance — Property/Casualty	0.5%
Drug Delivery Systems	0.5
Electronic Components — Misc.	0.5
Banks — Commercial	0.5
Auction Houses/Art Dealers	0.5
Auto — Cars/Light Trucks	0.5
MRI/Medical Diagnostic Imaging	0.4
Virtual Reality Products	0.4
E-Marketing/Info	0.3
Data Processing/Management	0.3
Research & Development	0.3
Medical Imaging Systems	0.3
Rubber/Plastic Products	0.3

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.9%
Aerospace/Defense - Equipment — 1.2%
HEICO Corp.	18,675	$1,021,149

Apparel Manufacturers — 0.7%
Oxford Industries, Inc.	12,060	607,824

Applications Software — 2.9%
NetSuite, Inc.†	14,460	689,742
Nuance Communications, Inc.†	23,190	601,085
Parametric Technology Corp.†	19,200	512,640
RealPage, Inc.†	30,480	604,418

		2,407,885

Auction House/Art Dealers — 0.5%
Sotheby’s	10,190	400,875

Auto - Cars/Light Trucks — 0.5%
Tesla Motors, Inc.†	11,400	380,874

Auto/Truck Parts & Equipment - Original — 1.5%
Tenneco, Inc.†	15,300	589,050
Titan International, Inc.	27,800	684,992

		1,274,042

Banks - Commercial — 0.5%
Signature Bank†	6,800	403,648

Building & Construction Products - Misc. — 2.9%
Armstrong World Industries, Inc.†	17,100	875,862
Simpson Manufacturing Co., Inc.	25,270	753,551
Trex Co., Inc.†	28,700	772,891

		2,402,304

Casino Services — 1.3%
Bally Technologies, Inc.†	24,200	1,039,148

Chemicals-Diversified — 0.8%
Innospec, Inc.†	21,190	656,042

Commercial Services — 1.3%
ServiceSource International, Inc.†	62,800	1,055,040

Communications Software — 1.1%
SolarWinds, Inc.†	25,220	939,697

Computer Data Security — 1.0%
Fortinet, Inc.†	30,960	837,468

Computer Software — 2.1%
Cornerstone OnDemand, Inc.†	39,800	825,452
DynaVox, Inc., Class A†	81,800	259,306
Envestnet, Inc.†	53,050	660,473

		1,745,231

Computers - Integrated Systems — 0.8%
Riverbed Technology, Inc.†	23,830	678,440

Computers - Memory Devices — 0.6%
Fusion - io, Inc.†	17,550	479,115

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	4,900	252,693

Distribution/Wholesale — 1.0%
Watsco, Inc.	11,300	806,707

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	17,590	858,392

Drug Delivery Systems — 0.5%
Nektar Therapeutics†	60,200	431,634

E-Commerce/Services — 0.6%
OpenTable, Inc.†	9,400	455,900

Security Description	Shares	Value (Note 2)

E-Marketing/Info — 0.3%
ReachLocal, Inc.†	33,600	$262,080

Electronic Components - Misc. — 0.5%
Gentex Corp.	17,270	408,436

Electronic Components-Semiconductors — 2.9%
Cavium, Inc.†	20,720	740,325
Inphi Corp.†	51,450	738,822
Mellanox Technologies, Ltd.†	24,010	916,462

		2,395,609

Engineering/R&D Services — 0.8%
Mistras Group, Inc.†	30,500	683,200

Enterprise Software/Service — 2.2%
Concur Technologies, Inc.†	14,600	860,670
Omnicell, Inc.†	63,860	952,791

		1,813,461

Entertainment Software — 0.6%
Take - Two Interactive Software, Inc.†	29,900	461,955

Finance - Investment Banker/Broker — 1.2%
Greenhill & Co., Inc.	9,300	408,828
Stifel Financial Corp.†	15,200	570,456

		979,284

Food - Retail — 1.0%
Fresh Market, Inc.†	18,900	850,878

Gambling (Non-Hotel) — 1.1%
Pinnacle Entertainment, Inc.†	79,900	879,699

Hazardous Waste Disposal — 1.0%
Clean Harbors, Inc.†	12,500	839,500

Healthcare Safety Devices — 0.7%
Unilife Corp.†	154,000	571,340

Hotel/Motels — 0.6%
Morgans Hotel Group Co.†	98,530	505,459

Instruments - Scientific — 0.7%
Fluidigm Corp.†	37,400	539,308

Insurance - Property/Casualty — 0.5%
Amtrust Financial Services, Inc.	16,000	432,160

Internet Application Software — 1.6%
Bazaarvoice, Inc.†	24,200	401,720
DealerTrack Holdings, Inc.†	32,740	911,809

		1,313,529

Internet Connectivity Services — 1.0%
Boingo Wireless, Inc.†	90,200	862,312

Internet Incubators — 0.9%
HomeAway, Inc.†	29,200	773,216

Internet Infrastructure Software — 1.0%
TIBCO Software, Inc.†	29,910	866,493

Internet Security — 1.3%
Sourcefire, Inc.†	24,520	1,103,890

Internet Telephone — 0.7%
BroadSoft, Inc.†	16,000	581,920

Investment Companies — 1.1%
PennantPark Investment Corp.	83,238	918,948

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 2.5%
Affiliated Managers Group, Inc.†	8,630	$918,146
Cohen & Steers, Inc.	15,600	513,864
Financial Engines, Inc.†	29,100	670,755

		2,102,765

Lasers - System/Components — 0.8%
Cymer, Inc.†	14,800	680,504

Lighting Products & Systems — 1.7%
Acuity Brands, Inc.	22,790	1,417,310

Machinery - General Industrial — 2.5%
Middleby Corp.†	10,800	1,055,592
Wabtec Corp.	13,300	993,909

		2,049,501

Machinery - Pumps — 0.7%
Graco, Inc.	11,700	598,806

Medical Imaging Systems — 0.3%
MELA Sciences, Inc.†	48,400	223,608

Medical Instruments — 1.6%
Bruker Corp.†	50,120	803,424
Thoratec Corp.†	14,190	489,555

		1,292,979

Medical Products — 2.1%
Syneron Medical, Ltd.†	79,740	889,898
Tornier NV†	36,800	864,800

		1,754,698

Medical - Biomedical/Gene — 3.6%
Acorda Therapeutics, Inc.†	14,800	387,168
Aegerion Pharmaceuticals, Inc.†	25,700	429,961
Ariad Pharmaceuticals, Inc.†	43,420	622,643
Cubist Pharmaceuticals, Inc.†	22,730	974,208
Halozyme Therapeutics, Inc.†	46,230	532,107

		2,946,087

Medical - Drugs — 1.5%
Idenix Pharmaceuticals, Inc.†	15,900	187,143
Sagent Pharmaceuticals, Inc.†	30,680	665,449
Viropharma, Inc.†	13,270	425,436

		1,278,028

Medical - Generic Drugs — 0.7%
Impax Laboratories, Inc.†	23,150	540,553

Medical - HMO — 2.1%
Health Net, Inc.†	25,500	962,370
WellCare Health Plans, Inc.†	12,000	814,320

		1,776,690

Medical - Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	54,500	762,455

MRI/Medical Diagnostic Imaging — 0.4%
Imris, Inc.†	123,430	350,541

Networking Products — 0.8%
LogMeIn, Inc.†	18,500	681,910

Oil Companies - Exploration & Production — 4.8%
Laredo Petroleum Holdings, Inc.†	12,200	309,514
Lone Pine Resources, Inc.†	65,700	488,151
Magnum Hunter Resources Corp.†	131,100	907,212
Oasis Petroleum, Inc.†	26,400	846,648
Petroleum Development Corp.†	23,810	774,777
Rosetta Resources, Inc.†	12,200	622,688

		3,948,990

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 1.5%
Dril - Quip, Inc.†	17,290	$1,210,127

Oil - Field Services — 1.5%
CARBO Ceramics, Inc.	4,300	394,095
Superior Energy Services, Inc.†	28,900	847,926

		1,242,021

Patient Monitoring Equipment — 1.8%
Insulet Corp.†	50,090	987,775
Masimo Corp.†	24,645	537,261

		1,525,036

Real Estate Investment Trusts — 1.7%
BRE Properties, Inc.	8,800	426,184
Douglas Emmett, Inc.	27,600	581,532
Home Properties, Inc.	7,100	409,173

		1,416,889

Recreational Centers — 1.1%
Life Time Fitness, Inc.†	17,800	880,566

Rental Auto/Equipment — 1.1%
Avis Budget Group, Inc.†	62,200	802,380
Zipcar, Inc.†	8,400	109,284

		911,664

Research & Development — 0.3%
AVEO Pharmaceuticals, Inc.†	18,380	239,675

Resort/Theme Parks — 0.8%
Vail Resorts, Inc.	15,300	644,130

Retail - Apparel/Shoe — 3.1%
Francesca’s Holdings Corp.†	42,800	982,260
Liz Claiborne, Inc.†	73,400	717,852
Vera Bradley, Inc.†	23,150	849,605

		2,549,717

Retail - Automobile — 1.5%
Rush Enterprises, Inc., Class A†	53,400	1,271,988

Retail - Building Products — 1.1%
Lumber Liquidators Holdings, Inc.†	41,100	899,679

Retail - Restaurants — 1.4%
BJ’s Restaurants, Inc.†	14,040	697,086
Bravo Brio Restaurant Group, Inc.†	25,210	486,049

		1,183,135

Retirement/Aged Care — 1.1%
Emeritus Corp.†	50,030	923,554

Rubber/Plastic Products — 0.3%
Proto Labs, Inc.†	6,900	212,175

Schools — 0.7%
American Public Education, Inc.†	13,670	535,317

Seismic Data Collection — 0.5%
Global Geophysical Services, Inc.†	40,730	439,069

Semiconductor Components - Integrated Circuits — 0.9%
Hittite Microwave Corp.†	12,940	739,909

Theaters — 1.4%
National CineMedia, Inc.	74,790	1,189,909

Therapeutics — 0.7%
Onyx Pharmaceuticals, Inc.†	15,730	602,774

Transport - Truck — 2.2%
Marten Transport, Ltd.	37,439	781,352
Old Dominion Freight Line, Inc.†	24,155	1,050,984

		1,832,336

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Virtual Reality Products — 0.4%
RealD, Inc.†	25,320	$298,776

Web Hosting/Design — 0.9%
Rackspace Hosting, Inc.†	13,940	728,226

Wireless Equipment — 1.1%
Aruba Networks, Inc.†	43,090	930,313

Total Common Stock
(cost $73,456,430)		81,989,195

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Magnum Hunter Resources Corp. (Expires 10/14/13) (strike price $10.50)† (cost $0)	12,360	0

Total Long-Term Investment Securities
(cost $73,456,430)		81, 989,195

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Time Deposits — 1.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/12 (cost $835,000)	$835,000	$835,000

TOTAL INVESTMENTS
(cost $74,291,430)(1)	99.9%	82,824,195
Other assets less liabilities	0.1	62,499

NET ASSETS —	100.0%	$82,886,694

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$81,989,195	$—	$—	$81,989,195
Warrants	0	—	—	0
Short-Term Investment Securities:
Time Deposits	—	835,000	—	835,000

Total	$81,989,195	$835,000	$—	$82,824,195

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Banks — Commercial	10.7%
Real Estate Investment Trusts	6.4
Electronic Components — Misc.	4.1
Repurchase Agreements	3.5
Retail — Apparel/Shoe	2.8
Electric — Integrated	2.6
Oil & Gas Drilling	2.4
Time Deposit	2.3
Finance — Investment Banker/Broker	2.2
Oil Companies — Exploration & Production	2.2
Machinery — General Industrial	2.0
Transport — Truck	1.7
Semiconductor Equipment	1.6
Investment Management/Advisor Services	1.6
Medical — Biomedical/Gene	1.5
Precious Metals	1.5
Airlines	1.5
Transport — Marine	1.4
Food — Misc.	1.4
Human Resources	1.3
Telecommunication Equipment	1.3
Engineering/R&D Services	1.3
Insurance — Life/Health	1.3
Savings & Loans/Thrifts	1.3
Retail — Restaurants	1.2
Diversified Manufacturing Operations	1.2
Apparel Manufacturers	1.1
Oil — Field Services	1.1
Consumer Products — Misc.	1.0
Internet Application Software	1.0
Gas — Distribution	1.0
Telecom Services	0.9
Auction Houses/Art Dealers	0.8
Computers — Periphery Equipment	0.8
Retail — Office Supplies	0.8
Medical — Drugs	0.7
Finance — Consumer Loans	0.7
Retail — Bookstores	0.7
Distribution/Wholesale	0.7
Insurance — Property/Casualty	0.7
Insurance — Multi-line	0.7
Real Estate Management/Services	0.7
Medical Sterilization Products	0.6
Computer Software	0.6
Theaters	0.6
Web Portals/ISP	0.6
Investment Companies	0.6
Data Processing/Management	0.6
Medical — Hospitals	0.5
Medical — HMO	0.5
Electronic Components — Semiconductors	0.5
Retail — Jewelry	0.5
Medical Labs & Testing Services	0.5
Paper & Related Products	0.5
Internet Content — Information/News	0.5
Commercial Services — Finance	0.4
Tobacco	0.4
Television	0.4
Metal Processors & Fabrication	0.4
Retail — Appliances	0.4
Building & Construction Products — Misc.	0.4
Building — Mobile Home/Manufactured Housing	0.4
Building Products — Cement	0.4
Retail — Drug Store	0.4
Lasers — System/Components	0.4
Chemicals — Diversified	0.4
Instruments — Controls	0.4
Insurance — Reinsurance	0.3
Medical Products	0.3

Aerospace/Defense	0.3%
Home Furnishings	0.3
Industrial Automated/Robotic	0.3
Oil Field Machinery & Equipment	0.3
Retail — Automobile	0.3
Telephone — Integrated	0.3
Chemicals — Specialty	0.3
Retail — Regional Department Stores	0.3
Retail — Hair Salons	0.3
Gold Mining	0.3
Computer Aided Design	0.3
Filtration/Separation Products	0.3
Casino Hotels	0.2
Auto/Truck Parts & Equipment — Original	0.2
Commercial Services	0.2
Rental Auto/Equipment	0.2
Office Furnishings — Original	0.2
Resorts/Theme Parks	0.2
Internet Infrastructure Software	0.2
Computer Services	0.2
Medical — Nursing Homes	0.2
Rubber/Plastic Products	0.2
Machinery — Farming	0.2
Engines — Internal Combustion	0.2
E-Commerce/Services	0.2
Machinery — Material Handling	0.2
Electronic Parts Distribution	0.2
Networking Products	0.2
Aerospace/Defense — Equipment	0.2
Auto/Truck Parts & Equipment — Replacement	0.1
Computers — Memory Devices	0.1
Toys	0.1
Publishing — Books	0.1
Linen Supply & Related Items	0.1
Cellular Telecom	0.1
Casino Services	0.1
Miscellaneous Manufacturing	0.1
Diversified Minerals	0.1
Food — Wholesale/Distribution	0.1
Recreational Vehicles	0.1
Funeral Services & Related Items	0.1
United States Treasury Notes	0.1
Enterprise Software/Service	0.1
Circuit Boards	0.1
Retail — Toy Stores	0.1
Storage/Warehousing	0.1
Advanced Materials	0.1
Hazardous Waste Disposal	0.1
Food — Flour & Grain	0.1
Consulting Services	0.1
Transport — Equipment & Leasing	0.1
Semiconductor Components — Integrated Circuits	0.1
Sugar	0.1
Transport — Rail	0.1
Silver Mining	0.1
Office Supplies & Forms	0.1
Gambling (Non-Hotel)	0.1
Finance — Leasing Companies	0.1
Finance — Auto Loans	0.1
Hotels/Motels	0.1
Radio	0.1
Schools	0.1
Financial Guarantee Insurance	0.1
Transport — Services	0.1
Energy — Alternate Sources	0.1
Medical Instruments	0.1
Audio/Video Products	0.1
Broadcast Services/Program	0.1
Water	0.1

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited) — (continued)

Power Converter/Supply Equipment	0.1%
Containers — Paper/Plastic	0.1
Chemicals — Plastics	0.1
Coal	0.1
Diagnostic Equipment	0.1
Building Products — Air & Heating	0.1
Telecom Equipment — Fiber Optics	0.1
Medical Laser Systems	0.1

100.0%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.1%
Advanced Materials — 0.1%
Ceradyne, Inc.†	14,200	$438,922

Aerospace/Defense — 0.3%
Cubic Corp.	28,818	1,377,500

Aerospace/Defense-Equipment — 0.2%
GenCorp, Inc.†	102,700	616,200

Airlines — 1.5%
Alaska Air Group, Inc.†	6,600	452,562
Copa Holdings SA, Class A	30,561	2,187,251
Hawaiian Holdings, Inc.†	273,540	1,452,497
Republic Airways Holdings, Inc.†	64,018	339,935
SkyWest, Inc.	48,980	559,352
Spirit Airlines, Inc.†	52,945	1,034,016

		6,025,613

Apparel Manufacturers — 1.1%
Carter’s, Inc.†	26,500	1,287,105
Jones Group, Inc.	242,500	2,388,625
Oxford Industries, Inc.	16,600	836,640

		4,512,370

Applications Software — 0.0%
EPIQ Systems, Inc.	6,118	70,296
Imperva, Inc.†	2,100	77,805

		148,101

Auction House/Art Dealers — 0.8%
KAR Auction Services, Inc.†	213,300	3,427,731

Audio/Video Products — 0.1%
VOXX International Corp.†	21,560	275,752

Auto/Truck Parts & Equipment - Original — 0.2%
Meritor, Inc.†	42,978	318,467
Spartan Motors, Inc.	100	571
Superior Industries International, Inc.	34,800	629,184

		948,222

Auto/Truck Parts & Equipment - Replacement — 0.1%
Douglas Dynamics, Inc.	46,200	600,600

Banks - Commercial — 10.7%
1st Source Corp.	14,928	366,482
Associated Banc - Corp.	183,500	2,429,540
Bancfirst Corp.	12,240	500,983
Banco Latinoamericano de Comercio Exterior SA, Class E	77,000	1,502,270
BancorpSouth, Inc.	56,800	672,512
Bank of Hawaii Corp.	24,880	1,144,480
Banner Corp.	9,300	191,673
BBCN Bancorp, Inc.†	20,420	209,305
Cathay General Bancorp, Class B	222,860	3,641,532
Central Pacific Financial Corp.†	10,000	138,400
Century Bancorp, Inc., Class A	1,118	27,682
Chemical Financial Corp.	11,000	242,660
Citizens & Northern Corp.	2,900	57,710
Citizens Republic Bancorp, Inc.†	4,670	63,932
City Holding Co.	26,700	915,009
CoBiz Financial, Inc.	14,900	86,867
Community Bank System, Inc.	20,680	564,978
Community Trust Bancorp, Inc.	16,880	520,579
Cullen/Frost Bankers, Inc.	6,920	390,842
CVB Financial Corp.	192,500	2,073,225
East West Bancorp, Inc.	113,409	2,508,607
Financial Institutions, Inc.	21,300	348,468
First Bancorp	10,500	105,000
First Busey Corp.	29,680	143,651

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Citizens BancShares, Inc., Class A	1,140	$200,811
First Commonwealth Financial Corp.	201,600	1,207,584
First Community Bancshares, Inc.	6,600	81,840
First Financial Bancorp	36,398	595,835
First Financial Bankshares, Inc.	5,680	194,597
First Interstate BancSystem, Inc.	17,600	239,360
First Merchants Corp.	6,880	76,230
FirstMerit Corp.	193,775	3,110,089
FNB Corp.	70,840	835,204
Fulton Financial Corp.	339	3,322
Glacier Bancorp, Inc.	143,000	1,973,400
Great Southern Bancorp, Inc.	5,500	121,110
Hancock Holding Co.	76,321	2,591,098
Heartland Financial USA, Inc.	8,340	131,188
Hudson Valley Holding Corp.	7,840	127,949
Lakeland Bancorp, Inc.	8,417	76,258
Lakeland Financial Corp.	4,180	105,420
MainSource Financial Group, Inc.	43,600	442,104
MB Financial, Inc.	18,220	362,578
Metro Bancorp, Inc.†	9,000	95,760
Oriental Financial Group, Inc.	45,700	536,975
PacWest Bancorp	16,900	367,913
S&T Bancorp, Inc.	3,280	69,569
Sierra Bancorp	2,620	24,104
Simmons First National Corp., Class A	8,320	218,733
Southwest Bancorp, Inc.†	39,280	336,237
StellarOne Corp.	5,400	62,802
Sterling Bancorp	342,075	3,044,467
Sterling Financial Corp.†	7,300	142,058
Suffolk Bancorp†	2,620	31,702
Susquehanna Bancshares, Inc.	59,400	550,638
SVB Financial Group†	8,520	505,066
TCF Financial Corp.	67,040	722,691
Tompkins Financial Corp.	6,048	248,573
Trustmark Corp.	21,900	516,402
UMB Financial Corp.	28,460	1,185,359
Umpqua Holdings Corp.	13,400	165,088
Valley National Bancorp.	8,800	110,088
Washington Trust Bancorp, Inc.	5,780	135,888
West Bancorporation, Inc.	2,880	27,734
West Coast Bancorp†	7,620	130,683
Westamerica Bancorporation	8,424	398,961
Wilshire Bancorp, Inc.†	62,600	271,684
Zions Bancorporation	156,000	2,964,000

		44,185,539

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†	14,800	18,944
Fisher Communications, Inc.†	2,900	83,143
Nexstar Broadcasting Group, Inc., Class A†	7,000	57,750
Outdoor Channel Holdings, Inc.	15,900	112,095

		271,932

Building & Construction Products - Misc. — 0.4%
Gibraltar Industries, Inc.†	47,980	663,084
Interline Brands, Inc.†	4,100	84,296
NCI Building Systems, Inc.†	34,768	420,693
Quanex Building Products Corp.	19,420	330,334
Trex Co., Inc.†	5,378	144,829

		1,643,236

Building Products - Air & Heating — 0.1%
Comfort Systems USA, Inc.	21,200	242,528

Building Products - Cement — 0.4%
Texas Industries, Inc.†	46,000	1,556,180

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	17,900	$123,689

Building - Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	50,400	1,641,528

Casino Hotels — 0.2%
Boyd Gaming Corp.†	120,300	963,603

Casino Services — 0.1%
Multimedia Games Holding Co, Inc.†	47,000	480,810
Scientific Games Corp., Class A†	5,100	53,601

		534,411

Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	51,400	536,616

Chemicals - Diversified — 0.4%
Georgia Gulf Corp.†	9,600	309,696
Innophos Holdings, Inc.	23,700	1,194,006

		1,503,702

Chemicals - Plastics — 0.1%
Spartech Corp.†	44,840	260,072

Chemicals - Specialty — 0.3%
Minerals Technologies, Inc.	18,680	1,206,168

Circuit Boards — 0.1%
Park Electrochemical Corp.	15,840	451,440

Coal — 0.1%
Cloud Peak Energy, Inc.†	14,300	253,396
Westmoreland Coal Co.†	300	3,153

		256,549

Coffee — 0.0%
Farmer Brothers Co.†	3,600	39,852

Commercial Services — 0.2%
Convergys Corp.†	26,900	346,472
PHH Corp.†	42,880	584,026

		930,498

Commercial Services - Finance — 0.4%
Advance America Cash Advance Centers, Inc.	34,240	355,069
DFC Global Corp.†	48,457	867,865
Euronet Worldwide, Inc.†	18,500	356,865
Global Cash Access Holdings, Inc.†	47,820	265,879

		1,845,678

Communications Software — 0.0%
Jive Software, Inc.†	3,000	65,430

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	54,258	1,115,544

Computer Services — 0.2%
CACI International, Inc., Class A†	8,600	508,604
CIBER, Inc.†	27,060	118,523
Stream Global Services, Inc.†	9,400	28,858
Unisys Corp.†	9,246	172,715

		828,700

Computer Software — 0.6%
Avid Technology, Inc.†	251,000	2,673,150

Computers - Integrated Systems — 0.0%
Agilysys, Inc.†	14,300	115,115

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 0.1%
Dot Hill Systems Corp.†	8,000	$11,120
Fusion - io, Inc.†	9,900	270,270
Imation Corp.†	15,700	98,125
Xyratex, Ltd.	12,900	220,848

		600,363

Computers-Periphery Equipment — 0.8%
Electronics for Imaging, Inc.†	213,420	3,406,183

Consulting Services — 0.1%
FTI Consulting, Inc.†	1,300	52,091
ICF International, Inc.†	13,400	347,462

		399,553

Consumer Products - Misc. — 1.0%
American Greetings Corp., Class A	27,320	409,800
Blyth, Inc.	21,292	1,358,430
Central Garden and Pet Co., Class A†	147,860	1,415,020
CSS Industries, Inc.	8,700	170,520
Prestige Brands Holdings, Inc.†	52,040	858,660

		4,212,430

Containers - Paper/Plastic — 0.1%
Graphic Packaging Holding Co.†	49,800	262,944

Data Processing/Management — 0.6%
CSG Systems International, Inc.†	44,320	709,563
Fair Isaac Corp.	15,820	640,394
Schawk, Inc.	90,500	1,001,835

		2,351,792

Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	58,680	244,696

Distribution/Wholesale — 0.7%
School Specialty, Inc.†	209,000	668,800
United Stationers, Inc.	74,800	2,172,192

		2,840,992

Diversified Manufacturing Operations — 1.2%
Federal Signal Corp.†	30,300	142,410
Leggett & Platt, Inc.	42,598	963,993
Standex International Corp.	13,600	519,656
Tredegar Corp.	35,560	826,414
Trinity Industries, Inc.	69,000	2,398,440

		4,850,913

Diversified Minerals — 0.1%
US Silica Holdings, Inc.†	29,400	497,448

E-Commerce/Services — 0.2%
Orbitz Worldwide, Inc.†	93,800	336,742
United Online, Inc.	65,158	329,699

		666,441

Electric - Integrated — 2.6%
Avista Corp.	52,380	1,293,786
CH Energy Group, Inc.	5,800	386,686
El Paso Electric Co.	45,100	1,476,123
NorthWestern Corp.	43,018	1,494,015
Pike Electric Corp.†	228,600	2,041,398
Portland General Electric Co.	59,500	1,466,080
Unisource Energy Corp.	15,440	568,038
Westar Energy, Inc.	67,500	1,857,600

		10,583,726

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components-Misc. — 4.1%
Bel Fuse, Inc., Class B	11,329	$198,031
Jabil Circuit, Inc.	131,500	3,396,645
Methode Electronics, Inc.	25,180	230,397
Vishay Intertechnology, Inc.†	224,500	2,752,370
Zagg, Inc.†	993,175	10,428,337

		17,005,780

Electronic Components - Semiconductors — 0.5%
DSP Group, Inc.†	16,680	106,585
IXYS Corp.†	10,100	120,493
Lattice Semiconductor Corp.†	46,780	308,280
MEMC Electronic Materials, Inc.†	275,200	1,081,536
Microsemi Corp.†	10,300	215,476
Richardson Electronics, Ltd.	8,700	106,662
Supertex, Inc.†	6,900	127,374

		2,066,406

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	12,018	642,723

Energy - Alternate Sources — 0.1%
Headwaters, Inc.†	8,220	24,989
Renewable Energy Group, Inc.†	22,300	213,411
Solazyme, Inc.†	4,000	55,120

		293,520

Engineering/R&D Services — 1.3%
Argan, Inc.	13,700	205,363
EMCOR Group, Inc.	105,898	2,943,964
McDermott International, Inc.†	163,500	2,135,310
Michael Baker Corp.†	11,000	265,430

		5,550,067

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	43,100	730,114

Enterprise Software/Service — 0.1%
Guidewire Software, Inc.†	4,300	97,266
JDA Software Group, Inc.†	5,000	125,300
MicroStrategy, Inc., Class A†	1,740	235,927

		458,493

Filtration/Separation Products — 0.3%
Polypore International, Inc.†	26,900	1,106,128

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†	3,430	330,172

Finance - Consumer Loans — 0.7%
Ocwen Financial Corp.†	89,440	1,440,878
World Acceptance Corp.†	22,358	1,420,180

		2,861,058

Finance - Investment Banker/Broker — 2.2%
E*Trade Financial Corp.†	254,000	2,446,020
Interactive Brokers Group, Inc., Class A	99,580	1,579,339
Investment Technology Group, Inc.†	48,100	553,150
Knight Capital Group, Inc., Class A†	166,544	2,206,708
Oppenheimer Holdings, Inc., Class A	8,400	140,616
Piper Jaffray Cos.†	7,260	178,451
Stifel Financial Corp.†	52,500	1,970,325

		9,074,609

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	25,100	341,611

Security Description	Shares	Value (Note 2)

Finance - Mortgage Loan/Banker — 0.0%
Doral Financial Corp.†	25,700	$35,980

Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	68,300	308,033

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	13,600	423,504

Food - Misc. — 1.4%
B&G Foods, Inc.	119,878	2,790,760
J&J Snack Foods Corp.	25,000	1,254,250
RalCorp Holdings, Inc.†	24,500	1,827,700

		5,872,710

Food - Wholesale/Distribution — 0.1%
Nash Finch Co.	2,120	56,837
Spartan Stores, Inc.	24,300	433,512

		490,349

Funeral Services & Related Items — 0.1%
Stewart Enterprises, Inc., Class A	75,120	467,246

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	54,180	344,043

Gas - Distribution — 1.0%
AGL Resources, Inc.	26,059	1,038,972
Laclede Group, Inc.	39,100	1,606,619
New Jersey Resources Corp.	3,460	161,548
Piedmont Natural Gas Co., Inc.	6,960	225,504
Southwest Gas Corp.	22,840	974,126

		4,006,769

Gold Mining — 0.3%
Brigus Gold Corp.†	930,626	873,858
Midway Gold Corp.†	142,498	250,796

		1,124,654

Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	102,100	429,841

Home Furnishings — 0.3%
Ethan Allen Interiors, Inc.	35,500	896,375
La-Z-Boy, Inc.†	33,400	477,286

		1,373,661

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	7,300	321,127

Housewares — 0.0%
Lifetime Brands, Inc.	3,700	43,216

Human Resources — 1.3%
AMN Healthcare Services, Inc.†	250,850	1,339,539
Barrett Business Services, Inc.	3,300	56,166
Cross Country Healthcare, Inc.†	65,148	368,738
Korn/Ferry International†	101,500	1,620,955
Resources Connection, Inc.	167,500	2,189,225

		5,574,623

Industrial Automated/Robotic — 0.3%
Cognex Corp.	23,440	999,482
Hurco Cos., Inc.†	14,600	347,918

		1,347,400

Instruments - Controls — 0.4%
Watts Water Technologies, Inc., Class A	37,160	1,469,306

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Life/Health — 1.3%
American Equity Investment Life Holding Co.	101,098	$1,223,286
CNO Financial Group, Inc.†	62,420	463,156
Delphi Financial Group, Inc., Class A	15,216	678,025
FBL Financial Group, Inc., Class A	3,406	115,702
StanCorp Financial Group, Inc.	62,758	2,495,258
Symetra Financial Corp.	48,000	477,120

		5,452,547

Insurance - Multi-line — 0.7%
Horace Mann Educators Corp.	157,180	2,723,929

Insurance - Property/Casualty — 0.7%
American Safety Insurance Holdings, Ltd.†	6,800	131,308
Arch Capital Group, Ltd.†	15,500	574,275
Hallmark Financial Services, Inc.†	11,100	74,925
Harleysville Group, Inc.	14,660	829,903
Meadowbrook Insurance Group, Inc.	15,380	146,418
ProAssurance Corp.	8,740	767,022
Selective Insurance Group, Inc.	14,518	249,419

		2,773,270

Insurance - Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	9,840	303,564
Platinum Underwriters Holdings, Ltd.	31,400	1,116,584

		1,420,148

Internet Application Software — 1.0%
Bazaarvoice, Inc.†	7,000	116,200
DealerTrack Holdings, Inc.†	43,000	1,197,550
KIT Digital, Inc.†	279,299	2,823,713

		4,137,463

Internet Content - Entertainment — 0.0%
Pandora Media, Inc.†	7,100	92,726

Internet Content - Information/News — 0.5%
WebMD Health Corp.†	75,500	1,876,175

Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†	30,740	890,538

Investment Companies — 0.6%
Fifth Street Finance Corp.	189,533	1,876,377
Gladstone Capital Corp.	13,940	118,908
Gladstone Investment Corp.	12,500	98,125
MCG Capital Corp.	55,940	268,512

		2,361,922

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	5,920	629,829
Eaton Vance Corp.	82,500	2,376,825
GAMCO Investors, Inc., Class A	5,300	244,383
Janus Capital Group, Inc.	163,560	1,442,599
U.S. Global Investors, Inc., Class A	233,241	1,725,983

		6,419,619

Lasers - System/Components — 0.4%
Coherent, Inc.†	23,640	1,311,547
Newport Corp.†	12,422	207,696

		1,519,243

Leisure Products — 0.0%
Brunswick Corp.	7,900	188,889

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	16,560	551,945

Machinery - Farming — 0.2%
AGCO Corp.†	14,360	741,407

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 2.0%
Applied Industrial Technologies, Inc.	37,600	$1,510,392
Flow International Corp.†	449,816	1,799,264
IDEX Corp.	62,000	2,591,600
Kadant, Inc.†	9,400	205,296
Wabtec Corp.	26,500	1,980,345

		8,086,897

Machinery - Material Handling — 0.2%
Cascade Corp.	2,940	156,526
NACCO Industries, Inc., Class A	5,180	506,604

		663,130

Medical Instruments — 0.1%
AngioDynamics, Inc.†	2,800	36,456
SurModics, Inc.†	17,600	249,920

		286,376

Medical Labs & Testing Services — 0.5%
Covance, Inc.†	40,000	1,909,200

Medical Laser Systems — 0.1%
LCA - Vision, Inc.†	24,100	207,742

Medical Products — 0.3%
Greatbatch, Inc.†	56,400	1,395,900

Medical Sterilization Products — 0.6%
STERIS Corp.	85,500	2,682,990

Medical - Biomedical/Gene — 1.5%
Bio - Rad Laboratories, Inc., Class A†	17,500	1,783,600
Celldex Therapeutics, Inc.†	16,800	63,672
Charles River Laboratories International, Inc.†	91,000	3,196,830
InterMune, Inc.†	13,300	178,486
Lexicon Pharmaceuticals, Inc.†	253,800	431,460
Oncothyreon, Inc.†	54,900	450,180
RTI Biologics, Inc.†	80,400	297,480

		6,401,708

Medical - Drugs — 0.7%
Achillion Pharmaceuticals, Inc.†	4,200	44,100
Alkermes PLC†	36,300	639,243
Cadence Pharmaceuticals, Inc.†	544,500	2,041,875
Clovis Oncology, Inc.†	1,472	36,785
Savient Pharmaceuticals, Inc.†	154,800	311,148

		3,073,151

Medical - HMO — 0.5%
Magellan Health Services, Inc.†	37,242	1,760,057
Universal American Corp.†	8,800	99,792
WellCare Health Plans, Inc.†	3,700	251,082

		2,110,931

Medical - Hospitals — 0.5%
Health Management Associates, Inc., Class A†	295,400	2,180,052

Medical - Nursing Homes — 0.2%
Skilled Healthcare Group, Inc. Class A†	125,100	816,903

Metal Processors & Fabrication — 0.4%
Ampco - Pittsburgh Corp.	800	16,968
Mueller Industries, Inc.	10,460	481,160
Worthington Industries, Inc.	70,640	1,191,697

		1,689,825

Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	16,900	193,505

‘

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.†	17,800	$525,100

Multimedia — 0.0%
Demand Media, Inc.†	4,200	28,812
Journal Communications, Inc., Class A†	27,180	129,105

		157,917

Networking Products — 0.2%
Anixter International, Inc.†	2,600	180,804
Black Box Corp.	16,380	440,950

		621,754

Office Furnishings - Original — 0.2%
HNI Corp.	17,820	450,489
Knoll, Inc.	8,260	127,369
Steelcase, Inc., Class A	38,238	335,730

		913,588

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	29,220	344,796

Oil & Gas Drilling — 2.4%
Hercules Offshore, Inc.†	791,741	4,022,044
Ocean Rig UDW, Inc.†	175,898	3,060,625
Pacific Drilling SA†	254,614	2,739,647
Parker Drilling Co.†	46,900	296,877

		10,119,193

Oil Companies - Exploration & Production — 2.2%
Bonanza Creek Energy, Inc.†	6,500	120,900
Energy Partners, Ltd.†	50,200	855,408
Gastar Exploration, Ltd.†	500,108	1,435,310
Gulfport Energy Corp.†	67,886	2,282,327
Panhandle Oil and Gas, Inc., Class A	2,400	69,960
Petroquest Energy, Inc.†	68,300	416,630
Rex Energy Corp.†	167,600	1,927,400
Stone Energy Corp.†	25,120	802,584
W&T Offshore, Inc.	41,900	1,057,975

		8,968,494

Oil Field Machinery & Equipment — 0.3%
Dril - Quip, Inc.†	15,800	1,105,842
Gulf Island Fabrication, Inc.	6,500	190,515

		1,296,357

Oil Refining & Marketing — 0.0%
Alon USA Energy, Inc.	7,200	67,680
Western Refining, Inc.	6,700	121,605

		189,285

Oil - Field Services — 1.1%
Cal Dive International, Inc.†	131,560	381,524
Helix Energy Solutions Group, Inc.†	27,440	527,946
Oceaneering International, Inc.	17,500	949,725
Pioneer Drilling Co.†	9,740	97,010
Superior Energy Services, Inc.†	43,763	1,283,992
Tesco Corp.†	13,600	208,352
Tetra Technologies, Inc.†	116,200	1,056,258

		4,504,807

Paper & Related Products — 0.5%
Buckeye Technologies, Inc.	10,278	351,096
Domtar Corp.	5,420	519,615
Neenah Paper, Inc.	23,740	662,109

Security Description	Shares	Value (Note 2)

Paper & Related Products (continued)
P.H. Glatfelter Co.	23,200	$362,152

		1,894,972

Patient Monitoring Equipment — 0.0%
CardioNet, Inc.†	16,500	52,635

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.†	8,100	265,599

Precious Metals — 1.5%
Coeur d’Alene Mines Corp.†	21,400	608,616
McEwen Mining, Inc.†	722,059	3,776,369
North American Palladium, Ltd.†	670,562	1,958,041

		6,343,026

Printing - Commercial — 0.0%
American Reprographics Co.†	18,000	95,040

Publishing - Books — 0.1%
Cambium Learning Group, Inc.†	5,100	14,688
Scholastic Corp.	18,600	568,602

		583,290

Publishing - Newspapers — 0.0%
McClatchy Co., Class A†	53,000	134,620

Publishing - Periodicals — 0.0%
Value Line, Inc.	1,200	13,764

Radio — 0.1%
Entercom Communications Corp., Class A†	45,740	320,180

Real Estate Investment Trusts — 6.4%
Agree Realty Corp.	4,900	117,600
Anworth Mortgage Asset Corp.	275,440	1,790,360
Apartment Investment & Management Co., Class A	29,779	739,710
Ashford Hospitality Trust, Inc.	99,480	839,611
Brandywine Realty Trust	5,556	60,060
Capstead Mortgage Corp.	144,200	1,917,860
CBL & Associates Properties, Inc.	94,540	1,666,740
Colonial Properties Trust	6,093	125,028
Coresite Realty Corp.	65,000	1,387,750
CubeSmart	112,860	1,273,061
CYS Investments, Inc.	19,400	263,258
DCT Industrial Trust, Inc.	289,740	1,639,929
DiamondRock Hospitality Co.	48,234	480,411
EastGroup Properties, Inc.	3,760	181,194
Education Realty Trust, Inc.	89,618	921,273
Equity Lifestyle Properties, Inc.	18,500	1,230,435
Extra Space Storage, Inc.	93,000	2,452,410
FelCor Lodging Trust, Inc.†	53,000	203,520
First Industrial Realty Trust, Inc.†	19,118	225,975
Getty Realty Corp.	12,500	212,500
Home Properties, Inc.	10,000	576,300
Hospitality Properties Trust	29,140	720,632
LaSalle Hotel Properties	12,078	322,241
Lexington Realty Trust	107,876	933,128
LTC Properties, Inc.	15,020	463,517
MFA Financial, Inc.	43,158	315,053
Mission West Properties, Inc.	54,560	545,600
MPG Office Trust, Inc.†	45,300	101,472
Parkway Properties, Inc.	22,900	228,771
Pennsylvania Real Estate Investment Trust	34,580	464,064
Potlatch Corp.	32,700	1,007,814
PS Business Parks, Inc.	24,200	1,510,564
Redwood Trust, Inc.	17,400	201,318

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Sunstone Hotel Investors, Inc.†	65,668	$589,699
Taubman Centers, Inc.	9,600	663,072

		26,371,930

Real Estate Management/Services — 0.7%
Jones Lang LaSalle, Inc.	33,000	2,686,530

Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	3,600	37,080

Recreational Vehicles — 0.1%
Arctic Cat, Inc.†	13,200	485,496

Rental Auto/Equipment — 0.2%
Rent-A-Center, Inc.	26,140	925,879

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp.	20,000	905,200

Retail - Apparel/Shoe — 2.8%
Aeropostale, Inc.†	136,500	2,452,905
Ascena Retail Group, Inc.†	47,000	1,814,200
Express, Inc.†	57,465	1,367,667
Jos. A. Bank Clothiers, Inc.†	34,000	1,750,660
Liz Claiborne, Inc.†	99,400	972,132
Pacific Sunwear of California, Inc.†	277,890	583,569
Rue21, Inc.†	94,200	2,513,256
Wet Seal, Inc., Class A†	73,019	255,566

		11,709,955

Retail - Appliances — 0.4%
Conn’s, Inc.†	126,791	1,681,249

Retail - Automobile — 0.3%
Group 1 Automotive, Inc.	25,000	1,289,250

Retail - Bookstores — 0.7%
Barnes & Noble, Inc.†	214,700	2,857,657

Retail - Convenience Store — 0.0%
Pantry, Inc.†	1,300	16,159

Retail - Drug Store — 0.4%
Rite Aid Corp.†	986,800	1,519,672

Retail - Hair Salons — 0.3%
Regis Corp.	66,520	1,151,461

Retail - Jewelry — 0.5%
Signet Jewelers, Ltd.	41,465	1,944,708

Retail - Misc./Diversified — 0.0%
Teavana Holdings, Inc.†	2,600	60,970

Retail - Office Supplies — 0.8%
OfficeMax, Inc.†	604,000	3,382,400

Retail - Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	18,840	1,151,878

Retail - Restaurants — 1.2%
Biglari Holdings, Inc.†	4,100	1,683,091
Dunkin’ Brands Group, Inc.†	3,900	113,256
O’Charley’s, Inc.†	61,240	606,888
PF Chang’s China Bistro, Inc.	65,500	2,509,960
Ruth’s Hospitality Group, Inc.†	41,372	257,748

		5,170,943

Retail - Toy Stores — 0.1%
Build - A - Bear Workshop, Inc.†	81,500	444,175

Security Description	Shares	Value (Note 2)

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	52,858	$704,068
Proto Labs, Inc.†	2,700	83,025

		787,093

Savings & Loans/Thrifts — 1.3%
Astoria Financial Corp.	38,238	335,730
BankFinancial Corp.	3,600	20,340
Beneficial Mutual Bancorp, Inc.†	14,800	134,236
Dime Community Bancshares, Inc.	186,252	2,592,628
ESB Financial Corp.	3,700	47,175
OceanFirst Financial Corp.	8,420	115,606
People’s United Financial, Inc.	151,300	1,904,867
WSFS Financial Corp.	3,858	148,494

		5,299,076

Schools — 0.1%
Lincoln Educational Services Corp.	37,000	313,020

Seismic Data Collection — 0.0%
Geokinetics, Inc.†	5,700	11,343

Semiconductor Components - Integrated Circuits — 0.1%
Exar Corp.†	19,100	133,700
Integrated Device Technology, Inc.†	21,960	151,744
Sigma Designs, Inc.†	18,700	107,525

		392,969

Semiconductor Equipment — 1.6%
ATMI, Inc.†	36,500	804,095
Brooks Automation, Inc.	20,880	249,516
Entegris, Inc.†	385,932	3,488,825
Intermolecular, Inc.†	26,400	165,792
LTX-Credence Corp.†	96,400	650,700
Novellus Systems, Inc.†	17,760	825,485
Rudolph Technologies, Inc.†	15,280	150,814
Tessera Technologies, Inc.†	27,500	462,000

		6,797,227

Silver Mining — 0.1%
Hecla Mining Co.	70,500	358,140

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	44,640	132,581

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	30,100	442,771

Sugar — 0.1%
Imperial Sugar Co.†	67,800	389,850

Telecom Equipment - Fiber Optics — 0.1%
Oplink Communications, Inc.†	13,120	215,299

Telecom Services — 0.9%
Consolidated Communications Holdings, Inc.	12,013	227,887
USA Mobility, Inc.	29,600	406,112
Vonage Holdings Corp.†	1,218,268	2,911,660

		3,545,659

Telecommunication Equipment — 1.3%
Arris Group, Inc.†	29,500	336,005
Comtech Telecommunications Corp.	49,900	1,610,273
Plantronics, Inc.	31,000	1,156,300
Tellabs, Inc.	621,700	2,461,932

		5,564,510

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telephone - Integrated — 0.3%
Alaska Communications Systems Group, Inc.	32,500	$104,000
General Communication, Inc., Class A†	109,000	1,154,310

		1,258,310

Television — 0.4%
Belo Corp., Class A	29,918	214,512
LIN TV Corp., Class A†	42,100	173,452
Sinclair Broadcast Group, Inc., Class A	119,340	1,362,863

		1,750,827

Textile - Apparel — 0.0%
Cherokee, Inc.	8,300	93,541

Theaters — 0.6%
Regal Entertainment Group, Class A	187,100	2,585,722

Tobacco — 0.4%
Universal Corp.	39,700	1,823,818

Toys — 0.1%
Jakks Pacific, Inc.	37,998	590,109

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	4,538	193,410

Transport - Equipment & Leasing — 0.1%
Amerco, Inc.†	600	62,484
TAL International Group, Inc.	9,300	335,172

		397,656

Transport - Marine — 1.4%
Excel Maritime Carriers, Ltd.†	31,900	55,825
Golar LNG, Ltd.	135,258	5,744,407
International Shipholding Corp.	8,878	190,877

		5,991,109

Transport - Rail — 0.1%
RailAmerica, Inc.†	17,400	358,440

Transport - Services — 0.1%
Pacer International, Inc.†	54,500	300,840

Transport - Truck — 1.7%
Arkansas Best Corp.	8,720	155,216
Celadon Group, Inc.	7,520	110,995
Forward Air Corp.	23,500	791,245
Heartland Express, Inc.	5,900	85,373
Landstar System, Inc.	41,000	2,216,460
Saia, Inc.†	37,920	618,475
Swift Transporation Co.†	230,594	2,702,562

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck (continued)
Werner Enterprises, Inc.	21,880	$529,934

		7,210,260

Water — 0.1%
California Water Service Group	9,760	187,490
Consolidated Water Co., Ltd.	9,600	79,392

		266,882

Web Portals/ISP — 0.6%
EarthLink, Inc.	322,500	2,409,075

Wireless Equipment — 0.0%
RF Micro Devices, Inc.†	16,500	78,705

Total Common Stock
(cost $348,005,644)		389,916,177

U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Notes — 0.1%
0.50% due 11/30/12(1) (cost $461,570)	$460,000	461,096

Total Long-Term Investment Securities
(cost $348,467,214)		390,377,273

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposit — 2.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/12 (cost $9,443,000)	9,443,000	9,443,000

REPURCHASE AGREEMENTS — 3.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 02/29/2012, to be repurchased 03/01/12 in the amount of 3,326,001 and collateralized by $3,130,000 of United States Treasury Notes, bearing interest at 2.63%, due 11/15/20 and having an approximate value of $3,392,588	3,326,000	3,326,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	11,145,000	11,145,000

Total Repurchase Agreements
(cost $14,471,000)		14,471,000

TOTAL INVESTMENTS
(cost $372,381,214) (3)	100.0%	414,291,273
Other assets less liabilities	0.0	21,065

NET ASSETS —	100.0%	$414,312,338

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 29, 2012	Unrealized Appreciation (Depreciation)
43	Long	Russell 2000 Mini Index	March 2012	$3,532,555	$3,483,000	$(49,555)

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks — Commercial	$44,185,539	$—	$—	$44,185,539
Real Estate Investments Trusts	26,371,930	—	—	26,371,930
Other Industries*	319,358,708	—	—	319,358,708
U.S. Government Treasuries	—	461,096	—	461,096
Short-Term Investment Securities:
Time Deposits	—	9,443,000	—	9,443,000
Repurchase Agreement	—	14,471,000	—	14,471,000

Total	$389,916,177	$24,375,096	$—	$414,291,273

LIABILITIES:
Other Financial Instruments@
Open Futures Contracts — Depreciation	$49,555	$—	$—	$49,555

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Computers	5.9%
Banks — Super Regional	4.2
Applications Software	4.0
Medical — Drugs	4.0
Finance — Credit Card	3.6
Cosmetics & Toiletries	3.6
Repurchase Agreements	3.2
Multimedia	3.0
Food — Misc.	3.0
Oil Companies — Exploration & Production	3.0
Medical — Biomedical/Gene	2.5
Electronic Components — Semiconductors	2.5
Commercial Services — Finance	2.3
Medical — HMO	2.1
Insurance — Multi-line	2.1
Electric — Integrated	2.0
Real Estate Investment Trusts	2.0
Semiconductor Components — Integrated Circuits	2.0
Pipelines	1.9
Beverages — Non-alcoholic	1.8
Web Portals/ISP	1.8
Cable/Satellite TV	1.7
Oil — Field Services	1.7
Diversified Manufacturing Operations	1.5
Transport — Rail	1.5
Oil Companies — Integrated	1.3
Retail — Drug Store	1.3
Enterprise Software/Service	1.2
Diversified Banking Institutions	1.2
E-Commerce/Products	1.2
Insurance — Property/Casualty	1.2
Computers — Memory Devices	0.9
Investment Management/Advisor Services	0.9
Banks — Fiduciary	0.9
Chemicals — Diversified	0.9
Computer Services	0.9
Transport — Services	0.8
Banks — Commercial	0.8
Industrial Gases	0.8
Gas — Distribution	0.7
Insurance — Life/Health	0.7
Oil Field Machinery & Equipment	0.7
Insurance Brokers	0.7
Medical Instruments	0.7
Food — Wholesale/Distribution	0.6
Retail — Restaurants	0.6
Electric Products — Misc.	0.6
Pharmacy Services	0.6
Retail — Discount	0.5
Wireless Equipment	0.5
Retail — Apparel/Shoe	0.5
Engines — Internal Combustion	0.4
Semiconductor Equipment	0.4
Telephone — Integrated	0.4
Auto/Truck Parts & Equipment — Original	0.4
Television	0.4
Non — Hazardous Waste Disposal	0.4
Distribution/Wholesale	0.4
Finance — Other Services	0.3
Office Automation & Equipment	0.3
Cruise Lines	0.3
U.S. Government Treasuries	0.3
Oil & Gas Drilling	0.3
Food — Retail	0.3
Athletic Footwear	0.3
Instruments — Scientific	0.3
Motorcycle/Motor Scooter	0.3
Telecommunication Equipment	0.3
Tools — Hand Held	0.3

Aerospace/Defense	0.2%
Apparel Manufacturers	0.2
Industrial Automated/Robotic	0.2
Medical — Generic Drugs	0.2
Hotels/Motels	0.2
Auto — Heavy Duty Trucks	0.2
Electronics — Military	0.2
Electronic Measurement Instruments	0.2
Agricultural Chemicals	0.2
Engineering/R&D Services	0.2
Retail — Office Supplies	0.2
Commercial Services	0.2
Cellular Telecom	0.2
Finance — Investment Banker/Broker	0.2
Machinery — General Industrial	0.2
Retail — Bedding	0.2
Retail — Auto Parts	0.1
Electronic Forms	0.1
Metal — Iron	0.1
Data Processing/Management	0.1
Machinery — Pumps	0.1
Toys	0.1
Containers — Metal/Glass	0.1
Machinery — Construction & Mining	0.1
Retail — Automobile	0.1
Food — Confectionery	0.1
Medical Products	0.1
Finance — Consumer Loans	0.1
Chemicals — Specialty	0.1
Home Decoration Products	0.1
E-Commerce/Services	0.1
Advertising Agencies	0.1
Office Supplies & Forms	0.1
Coatings/Paint	0.1
Savings & Loans/Thrifts	0.1
Dialysis Centers	0.1
Electronic Components — Misc.	0.1
Computer Aided Design	0.1
Coal	0.1

100.2%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,765	$55,846
Omnicom Group, Inc.	8,737	431,957

		487,803

Aerospace/Defense — 0.2%
Rockwell Collins, Inc.	25,976	1,540,117

Agricultural Chemicals — 0.2%
Mosaic Co.	21,468	1,239,777

Apparel Manufacturers — 0.2%
Coach, Inc.	7,736	578,962
VF Corp.	6,550	956,628

		1,535,590

Applications Software — 4.0%
Citrix Systems, Inc.†	7,520	562,045
Intuit, Inc.	10,228	591,588
Microsoft Corp.	781,425	24,802,429

		25,956,062

Athletic Footwear — 0.3%
NIKE, Inc., Class B	17,583	1,897,557

Audio/Video Products — 0.0%
Harman International Industries, Inc.	3,283	161,294

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	27,775	1,277,928

Auto/Truck Parts & Equipment - Original — 0.4%
Johnson Controls, Inc.	75,410	2,460,628

Banks - Commercial — 0.8%
BB&T Corp.	103,992	3,041,766
First Horizon National Corp.	26,527	249,354
M&T Bank Corp.	12,943	1,056,408
Regions Financial Corp.	150,166	864,956
Zions eBancorporation	195	3,705

		5,216,189

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	102,820	2,273,350
Northern Trust Corp.	32,272	1,433,200
State Street Corp.	47,569	2,008,839

		5,715,389

Banks - Super Regional — 4.2%
Capital One Financial Corp.	63,213	3,198,578
Comerica, Inc.	10,393	308,568
Fifth Third Bancorp	84,486	1,149,855
Huntington Bancshares, Inc.	132,478	774,334
KeyCorp	169,682	1,374,424
PNC Financial Services Group, Inc.	54,316	3,232,888
SunTrust Banks, Inc.	39,022	895,945
US Bancorp	164,385	4,832,919
Wells Fargo & Co.	358,273	11,210,362

		26,977,873

Beverages - Non-alcoholic — 1.8%
PepsiCo, Inc.	186,560	11,742,086

Cable/Satellite TV — 1.7%
Cablevision Systems Corp., Class A	14,776	210,263
Comcast Corp., Class A	260,638	7,657,544
DIRECTV, Class A†	72,362	3,351,808

		11,219,615

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	38,006	$391,462
Sprint Nextel Corp.†	298,887	738,251

		1,129,713

Chemicals - Diversified — 0.9%
Air Products & Chemicals, Inc.	36,507	3,294,392
PPG Industries, Inc.	24,293	2,216,736

		5,511,128

Chemicals - Specialty — 0.1%
Ecolab, Inc.	8,752	525,120

Coal — 0.1%
Alpha Natural Resources, Inc.†	14,925	277,008

Coatings/Paint — 0.1%
Sherwin-Williams Co.	4,575	471,911

Commercial Services — 0.2%
Iron Mountain, Inc.	38,176	1,185,365
Quanta Services, Inc.†	190	3,971

		1,189,336

Commercial Services - Finance — 2.3%
Automatic Data Processing, Inc.	57,164	3,105,148
H&R Block, Inc.	55,864	910,583
Mastercard, Inc., Class A	7,413	3,113,460
Moody’s Corp.	1,287	49,691
Paychex, Inc.	59,340	1,857,342
Visa, Inc., Class A	33,497	3,898,046
Western Union Co.	94,480	1,650,566

		14,584,836

Computer Aided Design — 0.1%
Autodesk, Inc.†	10,840	410,294

Computer Services — 0.9%
Accenture PLC, Class A	68,067	4,052,709
Cognizant Technology Solutions Corp., Class A†	13,710	972,725
Computer Sciences Corp.	14,324	454,930

		5,480,364

Computer Software — 0.0%
Akamai Technologies, Inc.†	6,519	234,684

Computers — 5.9%
Apple, Inc.†	57,321	31,093,203
Dell, Inc.†	209,254	3,620,094
Hewlett-Packard Co.	128,788	3,259,625

		37,972,922

Computers - Memory Devices — 0.9%
EMC Corp.†	129,939	3,598,011
NetApp, Inc.†	20,421	878,103
SanDisk Corp.†	19,279	953,539
Western Digital Corp.†	13,330	523,203

		5,952,856

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	5,587	206,049

Consulting Services — 0.0%
SAIC, Inc.†	15,470	189,043

Containers - Metal/Glass — 0.1%
Ball Corp.	9,314	373,305

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Containers - Metal/Glass (continued)
Owens-Illinois, Inc.†	16,302	$389,618

		762,923

Cosmetics & Toiletries — 3.6%
Avon Products, Inc.	28,235	527,712
Colgate-Palmolive Co.	31,184	2,905,725
Procter & Gamble Co.	292,596	19,756,082

		23,189,519

Cruise Lines — 0.3%
Carnival Corp.	68,309	2,069,080

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	25,871	820,887

Dialysis Centers — 0.1%
DaVita, Inc.†	5,116	442,790

Distribution/Wholesale — 0.4%
Fastenal Co.	22,943	1,208,637
WW Grainger, Inc.	4,810	999,182

		2,207,819

Diversified Banking Institutions — 1.2%
Citigroup, Inc.	174,901	5,827,701
Morgan Stanley	113,488	2,104,068

		7,931,769

Diversified Manufacturing Operations — 1.5%
Cooper Industries PLC	19,438	1,189,994
Danaher Corp.	62,498	3,301,769
Eaton Corp.	29,248	1,526,453
Ingersoll-Rand PLC	32,841	1,309,699
Parker Hannifin Corp.	22,813	2,048,836

		9,376,751

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	21,086	3,788,943
eBay, Inc.†	102,923	3,678,468
Netflix, Inc.†	2,772	306,944

		7,774,355

E-Commerce/Services — 0.1%
Expedia, Inc.	992	33,777
priceline.com, Inc.†	732	458,979

		492,756

Electric Products - Misc. — 0.6%
Emerson Electric Co.	66,344	3,337,767
Molex, Inc.	6,584	178,426

		3,516,193

Electric - Integrated — 2.0%
CMS Energy Corp.	51,431	1,101,138
Consolidated Edison, Inc.	73,831	4,289,581
Integrys Energy Group, Inc.	35,478	1,845,920
Northeast Utilities	35,626	1,278,973
Pepco Holdings, Inc.	104,876	2,038,790
TECO Energy, Inc.	83,138	1,492,327
Wisconsin Energy Corp.	27,845	948,958

		12,995,687

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc.	16,309	421,261

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors — 2.5%
Advanced Micro Devices, Inc.†	78,057	$573,719
Altera Corp.	17,740	682,103
Broadcom Corp., Class A	26,934	1,000,598
First Solar, Inc.†	4,691	151,519
Intel Corp.	452,056	12,151,265
Microchip Technology, Inc.	18,307	660,334
NVIDIA Corp.†	43,966	666,085
Xilinx, Inc.	773	28,547

		15,914,170

Electronic Connectors — 0.0%
Amphenol Corp., Class A	4,413	246,951

Electronic Forms — 0.1%
Adobe Systems, Inc.†	26,530	872,572

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	28,380	1,237,936
FLIR Systems, Inc.	501	13,111

		1,251,047

Electronics - Military — 0.2%
L-3 Communications Holdings, Inc.	17,992	1,263,938

Engineering/R&D Services — 0.2%
Fluor Corp.	12,556	759,387
Jacobs Engineering Group, Inc.†	10,081	465,944

		1,225,331

Engines - Internal Combustion — 0.4%
Cummins, Inc.	22,845	2,754,422

Enterprise Software/Service — 1.2%
CA, Inc.	6,898	186,453
Oracle Corp.	266,827	7,810,026

		7,996,479

Finance - Consumer Loans — 0.1%
SLM Corp.	35,523	559,842

Finance - Credit Card — 3.6%
American Express Co.	394,522	20,866,268
Discover Financial Services	78,663	2,360,677

		23,226,945

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	81,169	1,126,626

Finance - Other Services — 0.3%
CME Group, Inc.	4,397	1,272,888
NYSE Euronext	31,351	933,319

		2,206,207

Food - Confectionery — 0.1%
Hershey Co.	10,825	657,077

Food - Misc. — 3.0%
Campbell Soup Co.	87,896	2,928,695
General Mills, Inc.	73,135	2,801,802
H.J. Heinz Co.	37,334	1,967,875
Kellogg Co.	57,150	2,991,802
Kraft Foods, Inc., Class A	232,847	8,864,485

		19,554,659

Food - Retail — 0.3%
SUPERVALU, Inc.	78,522	512,749
Whole Foods Market, Inc.	17,441	1,408,186

		1,920,935

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Wholesale/Distribution — 0.6%
Sysco Corp.	136,490	$4,015,536

Gas - Distribution — 0.7%
CenterPoint Energy, Inc.	142,957	2,786,232
NiSource, Inc.	81,528	1,956,672

		4,742,904

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	28,120	514,596

Hotel/Motels — 0.2%
Marriott International, Inc., Class A	39,094	1,379,236

Human Resources — 0.0%
Robert Half International, Inc.	5,003	142,235

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	18,858	1,508,263

Industrial Gases — 0.8%
Praxair, Inc.	45,018	4,906,962

Instruments - Scientific — 0.3%
Thermo Fisher Scientific, Inc.†	31,897	1,806,008

Insurance Brokers — 0.7%
Aon Corp.	33,174	1,552,875
Marsh & McLennan Cos., Inc.	91,604	2,858,045

		4,410,920

Insurance - Life/Health — 0.7%
Aflac, Inc.	26,613	1,257,464
Lincoln National Corp.	26,808	665,911
Principal Financial Group, Inc.	1,358	37,562
Prudential Financial, Inc.	44,976	2,750,732

		4,711,669

Insurance - Multi-line — 2.1%
ACE, Ltd.	71,884	5,154,801
Cincinnati Financial Corp.	10,557	371,290
Genworth Financial, Inc., Class A†	20,152	183,181
Hartford Financial Services Group, Inc.	67,856	1,405,298
Loews Corp.	59,070	2,312,000
MetLife, Inc.	79,973	3,082,959
XL Group PLC	32,351	672,901

		13,182,430

Insurance - Property/Casualty — 1.2%
Chubb Corp.	50,861	3,456,513
Progressive Corp.	58,443	1,251,849
Travelers Cos., Inc.	52,403	3,037,802

		7,746,164

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	2,116	264,415

Internet Security — 0.0%
Symantec Corp.†	14,742	262,997

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	19,633	1,094,736
BlackRock, Inc.	13,842	2,754,558
Franklin Resources, Inc.	7,156	843,621
Invesco, Ltd.	43,277	1,071,971
T. Rowe Price Group, Inc.	1,807	111,293

		5,876,179

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.	7,603	661,157

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 0.2%
Roper Industries, Inc.	10,883	$996,012

Machinery - Pumps — 0.1%
Flowserve Corp.	6,681	792,166

Medical Information Systems — 0.0%
Cerner Corp.†	2,451	180,957

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	1,981	1,013,519
Medtronic, Inc.	74,067	2,823,434
St. Jude Medical, Inc.	8,644	364,086

		4,201,039

Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	3,136	182,045

Medical Products — 0.1%
Hospira, Inc.†	499	17,774
Stryker Corp.	11,881	637,297

		655,071

Medical - Biomedical/Gene — 2.5%
Amgen, Inc.	80,033	5,438,242
Biogen Idec, Inc.†	19,998	2,329,167
Celgene Corp.†	46,305	3,395,314
Gilead Sciences, Inc.†	93,906	4,272,723
Life Technologies Corp.†	12,931	611,766

		16,047,212

Medical - Drugs — 4.0%
Allergan, Inc.	4,549	407,545
Bristol-Myers Squibb Co.	193,598	6,228,048
Forest Laboratories, Inc.†	34,683	1,127,891
Johnson & Johnson	273,899	17,825,347

		25,588,831

Medical - Generic Drugs — 0.2%
Mylan, Inc.†	41,495	972,643
Perrigo Co.	4,852	500,047

		1,472,690

Medical - HMO — 2.1%
Aetna, Inc.	38,179	1,785,250
Cigna Corp.	29,554	1,303,627
Coventry Health Care, Inc.†	22,398	732,191
Humana, Inc.	16,611	1,446,818
UnitedHealth Group, Inc.	93,743	5,226,172
WellPoint, Inc.	41,565	2,727,911

		13,221,969

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	16,932	95,666

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.	13,629	865,169

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	36,724	1,710,604

Multimedia — 3.0%
News Corp., Class A	301,923	5,999,210
Time Warner, Inc.	138,783	5,164,115
Viacom, Inc., Class B	48,966	2,331,761
Walt Disney Co.	144,316	6,059,829

		19,554,915

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	81,020	$2,416,827

Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	35,156	637,378
Xerox Corp.	190,269	1,565,914

		2,203,292

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	15,830	482,815

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	5,792	396,578
Helmerich & Payne, Inc.	8,313	509,587
Nabors Industries, Ltd.†	25,431	553,887
Noble Corp.	12,752	512,376

		1,972,428

Oil Companies - Exploration & Production — 3.0%
Anadarko Petroleum Corp.	41,199	3,465,660
Apache Corp.	29,299	3,162,241
Cabot Oil & Gas Corp.	16,803	586,089
Chesapeake Energy Corp.	54,279	1,356,975
Denbury Resources, Inc.†	32,285	642,794
Devon Energy Corp.	36,653	2,687,032
EOG Resources, Inc.	19,707	2,243,839
EQT Corp.	22,418	1,188,602
Newfield Exploration Co.†	6,798	244,728
Noble Energy, Inc.	14,982	1,462,992
Pioneer Natural Resources Co.	8,735	957,705
QEP Resources, Inc.	25,454	869,000
Range Resources Corp.	8,118	516,954
Southwestern Energy Co.†	4,228	139,778

		19,524,389

Oil Companies - Integrated — 1.3%
Hess Corp.	53,083	3,446,148
Marathon Petroleum Corp.	64,033	2,660,571
Murphy Oil Corp.	38,921	2,488,609

		8,595,328

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	6,877	383,118
FMC Technologies, Inc.†	17,704	892,813
National Oilwell Varco, Inc.	39,371	3,249,288

		4,525,219

Oil - Field Services — 1.7%
Baker Hughes, Inc.	34,894	1,754,470
Halliburton Co.	59,900	2,191,741
Schlumberger, Ltd.	88,339	6,855,990

		10,802,201

Pharmacy Services — 0.6%
Express Scripts, Inc.†	31,824	1,697,174
Medco Health Solutions, Inc.†	26,889	1,817,427

		3,514,601

Pipelines — 1.9%
El Paso Corp.	75,437	2,097,903
ONEOK, Inc.	18,985	1,568,920
Spectra Energy Corp.	153,873	4,828,535
Williams Cos., Inc.	124,620	3,723,646

		12,219,004

Publishing - Newspapers — 0.0%
Gannett Co., Inc.	13,110	194,552

Quarrying — 0.0%
Vulcan Materials Co.	5,072	226,008

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 2.0%
American Tower Corp.	40,136	$2,511,711
Equity Residential	10,510	597,914
HCP, Inc.	35,447	1,400,157
Health Care REIT, Inc.	1,730	94,181
Host Hotels & Resorts, Inc.	71,353	1,125,950
ProLogis, Inc.	30,743	1,034,809
Public Storage	4,199	562,960
Simon Property Group, Inc.	30,821	4,175,629
Ventas, Inc.	12,831	717,510
Vornado Realty Trust	7,582	619,677

		12,840,498

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	11,078	203,060

Retail - Apparel/Shoe — 0.5%
Gap, Inc.	23,658	552,651
Limited Brands, Inc.	36,376	1,692,575
Ross Stores, Inc.	12,302	656,066

		2,901,292

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	10,438	902,887

Retail - Automobile — 0.1%
CarMax, Inc.†	21,543	661,155

Retail - Bedding — 0.2%
Bed Bath & Beyond, Inc.†	16,543	988,279

Retail - Discount — 0.5%
Costco Wholesale Corp.	35,165	3,026,300
Dollar Tree, Inc.†	4,543	402,101

		3,428,401

Retail - Drug Store — 1.3%
CVS Caremark Corp.	184,331	8,313,328

Retail - Office Supplies — 0.2%
Staples, Inc.	81,424	1,193,676

Retail - Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	1,141	445,241
Starbucks Corp.	67,973	3,300,769

		3,746,010

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	68,377	468,382

Schools — 0.0%
DeVry, Inc.	255	9,060

Semiconductor Components - Integrated Circuits — 2.0%
Analog Devices, Inc.	30,206	1,184,377
Linear Technology Corp.	23,713	793,911
QUALCOMM, Inc.	169,458	10,536,899

		12,515,187

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	135,759	1,661,690
KLA-Tencor Corp.	19,599	948,592

		2,610,282

Telecom Equipment - Fiber Optics — 0.0%
JDS Uniphase Corp.†	14,947	194,909

Telecommunication Equipment — 0.3%
Harris Corp.	20,015	873,255
Juniper Networks, Inc.†	35,374	805,112

		1,678,367

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Telephone - Integrated — 0.4%
Frontier Communications Corp.	211,112	$969,004
Windstream Corp.	128,537	1,552,727

		2,521,731

Television — 0.4%
CBS Corp., Class B	81,877	2,448,122

Tools - Hand Held — 0.3%
Stanley Black & Decker, Inc.	21,119	1,621,939

Toys — 0.1%
Mattel, Inc.	24,417	792,087

Transport - Rail — 1.5%
CSX Corp.	154,244	3,240,667
Norfolk Southern Corp.	87,986	6,062,235

		9,302,902

Transport - Services — 0.8%
C.H. Robinson Worldwide, Inc.	15,888	1,051,309
Expeditors International of Washington, Inc.	13,176	574,869
FedEx Corp.	35,545	3,198,695
Ryder System, Inc.	10,284	547,417

		5,372,290

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	2,963	230,373

Web Portals/ISP — 1.8%
Google, Inc., Class A†	16,970	10,491,702
Yahoo!, Inc.†	78,079	1,157,912

		11,649,614

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.5%
Motorola Mobility Holdings, Inc.†	22,283	$884,635
Motorola Solutions, Inc.	46,452	2,313,310

		3,197,945

Total Long-Term Investment Securities (cost $531,783,503)		622,506,620

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.02% due 03/15/12(1) (cost $1,999,983)	$2,000,000	1,999,983

REPURCHASE AGREEMENT — 3.2%
State Street Bank and Trust Co. Joint Repurchase Agreement (2) (cost $20,470,000)	20,470,000	20,470,000

TOTAL INVESTMENTS (cost $554,253,486)(3)	100.2%	644,976,603
Liabilities in excess of other assets	(0.2)	(983,162)

NET ASSETS —	100.0%	$643,993,441

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of 02/29/2012	Unrealized Appreciation (Depreciation)
338	Long	S&P 500 E-Mini Index	March 2012	$22,942,764	$23,058,360	$115,596

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$37,972,922	$—	$—	$37,972,922
Other Industries*	584,533,698	—	—	584,533,698
Short-Term Investment Securities:
U.S. Government Treasuries	—	1,999,983	—	1,999,983
Repurchase Agreement	—	20,470,000	—	20,470,000
Other Financial Instruments@
Open Futures Contracts — Appreciation	115,596	—	—	115,596

Total	$622,622,216	$22,469,983	$—	$645,092,199

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited)

Industry Allocation*

Sovereign	16.1%
Federal National Mtg. Assoc.	11.5
Diversified Financial Services	4.3
Federal Home Loan Mtg. Corp.	4.0
Banks — Commercial	3.8
Oil Companies — Exploration & Production	3.6
Time Deposits	3.2
United States Treasury Notes	3.1
Diversified Banking Institutions	2.3
Cable/Satellite TV	1.7
Telephone — Integrated	1.7
Electric — Integrated	1.5
Cellular Telecom	1.4
Oil Companies — Integrated	1.3
Pipelines	1.1
Steel — Producers	1.1
Diversified Minerals	1.0
Casino Hotels	1.0
Real Estate Investment Trusts	0.9
Insurance — Mutual	0.9
Coal	0.9
Medical — Hospitals	0.9
Electric — Generation	0.9
Finance — Investment Banker/Broker	0.9
United States Treasury Bonds	0.9
Insurance — Multi-line	0.8
Independent Power Producers	0.8
Finance — Auto Loans	0.7
Banks — Super Regional	0.7
Telecom Services	0.6
Transport — Rail	0.6
Building — Residential/Commercial	0.6
Containers — Metal/Glass	0.6
Oil — Field Services	0.6
Paper & Related Products	0.6
Containers — Paper/Plastic	0.6
Retail — Restaurants	0.6
Pharmacy Services	0.6
Consumer Products — Misc.	0.5
Oil & Gas Drilling	0.5
Retail — Drug Store	0.5
Government National Mtg. Assoc.	0.5
Rental Auto/Equipment	0.5
Building & Construction Products — Misc.	0.4
Computer Services	0.4
Building Products — Cement	0.4
Airlines	0.4
Finance — Other Services	0.4
Medical — Drugs	0.4
Therapeutics	0.4
MRI/Medical Diagnostic Imaging	0.4
Multimedia	0.4
Transport — Services	0.4
Auto — Cars/Light Trucks	0.4
Chemicals — Plastics	0.3
Financial Guarantee Insurance	0.3
Real Estate Management/Services	0.3
Medical Instruments	0.3
Oil Refining & Marketing	0.3
Diversified Operations	0.3
Insurance — Reinsurance	0.3
Municipal Bonds	0.3
Electronic Components — Semiconductors	0.3
Marine Services	0.3
Real Estate Operations & Development	0.3
Music	0.3
Banks — Special Purpose	0.3
Funeral Services & Related Items	0.3
Diversified Manufacturing Operations	0.3
Medical — Generic Drugs	0.3
Aerospace/Defense — Equipment	0.3
Food — Meat Products	0.3

Gold Mining	0.2%
Aerospace/Defense	0.2
Computers — Memory Devices	0.2
Publishing — Newspapers	0.2
Satellite Telecom	0.2
Casino Services	0.2
Retail — Toy Stores	0.2
Banks — Fiduciary	0.2
Medical — HMO	0.2
Distribution/Wholesale	0.2
Electronic Components — Misc.	0.2
Medical Products	0.2
Broadcast Services/Program	0.2
Computer Graphics	0.2
Chemicals — Diversified	0.2
Auto — Heavy Duty Trucks	0.2
Chemicals — Other	0.2
Medical — Biomedical/Gene	0.2
Finance — Leasing Companies	0.2
Capacitors	0.2
Advertising Services	0.2
Web Hosting/Design	0.2
Enterprise Software/Service	0.2
Brewery	0.2
Data Processing/Management	0.2
Firearms & Ammunition	0.2
Coatings/Paint	0.2
Shipbuilding	0.2
Theaters	0.2
Dialysis Centers	0.2
Private Corrections	0.2
Retail — Apparel/Shoe	0.2
Gas — Transportation	0.2
Retail — Regional Department Stores	0.2
Insurance — Life/Health	0.2
Television	0.1
Cosmetics & Toiletries	0.1
Printing — Commercial	0.1
Savings & Loans/Thrifts	0.1
Home Furnishings	0.1
Metal Processors & Fabrication	0.1
Auto/Truck Parts & Equipment — Original	0.1
Gas — Distribution	0.1
Retail — Sporting Goods	0.1
Chemicals — Specialty	0.1
Sovereign Agency	0.1
Consulting Services	0.1
Special Purpose Entities	0.1
Non-Hazardous Waste Disposal	0.1
Metal — Aluminum	0.1
Banks — Money Center	0.1
Seismic Data Collection	0.1
Wire & Cable Products	0.1
Storage/Warehousing	0.1
Regional Authority	0.1
Electronics — Military	0.1
Telecom Equipment — Fiber Optics	0.1
Motion Pictures & Services	0.1
Electric — Distribution	0.1
Building — Heavy Construction	0.1
Food — Retail	0.1
Retail — Propane Distribution	0.1
Banks — Mortgage	0.1
Electric — Transmission	0.1
Metal — Diversified	0.1
Transport — Marine	0.1
Retail — Consumer Electronics	0.1
Telecommunication Equipment	0.1

101.0%

*	Calculated as a percentage of net assets

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 29, 2012 (Unaudited) — (continued)

Credit Quality†#

Aaa	27.9%
Aa	3.5
A	6.8
Baa	18.8
Ba	13.5
B	20.0
Caa	4.3
Ca	0.1
Not Rated@	5.1

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited)

Security Description	Principal Amount(15)	Value (Note 2)

ASSET BACKED SECURITIES — 3.5%
Diversified Financial Services — 3.5%
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(1)	$218,501	$213,101
Banc of America Merrill Lynch Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(2)	500,000	488,767
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW11, Class AJ 5.45% due 03/11/39(2)	696,398	651,491
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/18*	1,500,000	1,649,920
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/49(2)	3,000,000	3,395,307
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.82% due 02/25/34	78,771	68,459
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	240,244
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	183,388	189,726
FDIC Structured Sale Guar. Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(1)	2,182,555	2,215,588
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class A1 4.20% due 02/15/17*	1,125,000	1,222,423
GE Capital Commercial Mtg. Corp. Series 2007-C1, Class A4 5.54% due 12/10/49(2)	1,900,000	2,057,124
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(2)	750,188	838,703
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class AM 5.87% due 04/15/45(2)	723,588	787,805
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.97% due 08/12/49(2)	500,000	465,284
Morgan Stanley Capital I VRS Series 2005-IQ10, Class B 5.32% due 09/15/42(2)	150,000	140,372
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/12/44(2)	1,112,000	940,039
Nordstrom Private Label Credit Card Master Note Trust Series 2011-1A, Class A 2.28% due 11/15/19*	1,000,000	1,016,905
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	256,105	267,018
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.36% due 10/15/35*(2)	2,750,000	2,099,818
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/36(1)	248,205	245,547
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-6, Class 1A2 5.75% due 05/25/36(1)	332,856	328,254

Total Asset Backed Securities
(cost $19,445,520)		19,521,895

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 44.9%
Advertising Services — 0.2%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/15*	$1,065,000	$479,250
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	610,000	561,200

		1,040,450

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	331,000	360,963
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	512,000	629,431
Raytheon Co. Senior Notes 4.70% due 12/15/41	340,000	366,770

		1,357,164

Aerospace/Defense - Equipment — 0.3%
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	455,000	475,346
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	875,000	929,687

		1,405,033

Airlines — 0.4%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 10/15/21	800,000	844,000
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 04/02/14	25,725	25,725
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	325,612	325,612
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	296,979	255,402
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	864,000	926,640

		2,377,379

Auto - Cars/Light Trucks — 0.4%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	1,940,000	1,959,400

Auto - Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	1,035,000	1,132,031

Auto/Truck Parts & Equipment - Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	700,000	749,000

Banks - Commercial — 1.3%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	854,000	905,966

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	$272,000	$246,617
CIT Group, Inc. Sec. Notes 5.50% due 02/15/19*	1,125,000	1,148,906
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	1,908,138	1,908,138
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	790,000	801,126
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	56,942
Synovus Financial Corp. Senior Notes 7.88% due 02/15/19	1,100,000	1,127,500
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	725,000	809,864
Zions Bancorp. Senior Notes 7.75% due 09/23/14	356,000	381,025

		7,386,084

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	937,000	937,794
State Street Capital Trust IV FRS Limited Guar. Notes 1.55% due 06/01/77	454,000	320,503

		1,258,297

Banks - Money Center — 0.1%
Comerica Bank Sub. Notes 5.20% due 08/22/17	448,000	490,819

Banks - Super Regional — 0.6%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	294,000	303,831
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	359,000	356,663
Capital One Financial Corp. Senior Notes 3.15% due 07/15/16	260,000	265,585
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	301,000	340,418
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	175,000	192,626
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 04/12/12*(11)	30,000	22,800
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	28,000	28,059
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 04/12/12(11)	259,000	237,309
Wachovia Corp. Senior Notes 5.75% due 02/01/18	803,000	931,803

Security Description	Principal Amount(15)	Value (Note 2)

Banks - Super Regional (continued)
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(11)	$150,000	$163,125
Wells Fargo Bank NA FRS Sub. Notes 0.71% due 05/16/16	290,000	268,579

		3,110,798

Brewery — 0.2%
SABMiller Holdings, Inc. Company Guar. Notes 4.95% due 01/15/42*	960,000	1,030,202

Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	1,100,000	1,177,000

Building & Construction Products - Misc. — 0.3%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	1,080,000	1,174,500
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	680,000	718,250

		1,892,750

Building Products - Cement — 0.4%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	1,075,000	1,059,228
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	1,400,000	1,344,000

		2,403,228

Building - Heavy Construction — 0.1%
New Enterprise Stone & Lime Co. Company Guar. Notes 11.00% due 09/01/18	520,000	439,400

Building - Residential/Commercial — 0.6%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	675,000	575,437
KB Home Company Guar. Notes 9.10% due 09/15/17	1,100,000	1,157,750
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	975,000	1,043,250
Standard Pacific Corp. Company Guar. Notes 8.38% due 01/15/21	550,000	584,375

		3,360,812

Cable/Satellite TV — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	1,600,000	1,700,000
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	333,000	380,436
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	1,990,000	2,314,456
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	910,000	1,028,300

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	$1,305,000	$1,476,281
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	950,000	1,090,125
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/22*	575,000	582,188
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	210,000	266,355

		8,838,141

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	1,000,000	1,090,000

Casino Hotels — 1.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(3)	1,767,441	1,908,836
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	980,000	1,004,500
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,735,000	1,899,825
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(4)	1,015,000	677,513

		5,490,674

Casino Services — 0.2%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	715,000	493,350
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/15	308,000	338,030
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/15	410,000	449,975

		1,281,355

Cellular Telecom — 1.2%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	1,704,000	1,814,760
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	3,328,000	3,286,400
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	1,157,000	1,052,870
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*	720,000	723,600

		6,877,630

Chemicals - Other — 0.2%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/20*	1,075,000	1,123,375

Security Description	Principal Amount(15)	Value (Note 2)

Chemicals - Plastics — 0.1%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	$575,000	$595,125

Chemicals - Specialty — 0.1%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	351,000	436,115
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	214,000	270,646

		706,761

Coal — 0.9%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	665,000	651,700
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	535,000	583,150
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	520,000	553,800
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	650,000	438,750
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	744,000	669,600
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	650,000	680,875
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	1,410,000	1,466,400

		5,044,275

Coatings/Paint — 0.2%
Valspar Corp. Senior Notes 4.20% due 01/15/22	914,000	950,148

Computer Graphics — 0.2%
Eagle Parent, Inc. Company Guar. Notes 8.63% due 05/01/19*	1,135,000	1,174,725

Computer Services — 0.4%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	375,000	404,235
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	900,000	931,500
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	813,000	810,103
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	280,000	366,275

		2,512,113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/20	$650,000	$702,813

Consumer Products - Misc. — 0.5%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	760,000	541,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	1,385,000	1,516,575
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 9.88% due 08/15/19*	925,000	956,219

		3,014,294

Containers - Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	1,416,000	1,578,840
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	850,000	941,375
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	755,000	800,300

		3,320,515

Containers - Paper/Plastic — 0.6%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	445,000
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	1,395,000	1,471,725
Rock-Tenn Co. Notes 4.45% due 03/01/19*	546,000	554,873
Rock-Tenn Co. Notes 4.90% due 03/01/22*	707,000	719,444

		3,191,042

Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	775,000	837,969

Data Processing/Management — 0.2%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	950,000	989,187

Dialysis Centers — 0.2%
DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	885,000	938,100

Distribution/Wholesale — 0.2%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	1,105,000	1,187,875

Diversified Banking Institutions — 1.5%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	277,000	277,055

Security Description	Principal Amount(15)	Value (Note 2)

Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.75% due 12/01/17	$1,195,000	$1,250,956
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	457,000	473,465
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	670,000	659,391
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,500,000	1,612,500
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	826,000	895,172
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	334,000	334,706
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	162,000	159,770
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	334,000	346,941
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	349,000	377,212
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	588,000	661,425
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(11)	243,000	264,355
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.50% due 05/15/77	91,000	67,554
Morgan Stanley Senior Notes 5.55% due 04/27/17	470,000	482,102
Morgan Stanley Senior Notes 5.63% due 09/23/19	208,000	207,967
National Bank Corp. Sub. Notes 7.25% due 10/15/25	49,000	49,770

		8,120,341

Diversified Financial Services — 0.8%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	1,330,000	1,504,493
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	460,000	490,612
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	259,000	289,561
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	1,927,000	2,341,700

		4,626,366

Diversified Manufacturing Operations — 0.2%
3M Co. Senior Notes 1.38% due 09/29/16	217,000	219,893
General Electric Co. Senior Notes 5.25% due 12/06/17	140,000	165,231

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Harsco Corp. Senior Notes 2.70% due 10/15/15	$597,000	$613,312

		998,436

Electric - Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	384,000	445,866

Electric - Generation — 0.7%
AES Corp. Senior Notes 8.00% due 10/15/17	865,000	996,913
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	743,000	821,745
Edison Mission Energy Senior Notes 7.63% due 05/15/27	1,230,000	750,300
Homer City Funding LLC Senior Sec. Notes 8.14% due 10/01/19	796,050	724,406
Midwest Generation LLC Pass Through Certs., Series B 8.56% due 01/02/16	161,222	164,446
Reliant Energy Mid - Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	425,889	420,565

		3,878,375

Electric - Integrated — 1.4%
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	747,000	764,029
Cleco Power LLC Senior Notes 6.00% due 12/01/40	187,000	220,724
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	336,000	373,735
Entergy Corp. Senior Notes 4.70% due 01/15/17	1,436,000	1,510,712
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	756,000	767,405
Exelon Corp. Senior Notes 5.63% due 06/15/35	308,000	348,886
Georgia Power Co. Senior Notes 3.00% due 04/15/16	153,000	162,903
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	475,000	503,125
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17	236,967	242,003
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	408,000	511,447
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	515,000	535,136
SCANA Corp. Senior Notes 4.13% due 02/01/22	618,000	626,922

Security Description	Principal Amount(15)	Value (Note 2)

Electric - Integrated (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	$1,055,000	$712,125
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	303,000	302,119

		7,581,271

Electronic Components - Misc. — 0.2%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	1,112,000	1,184,280

Electronic Components - Semiconductors — 0.3%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,255,000	1,380,500
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	214,000	265,185

		1,645,685

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	494,000	511,662

Enterprise Software/Service — 0.2%
BMC Software, Inc. Senior Notes 4.25% due 02/15/22	999,000	1,033,655

Finance - Auto Loans — 0.7%
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	1,971,000	2,199,581
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	910,000	982,034
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	470,000	477,672

		3,659,287

Finance - Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	153,000	159,150

Finance - Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	171,000	173,993

Finance - Investment Banker/Broker — 0.7%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	535,000	583,416
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 0.00% due 05/31/12†(5)(6)(11)	101,000	10
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(5)(6)	97,000	26,311
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(6)	111,000	11
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(6)	143,000	14

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	$1,733,000	$1,789,395
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	106,000	114,633
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	920,000	938,400
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	297,000	299,443

		3,751,633

Finance - Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	613,000	638,415
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	144,000	152,990

		791,405

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	493,000	494,836
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	1,290,000	1,262,587

		1,757,423

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	2,630,000	1,906,750

Firearms & Ammunition — 0.2%
FGI Operating Co, Inc. Senior Sec. Notes 10.25% due 08/01/15	887,000	951,862

Food - Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/20*	940,000	970,550

Food - Retail — 0.1%
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	439,000

Funeral Services & Related Items — 0.3%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	1,515,000	1,530,150

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*(8)	572,730	272,047

Gas - Distribution — 0.1%
Boston Gas Co. Senior Notes 4.49% due 02/15/42*	499,000	506,845
Southern Union Co. Senior Notes 7.60% due 02/01/24	198,000	235,357

		742,202

Security Description	Principal Amount(15)	Value (Note 2)

Gas - Transportation — 0.2%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	$820,000	$865,100

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	886,000	781,895

Independent Power Producers — 0.7%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	690,000	762,450
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	1,450,000	1,384,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	575,000	582,188
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	925,000	936,562

		3,665,950

Insurance - Life/Health — 0.2%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	151,157
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	188,498
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	462,000	503,315

		842,970

Insurance - Multi-line — 0.6%
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	800,000	864,106
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	1,600,000	1,700,000
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	609,000	615,402

		3,179,508

Insurance - Mutual — 0.9%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	135,000	142,110
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	182,000	191,356
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	295,000	287,625
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*	840,000	1,096,200
New York Life Global Funding Sec. Notes 1.30% due 01/12/15*	1,923,000	1,932,673
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	1,476,000	1,474,179

		5,124,143

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Reinsurance — 0.2%
Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	$998,000	$1,016,559

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	1,546,000	1,611,705

Medical Instruments — 0.3%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	1,785,000	1,809,544

Medical Products — 0.2%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	239,000	243,977
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	244,000	316,524
Universal Hospital Services, Inc. VRS Sec. Notes 8.50% due 06/01/15(3)	600,000	618,000

		1,178,501

Medical - Biomedical/Gene — 0.2%
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	205,000	222,169
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	316,000	336,770
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	503,000	558,576

		1,117,515

Medical - Drugs — 0.3%
Axcan Intermediate Holdings, Inc. Company Guar. Notes 12.75% due 03/01/16	570,000	607,763
Johnson & Johnson Notes 5.55% due 08/15/17	330,000	406,120
Valeant Pharmaceuticals International Company Guar. Notes 6.50% due 07/15/16*	910,000	928,200

		1,942,083

Medical - Generic Drugs — 0.3%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*	1,360,000	1,422,900

Medical - HMO — 0.2%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/19	850,000	935,000
Cigna Corp. Senior Notes 6.15% due 11/15/36	259,000	292,896

		1,227,896

Security Description	Principal Amount(15)	Value (Note 2)

Medical - Hospitals — 0.9%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	$1,370,000	$1,414,525
HCA, Inc. Senior Notes 7.50% due 11/15/95	1,352,000	1,081,600
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	1,660,000	1,859,200
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	675,000	644,625

		4,999,950

Metal - Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	605,000	650,353

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	425,000	467,500

MRI/Medical Diagnostic Imaging — 0.4%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	2,304,000	2,203,200

Multimedia — 0.4%
Haights Cross Operating Co. FRS Limited Guar. Notes 16.00% due 03/15/14†(5)(7)(8)	57,636	4,323
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	348,000	447,046
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	510,000	584,439
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	325,000	426,129
Viacom, Inc. Senior Notes 4.50% due 02/27/42	600,000	595,891

		2,057,828

Music — 0.3%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	1,415,000	1,563,575

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(7)(8)(9)(10)	75,000	0

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	620,000	670,598

Oil & Gas Drilling — 0.2%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	803,000	1,010,946

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 2.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	$855,000	$816,525
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	1,165,000	1,211,600
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	990,000	1,098,900
Chesapeake Energy Corp. Company Guar. Notes 6.13% due 02/15/21	425,000	430,844
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	1,015,000	1,060,675
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	445,000	490,613
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/16	490,000	547,575
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	555,000	582,750
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.63% due 04/15/21*	450,000	490,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	962,000	960,797
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	590,000	654,900
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	780,000	600,600
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	469,000	558,096
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	515,000	636,422
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	575,000	629,625
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	847,000	935,935
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	950,000	999,875
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	1,059,000	1,057,697
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	744,000	876,001

		14,639,930

Oil Companies - Integrated — 0.1%
Hess Corp. Senior Notes 7.88% due 10/01/29	495,000	683,596

Security Description	Principal Amount(15)	Value (Note 2)

Oil Refining & Marketing — 0.3%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/14	$420,000	$450,450
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20	265,000	258,023
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	945,000	1,074,937

		1,783,410

Oil - Field Services — 0.6%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	615,000	591,937
Green Field Energy Services, Inc. Senior Sec. Notes 13.00% due 11/15/16*	1,430,000	1,408,550
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	530,000	556,500
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	580,000	623,500

		3,180,487

Paper & Related Products — 0.5%
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	508,000	562,776
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	890,000	914,475
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	1,305,000	1,465,650

		2,942,901

Pharmacy Services — 0.6%
Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	843,000	849,713
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	796,000	815,889
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	1,054,000	1,132,128
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	291,000	327,542

		3,125,272

Pipelines — 1.1%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22*	330,000	341,550
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	600,000	636,000
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	950,000	1,087,750

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	$757,000	$840,240
Enterprise Products Operating LLC Company Guar. Notes 5.20% due 09/01/20	146,000	165,616
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	1,075,000	1,107,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	450,000	486,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/20	210,000	229,425
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/18	520,000	564,200
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	186,000	191,916
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	355,250

		6,005,197

Printing - Commercial — 0.1%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	770,000	789,250

Private Corrections — 0.2%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	850,000	889,313

Publishing - Newspapers — 0.2%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	1,260,000	1,351,350

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/22	1,001,000	1,013,062
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	308,000	316,904
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	308,000	312,606
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	695,000	722,416
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	925,000	1,022,125
HCP, Inc. Senior Notes 3.75% due 02/01/16	175,000	181,600
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	220,000	226,226
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	1,170,000	1,254,825

Security Description	Principal Amount(15)	Value (Note 2)

Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	$169,000	$174,126

		5,223,890

Real Estate Management/Services — 0.3%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	1,835,000	1,894,637

Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	1,255,000	1,229,247

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(7)(8)	1,625,000	163

Rental Auto/Equipment — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	830,000	904,700
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21	975,000	1,033,500
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	800,000	828,000

		2,766,200

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	790,000	869,000

Retail - Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	208,000	245,527

Retail - Drug Store — 0.5%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	609,000	742,473
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	263,184	280,896
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	553,973	602,260
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	1,075,000	1,225,500

		2,851,129

Retail - Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/20	140,000	144,200
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	280,000	287,350

		431,550

Retail - Regional Department Stores — 0.2%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	720,000	859,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Restaurants — 0.6%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	$880,000	$937,200
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	1,150,000	1,256,375
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	993,000	966,285

		3,159,860

Retail - Sporting Goods — 0.1%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*	700,000	707,000

Retail - Toy Stores — 0.2%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	1,200,000	1,269,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(7)(8)(9)(10)	25,000	0

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group Sub. Notes 7.25% due 12/15/21	744,000	785,072

Seismic Data Collection — 0.1%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	745,000	569,925

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	900,000	947,250

Special Purpose Entities — 0.1%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	269,000	274,718
FUEL Trust Sec. Notes 4.21% due 04/15/16*	220,000	225,689

		500,407

Steel - Producers — 0.9%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	1,900,000	1,911,875
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20	300,000	338,250
JMC Steel Group Senior Notes 8.25% due 03/15/18*	930,000	970,687
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	875,000	901,250
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	900,000	936,000

		5,058,062

Security Description	Principal Amount(15)	Value (Note 2)

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	$533,000	$559,650

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.70% due 03/15/37	299,000	301,091
Corning, Inc. Senior Notes 4.75% due 03/15/42	199,000	202,451

		503,542

Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	270,000	314,153
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	19,375
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	96,875
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	250,000	193,750
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	1,200,000	1,308,000

		1,932,153

Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 12/15/20	300,000	313,838

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	1,997,000	1,992,666
AT&T, Inc. Senior Notes 3.00% due 02/15/22	1,093,000	1,094,200
BellSouth Corp. Senior Notes 6.55% due 06/15/34	182,000	214,657
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	210,000	206,853
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	473,000	485,052
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	1,450,000	1,562,375
SBC Communications Senior Notes 6.45% due 06/15/34	351,000	430,675
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	409,000	512,455

		6,498,933

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	$550,000	$545,758
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(3)	273,848	278,640

		824,398

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21	885,000	944,738

Transport - Rail — 0.3%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	1,532,000	1,511,342
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	340,000	399,408

		1,910,750

Transport - Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	530,000	553,850
Federal Express Corp. 2012 Pass Through Trust Pass Through Certs. 2.63% due 01/15/18*	1,029,000	1,028,254
Ryder System, Inc. Senior Notes 2.50% due 03/01/17	350,000	350,167
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	117,000	122,424

		2,054,695

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	930,000	1,038,112

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	550,000	569,250

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	10,220	11,219

Total U.S. CORPORATE BONDS & NOTES
(cost $245,872,909)		250,896,475

FOREIGN CORPORATE BONDS & NOTES — 12.0%
Banks - Commercial — 2.4%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	538,000	541,799
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*	215,000	219,300
Banco Bradesco SA/Cayman Islands Senior Notes 4.50% due 01/12/17*	300,000	309,000
Banco de Bogota SA Senior Notes 5.00% due 01/15/17*	260,000	268,518

Security Description	Principal Amount(15)		Value (Note 2)

Banks - Commercial (continued)
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		$390,000	$400,725
Bank of Montreal Senior Notes 2.50% due 01/11/17		1,431,000	1,460,234
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17		2,871,000	2,971,273
Bank of Tokyo - Mitsubishi UFJ, Ltd. Senior Notes 2.35% due 02/23/17*		1,053,000	1,058,165
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(11)		493,000	425,213
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*		462,000	470,347
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(11)		186,000	167,400
Credit Suisse New York Sub. Notes 6.00% due 02/15/18		311,000	327,547
Finansbank AS Senior Notes 5.50% due 05/11/16*		380,000	357,200
Groupe BPCE SA FRS Jr. Sub Notes 2.23% due 03/30/12(11)		78,000	35,759
HBOS PLC Sub. Notes 6.75% due 05/21/18*		191,000	171,606
ING Bank NV Notes 3.75% due 03/07/17*		2,118,000	2,110,290
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(11)		1,175,000	951,966
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(11)		120,000	126,600
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15		527,000	527,082
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 09/28/12(11)		570,000	324,900

			13,224,924

Banks - Money Center — 0.0%
ABN Amro Bank NV FRS Senior Notes 2.32% due 01/30/14*		92,000	90,786

Banks - Mortgage — 0.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC Senior Sec. Notes 7.88% due 09/25/17*		350,000	360,500

Banks - Special Purpose — 0.3%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/15	NOK	8,400,000	1,551,403

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Building & Construction Products - Misc. — 0.1%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*	$360,000	$367,200
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/22*	325,000	333,937

		701,137

Cable/Satellite TV — 0.1%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/18*	900,000	877,500

Cellular Telecom — 0.2%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	1,275,000	1,269,900

Chemicals - Diversified — 0.2%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	1,100,000	1,163,250

Chemicals - Plastics — 0.2%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	1,175,000	1,345,375

Computers - Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	1,205,000	1,355,625

Diversified Banking Institutions — 0.2%
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(11)	1,330,000	1,100,575

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	385,000	437,938

Diversified Minerals — 1.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	376,000	379,361
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	1,341,000	1,344,830
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	179,000	233,471
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*	550,000	569,250
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	775,000	819,562
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/42	699,000	711,615
Volcan Cia Minera SAA Senior Notes 5.38% due 02/02/22*	108,000	112,694
Xstrata Canada Financial Corp. Company Guar. Notes 4.95% due 11/15/21*	1,054,000	1,138,409
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	209,000	246,332

		5,555,524

Security Description	Principal Amount(15)	Value (Note 2)

Diversified Operations — 0.3%
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15	$235,000	$232,650
Hutchison Whampoa International 11. Ltd. Company Guar. Notes 3.50% due 01/13/17*	962,000	975,939
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	535,000	535,535

		1,744,124

Electric - Generation — 0.2%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/21*	200,000	209,500
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/17	115,000	127,075
Emgesa SA ESP Senior Notes 8.75% due 01/25/21*	COP 1,002,000,000	608,256

		944,831

Electric - Integrated — 0.1%
Israel Electric Corp., Ltd. Senior Notes 6.70% due 02/10/17*	320,000	323,783

Electric - Transmission — 0.1%
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/21*	335,000	351,214

Finance - Investment Banker/Broker — 0.1%
Macquarie Bank, Ltd. Senior Notes 5.00% due 02/22/17*	702,000	709,512

Finance - Leasing Companies — 0.1%
VEB-Leasing Via VEB Leasing Investment, Ltd. Senior Notes 5.13% due 05/27/16	320,000	322,000

Finance - Other Services — 0.1%
Corp. Financiera de Desarrollo SA Senior Notes 4.75% due 02/08/22*	200,000	201,240
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*	360,000	359,100

		560,340

Food - Meat Products — 0.1%
Minerva Luxembourg SA Company Guar. Notes 12.25% due 02/10/22*	320,000	334,400

Gold Mining — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	404,000	415,959
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*	705,000	671,552
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	311,000	324,874

		1,412,385

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(7)(8)(10)(12)	$175,000	$0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/21*	480,000	514,800

		514,800

Insurance - Multi-line — 0.2%
Aegon NV FRS Jr. Sub. Notes 2.15% due 07/15/14(11)	62,000	32,603
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(11)	1,050,000	939,750
XL Group PLC Senior Notes 6.38% due 11/15/24	142,000	152,867

		1,125,220

Insurance - Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	625,000	683,211

Investment Companies — 0.0%
Grupo Aval, Ltd. Company Guar. Notes 5.25% due 02/01/17*	200,000	205,514

Medical - Drugs — 0.1%
Hypermarcas SA Senior Notes 6.50% due 04/20/21*	290,000	279,850

Metal Processors & Fabrication — 0.1%
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/17*	725,000	771,219

Metal - Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*	380,000	350,550

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*	780,000	673,794

Oil & Gas Drilling — 0.3%
Noble Holding International, Ltd. Company Guar. Notes 5.25% due 03/15/42	437,000	462,153
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	539,000	636,101
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	201,000	235,005
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	504,000	605,760

		1,939,019

Oil Companies - Exploration & Production — 1.0%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	1,161,000	1,495,322
Empresa Nacional del Petroleo Senior Notes 4.75% due 12/06/21*	300,000	309,991

Security Description	Principal Amount(15)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/21*	$250,000	$263,437
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*	240,000	263,726
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	950,000	1,016,500
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/16	310,000	305,350
Nexen, Inc. Senior Notes 6.40% due 05/15/37	717,000	822,400
Nexen, Inc. Senior Notes 7.50% due 07/30/39	445,000	571,561
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*	373,386	381,787

		5,430,074

Oil Companies - Integrated — 1.2%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	1,168,000	1,211,482
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	1,376,000	1,422,418
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	992,000	1,062,173
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	744,000	839,362
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	203,000	275,671
Petrobras International Finance Co. Company Guar. Notes 3.50% due 02/06/17	545,000	556,741
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27	300,000	186,750
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17	850,000	777,750
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/22*	285,000	298,395

		6,630,742

Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	299,406

Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	222,000	227,827

Real Estate Operations & Development — 0.1%
Country Garden Holdings Co., Inc. Senior Notes 11.13% due 02/23/18*	355,000	356,775

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Retail - Consumer Electronics — 0.1%
Grupo Elektra SA de CV Company Guar. Notes 7.25% due 08/06/18		$330,000	$315,566

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19		1,250,000	1,312,500

Semiconductor Equipment — 0.0%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/18		160,000	176,600

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/15*†(5)(7)(8)(12)		560,000	0

Steel - Producers — 0.2%
China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15		300,000	288,000
Evraz Group SA Senior Notes 6.75% due 04/27/18*		370,000	360,461
Severstal JSC via Steel Capital SA Notes 6.25% due 07/26/16*		370,000	371,946

			1,020,407

Telecom Services — 0.3%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*		1,200,000	1,236,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/17*(3)		825,000	719,812

			1,955,812

Telephone-Integrated — 0.5%
Brasil Telecom SA Senior Notes 9.75% due 09/15/16*	BRL	530,000	307,090
British Telecommunications PLC Senior Notes 9.63% due 12/15/30		255,000	387,890
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/42*		1,395,000	1,371,885
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		423,000	427,230
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22		460,000	469,200

			2,963,295

Therapeutics — 0.4%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18		2,090,000	2,215,400

Transport-Marine — 0.1%
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17		360,000	345,600

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 6.50% due 05/15/18		741,000	858,202

Security Description	Principal Amount(15)		Value (Note 2)

Transport - Rail (continued)
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		$433,000	$447,696
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42		350,000	368,958

			1,674,856

Total Foreign Corporate Bonds & Notes
(cost $65,762,457)			67,205,063

FOREIGN GOVERNMENT AGENCIES — 16.3%
Regional Authority — 0.1%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15		479,000	511,690

Sovereign — 16.1%
Commonwealth of Australia Senior Notes 4.50% due 10/21/14	AUD	2,000,000	2,191,960
Commonwealth of Australia Senior Notes 6.00% due 02/15/17	AUD	1,650,000	1,953,841
Dominican Republic Senior Notes 7.50% due 05/06/21		390,000	399,165
European Union Senior Notes 3.25% due 04/04/18	EUR	151,000	214,569
Federal Republic of Brazil Senior Notes 4.88% due 01/22/21		2,380,000	2,695,350
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		357,000	419,475
Federal Republic of Brazil Senior Notes 5.88% due 01/15/19		640,000	768,000
Federal Republic of Brazil Senior Notes 7.13% due 01/20/37		430,000	594,690
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18		613,333	735,693
Federal Republic of Brazil Senior Notes 8.75% due 02/04/25		560,000	852,600
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	590,000	1,061,829
Government of Canada Senior Notes 0.88% due 02/14/17		938,000	934,025
Government of Canada Bonds 4.25% due 06/01/18	CAD	2,090,000	2,445,920
Government of Canada Bonds 5.75% due 06/01/29	CAD	1,840,000	2,710,748
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	117,600,000	1,562,817
Government of Qatar Senior Notes 4.50% due 01/20/22*		1,060,000	1,102,400
Government of Switzerland Bonds 3.00% due 05/12/19	CHF	1,005,000	1,312,932

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Ukraine Notes 7.65% due 06/11/13		$ 780,000	$775,125
Government of Ukraine Bonds 7.95% due 02/23/21		430,000	391,300
Kingdom of Norway Bonds 3.75% due 05/25/21	NOK	7,075,000	$1,413,557
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	10,740,000	$2,137,662
Kingdom of Sweden Bonds 3.50% due 06/01/22	SEK	25,750,000	4,446,942
Republic of Argentina Senior Notes 2.50% due 12/31/38(4)		1,072,637	401,166
Republic of Argentina Senior Notes 8.28% due 12/31/33		2,442,296	1,929,414
Republic of Argentina Senior Notes 8.75% due 06/02/17		420,000	418,950
Republic of Belarus Bonds 8.75% due 08/03/15		480,000	453,600
Republic of Belarus Senior Notes 8.95% due 01/26/18		490,000	455,700
Republic of Colombia Bonds 4.38% due 07/12/21		1,130,000	1,223,225
Republic of Colombia Senior Bonds 6.13% due 01/18/41		693,000	851,350
Republic of Colombia Senior Notes 7.38% due 03/18/19		620,000	795,460
Republic of Colombia Senior Notes 7.38% due 09/18/37		400,000	560,600
Republic of Colombia Senior Notes 8.13% due 05/21/24		250,000	354,375
Republic of Croatia Senior Notes 6.38% due 03/24/21		340,000	320,450
Republic of Croatia Senior Notes 6.63% due 07/14/20		820,000	795,671
Republic of Croatia Senior Notes 6.75% due 11/05/19		610,000	600,979
Republic of El Salvador Senior Bonds 7.38% due 12/01/19		700,000	753,550
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		700,000	763,000
Republic of Gabon Bonds 8.20% due 12/12/17		444,000	525,030
Republic of Hungary Sec. Notes 4.75% due 02/03/15		400,000	381,000
Republic of Hungary Senior Notes 6.25% due 01/29/20		560,000	527,800

Security Description	Principal Amount(15)		Value (Note 2)

Sovereign (continued)
Republic of Hungary Senior Notes 6.38% due 03/29/21		$720,000	$677,700
Republic of Hungary Senior Notes 7.63% due 03/29/41		390,000	364,650
Republic of Indonesia Senior Notes 4.88% due 05/05/21		740,000	811,225
Republic of Indonesia Senior Notes 5.88% due 03/13/20		760,000	882,550
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		810,000	1,215,000
Republic of Indonesia Senior Notes 8.80% due 04/23/14		700,000	792,081
Republic of Indonesia Senior Notes 11.63% due 03/04/19		780,000	1,175,850
Republic of Ivory Coast Senior Notes 2.50% due 12/31/32†(5)		940,000	578,100
Republic of Lithuania Senior Notes 6.13% due 03/09/21		320,000	332,800
Republic of Lithuania Senior Notes 7.38% due 02/11/20		680,000	765,884
Republic of Peru Senior Bonds 5.63% due 11/18/50		300,000	330,000
Republic of Peru Senior Bonds 6.55% due 03/14/37		183,000	231,953
Republic of Peru Senior Bonds 7.35% due 07/21/25		331,000	446,519
Republic of Peru Senior Bonds 8.75% due 11/21/33		380,000	584,630
Republic of Poland Senior Notes 5.00% due 03/23/22		805,000	854,346
Republic of Poland Senior Notes 5.13% due 04/21/21		500,000	536,250
Republic of Poland Bonds 5.25% due 10/25/17	PLN	2,500,000	816,294
Republic of Poland Senior Bonds 6.38% due 07/15/19		720,000	842,400
Republic of Romania Senior Notes 6.75% due 02/07/22*		2,430,000	2,498,738
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	1,475,000	1,282,142
Republic of South Africa Senior Notes 4.67% due 01/17/24		950,000	990,375
Republic of South Africa Bonds 5.88% due 05/30/22		650,000	760,500
Republic of South Africa Senior Bonds 6.88% due 05/27/19		680,000	830,450

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		$614,000	$598,650
Republic of Sri Lanka Senior Notes 6.25% due 07/27/21		430,000	418,120
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/15		569,000	594,605
Republic of Sri Lanka Senior Notes 8.25% due 10/24/12		500,000	508,750
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		300,000	419,625
Republic of the Philippines Bonds 9.88% due 01/15/19		270,000	385,425
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		245,000	400,575
Republic of Turkey Bonds zero coupon due 02/20/13	TRY	650,000	340,903
Republic of Turkey Bonds 5.63% due 03/30/21		310,000	322,400
Republic of Turkey Senior Notes 6.25% due 09/26/22		1,950,000	2,091,375
Republic of Turkey Notes 6.75% due 04/03/18		500,000	558,750
Republic of Turkey Senior Notes 6.88% due 03/17/36		710,000	775,675
Republic of Turkey Senior Bonds 7.00% due 09/26/16		465,000	520,800
Republic of Turkey Senior Notes 7.00% due 06/05/20		250,000	285,625
Republic of Turkey Senior Notes 7.50% due 07/14/17		710,000	814,725
Republic of Turkey Senior Notes 7.50% due 11/07/19		340,000	399,500
Republic of Turkey Senior Notes 8.00% due 02/14/34		467,000	572,075
Republic of Turkey Bonds 11.88% due 01/15/30		710,000	1,194,575
Republic of Venezuela Senior Bonds 8.50% due 10/08/14		500,000	503,250
Republic of Venezuela Bonds 9.00% due 05/07/23		500,000	430,750
Republic of Venezuela Senior Bonds 9.38% due 01/13/34		590,000	511,825

Security Description	Principal Amount(15)		Value (Note 2)

Sovereign (continued)
Republic of Venezuela Senior Notes 11.75% due 10/21/26		$850,000	$858,500
Republic of Venezuela Senior Notes 11.95% due 08/05/31		490,000	498,575
Republic of Venezuela Bonds 12.75% due 08/23/22		800,000	856,000
Russian Federation Senior Notes 7.50% due 03/31/30(4)		1,991,475	2,374,834
Russian Federation Bonds 7.85% due 03/10/18*	RUB	15,000,000	548,755
Russian Federation Bonds 7.85% due 03/10/18		RUB 30,000,000	1,069,521
Russian Federation Notes 12.75% due 06/24/28		1,040,000	1,853,800
State of Qatar Senior Notes 5.75% due 01/20/42*		740,000	801,975
United Mexican States Senior Notes 3.63% due 03/15/22		2,370,000	2,417,400
United Mexican States Senior Notes 6.05% due 01/11/40		590,000	718,325
United Mexican States Bonds 7.25% due 12/15/16	MXN	27,330,000	2,302,244
United Mexican States Senior Notes 7.50% due 04/08/33		740,000	1,043,400

			89,823,664

Sovereign Agency — 0.1%
Financing of Infrastrucural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/18		860,000	705,503

Total Foreign Government Agencies
(cost $86,646,549)			91,040,857

U.S. GOVERNMENT AGENCIES — 16.0%
Federal Home Loan Mtg. Corp. — 4.0%
3.50% due 02/01/42		999,397	1,031,810
4.00% due 09/01/40		345,153	362,680
4.50% due 02/01/20		133,085	142,679
4.50% due 08/01/20		59,016	63,270
4.50% due 03/01/23		312,576	337,356
4.50% due 01/01/39		194,089	206,349
4.50% due 10/01/39		1,678,400	1,784,161
4.50% due 06/01/40		1,115,074	1,202,065
4.50% due 08/01/40		317,629	337,643
4.50% due 09/01/40		3,575,533	3,800,839
5.00% due 09/01/18		173,760	187,480
5.00% due 07/01/20		122,976	132,802
5.00% due 05/01/34		296,441	327,290
5.00% due 02/01/35		32,689	35,305
5.00% due 07/01/35		126,623	136,674
5.00% due 11/01/35		324,885	350,673
5.00% due 03/01/38		250,528	270,179
5.00% due 05/01/38		91,191	98,330

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Principal Amount(15)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 09/01/38	$827,896	$892,704
5.00% due 03/01/39	776,578	844,828
5.00% due 07/01/40	1,510,838	1,628,164
5.50% due 06/01/22	182,797	198,204
5.50% due 07/01/35	118,150	128,604
5.50% due 05/01/37	241,622	262,473
5.50% due 06/01/37	10,339	11,231
5.50% due 10/01/37	1,324,338	1,438,621
5.50% due 12/01/37	169,517	184,146
5.50% due 01/01/38	220,573	239,849
5.50% due 02/01/38	241,718	262,577
5.50% due 07/01/38	645,875	701,409
6.00% due 01/01/30	7,316	8,160
6.00% due 02/01/32	11,122	12,410
6.00% due 05/01/37	9,331	10,272
6.00% due 10/01/37	143,327	157,775
6.00% due 10/01/39	1,394,700	1,533,547
6.50% due 07/01/29	1,956	2,233
6.50% due 12/01/35	440	498
6.50% due 02/01/36	61,277	69,370
6.50% due 11/01/37	166,506	187,040
7.00% due 06/01/29	7,728	9,017
Federal Home Loan Mtg. Corp. REMIC
Series 3980, Class LC
3.50% due 01/15/42(1)	1,518,146	1,522,669
Series 3841, Class PA
5.00% due 12/15/40(1)	892,672	982,448
Series 2626, Class SP FRS
6.40% due 02/15/18(1)(17)	7,076,841	465,461

		22,561,295

Federal National Mtg. Assoc. — 11.5%
3.50% due 02/01/42	1,850,000	1,914,337
4.00% due 06/01/39	781,980	837,172
4.00% due 09/01/40	2,821,485	2,972,574
4.00% due 10/01/40	1,337,740	1,409,375
4.00% due 11/01/40	4,672,473	4,922,679
4.00% due 03/01/41	1,447,976	1,525,514
4.00% due 09/01/41	1,922,936	2,026,509
4.00% due 10/01/41	976,402	1,028,993
4.00% due 11/01/41	1,988,066	2,095,146
4.50% due 06/01/19	105,503	113,346
4.50% due 01/01/39	135,486	144,447
4.50% due 12/01/39	2,524,196	2,756,613
4.50% due 04/01/40	4,175,383	4,510,253
4.50% due 07/01/40	878,553	938,307
4.50% due 08/01/40	757,667	808,014
4.50% due 09/01/40	1,813,381	1,933,882
4.50% due 11/01/40	295,830	315,489
4.50% due 03/01/41	1,941,368	2,070,374
4.50% due 07/01/41	1,841,561	1,963,934
5.00% due 03/15/16	163,000	189,637
5.00% due 01/01/23	238,737	257,473
5.00% due 04/01/23	217,136	234,178
5.00% due 04/01/35	1,575,040	1,702,801
5.00% due 01/01/37	51,438	55,594
5.00% due 03/01/37	78,422	85,788
5.00% due 05/01/37	14,295	15,450
5.00% due 06/01/37	290,861	314,364
5.00% due 07/01/37	365,758	395,313
5.00% due 09/01/39	2,101,917	2,299,347
5.00% due 05/01/40	1,460,135	1,585,977
5.00% due 07/01/40	2,792,985	3,017,794
5.00% due 08/01/40	1,076,647	1,163,308
5.50% due 03/01/18	7,031	7,665
5.50% due 11/01/22	79,492	86,561

Security Description	Principal Amount(15)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.50% due 01/01/29	$10,148	$11,082
5.50% due 05/01/29	10,389	11,402
5.50% due 06/01/34	112,688	123,099
5.50% due 08/01/34	597,781	653,009
5.50% due 03/01/35	994,755	1,086,659
5.50% due 09/01/36	761,395	830,311
5.50% due 11/01/36	21,218	23,139
5.50% due 04/01/37	145,960	159,080
5.50% due 08/01/37	3,701,076	4,036,167
5.50% due 03/01/38	229,705	250,354
6.00% due 02/01/32	35,147	39,218
6.00% due 10/01/34	1,515	1,685
6.00% due 10/01/35	316,780	350,296
6.00% due 07/01/37	68,161	75,075
6.00% due 08/01/37	236,159	260,112
6.00% due 10/01/37	176,469	194,947
6.00% due 11/01/37	909,174	1,001,390
6.00% due 11/01/38	1,974,445	2,174,711
6.00% due 12/01/38	2,550,275	2,808,946
6.50% due 12/01/31	21,651	24,703
6.50% due 02/01/35	68,486	77,883
6.50% due 07/01/36	98,059	111,023
6.50% due 11/01/37	249,478	281,526
6.50% due 10/01/38	1,320,549	1,490,104
8.50% due 08/01/31	2,330	2,464
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(1)	943,314	1,033,069
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/40(1)(18)	1,463,829	1,344,033

		64,153,695

Government National Mtg. Assoc. — 0.5%
5.50% due 08/15/39	1,288,704	1,435,987
6.00% due 08/15/39	1,245,394	1,403,940

		2,839,927

Total U.S. Government Agencies
(cost $87,199,466)		89,554,917

U.S. GOVERNMENT TREASURIES — 4.0%
United States Treasury Bonds — 0.9%
0.75% due 02/15/42 TIPS(13)	49,941	50,256
2.13% due 02/15/40 TIPS(13)	527,316	726,337
2.13% due 02/15/41 TIPS(13)	154,590	213,684
3.13% due 11/15/41	517,000	521,281
3.75% due 08/15/41	1,775,000	2,014,071
4.38% due 02/15/38	204,000	255,829
4.38% due 11/15/39	190,000	238,777
4.50% due 05/15/38	203,000	259,555
4.50% due 08/15/39	112,000	143,465
4.63% due 02/15/40	161,000	210,331
8.13% due 08/15/19	117,000	172,877

		4,806,463

United States Treasury Notes — 3.1%
1.00% due 10/31/16	456,000	460,132
1.75% due 05/31/16	4,025,000	4,200,152
2.00% due 02/15/22	2,000,000	2,003,438
2.38% due 10/31/14	43,000	45,231
2.63% due 02/29/16	1,029,000	1,109,311
2.75% due 02/28/13	105,000	107,666
2.75% due 05/31/17	610,000	666,520
2.75% due 02/15/19	343,000	374,513
3.13% due 05/15/21	5,572,000	6,186,659
3.25% due 05/31/16	350,000	387,078
3.38% due 07/31/13	449,000	468,766

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
United States Treasury Notes (continued)
3.50% due 02/15/18	$234,000	$266,120
3.63% due 08/15/19	52,000	59,930
3.88% due 05/15/18	57,000	66,280
4.50% due 11/15/15	536,000	612,925
4.63% due 11/15/16	130,000	152,821

		17,167,542

Total U.S. Government Treasuries
(cost $20,883,143)		21,974,005

MUNICIPAL BONDS & NOTES — 0.2%
Port Authority of New York and New Jersey Revenue Bonds 4.93% due 10/01/51	438,000	471,139
State of Illinois Revenue Bonds 4.80% due 06/01/11	488,000	517,353

Total Municipal Bonds & Notes
(cost $921,109)		988,492

COMMON STOCK — 0.0%
Banks - Commercial — 0.0%
Lloyds Banking Group PLC†	219,033	121,734

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(7)(8)(14)	5,372	0

Total Common Stock
(cost $134,181)		121,734

PREFERRED STOCK — 0.9%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	5,396	293,745

Banks - Super Regional — 0.1%
US Bancorp FRS 3.50%	433	338,606
Wachovia Capital Trust IX 6.38%	4,350	110,272

		448,878

Diversified Banking Institutions — 0.6%
Ally Financial, Inc. 7.00%*	1,980	1,718,021
Goldman Sachs Group, Inc. 6.13%	39,600	1,009,404
Goldman Sachs Group, Inc. 6.50%	14,768	385,002
HSBC Holdings PLC 8.00%	7,200	194,616

		3,307,043

Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(4)	6,436	167,658

Electric - Integrated — 0.0%
Southern California Edison Co. FRS 4.90%	1,920	190,656

Finance - Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%	13,680	354,859

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 8.38%	5,100	7,548

Security Description	Shares/ Principal Amount(15)	Value (Note 2)

Special Purpose Entity — 0.0%
Structured Repackaged Asset - Backed Trust Securities FRS 3.00%	9,200	$200,652

Total Preferred Stock
(cost $4,856,409)		4,971,039

WARRANTS — 0.0%
Oil - Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/21†	1,430	92,950

Publishing - Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(7)(8)	3,043	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)†(7)(8)	157	39,250
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00†)(7)(8)	157	23,550

		62,800

Total Warrants
(cost $27,226)		155,750

Total Long-Term Investment Securities
(cost $531,748,969)		546,430,227

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Time Deposits — 3.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/12
(cost $18,016,000)	$18,016,000	18,016,000

TOTAL INVESTMENTS
(cost $549,764,969)(16)	101.0%	564,446,227
Liabilities in excess of other assets	(1.0)	(5,398,459)

NET ASSETS —	100.0%	$559,047,768

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2012, the aggregate value of these securities was $104,630,293 representing 18.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Income may be received in cash or additional bonds/shares at the discretion of the issuer.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Security in default
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Illiquid security. At February 29, 2012, the aggregate value of these securities was $67,286 representing 0.0% of net assets.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(9)	Company has filed for Chapter 7 bankruptcy.
(10)	Security in default of principal and interest at maturity.
(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	Company has filed bankruptcy in country of issuance.
(13)	Principal amount of security is adjusted for inflation.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2012, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	$0	$0	$0.00	0.00%

(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 5 for cost of investments on a tax basis.
(17)	Interest Only
(18)	Principal Only

FDIC—Federal Deposit Insurance Corp.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2012 and unless noted otherwise the dates are the original maturity dates.

Currency Legend

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

COP—Columbian Peso

EUR—Euro Dollar

JPY—Japanese Yen

MXN—Mexican Peso

NOK—Norwegian Krone

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

The following is a summary of the inputs used to value the Fund's net assets as of February 29, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$19,521,895	$—	$19,521,895
U.S. Corporate Bonds & Notes	—	250,013,203	883,272	250,896,475
Foreign Corporate Bonds & Notes	—	67,205,063	0	67,205,063
Foreign Government Agencies	—	91,040,857	—	91,040,857
U.S. Government Agencies	—	89,554,917	—	89,554,917
U.S. Government Treasuries	—	21,974,005	—	21,974,005
Municipal Bonds & Notes	—	988,492	—	988,492
Common Stock	121,734	—	0	121,734
Preferred Stock	2,959,273	2,011,766	—	4,971,039
Warrants	—	92,950	62,800	155,750
Short-Term Investment Securities:
Time Deposits	—	18,016,000	—	18,016,000

Total	$3,081,007	$560,540,882	$946,072	$564,446,227

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 08/31/2011	$1,528,628	$0	$461	$51,025
Accrued discounts	25,851	—	—	—
Accrued premiums	(6,228)	—	—	—
Realized gain	22,491	—	—	—
Realized loss	—	—	(12,071)	—
Change in unrealized appreciation(1)	29,798	—	12,167	19,625
Change in unrealized depreciation(1)	(49,845)	—	(134)	(7,850)
Net purchases	—	—	—	—
Net sales	(112,456)	—	(423)	—
Transfers into Level 3(2)	272,047	0	—	—
Transfers out of Level 3(2)	(827,014)	—	—	—

Balance as of 02/29/2012	$883,272	$0	$0	$62,800

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2012 (Unaudited) — (continued)

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at February 29, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$(17,477)	$0	$(134)	$11,775

(2)	The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2012 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND	INTERNATIONAL SMALL CAP EQUITY FUND
ASSETS:
Investments at value (unaffiliated)*	$–	$49,622,396	$–	$544,631,470	$285,831,051	$557,251,369
Investments at value (affiliated)*	253,844,400	–	150,462,815	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	8,144,000	5,239,000

Total Investments	253,844,400	49,622,396	150,462,815	544,631,470	293,975,051	562,490,369

Cash	50,110	26	37,384	11,926	4,058	52,380
Foreign cash*	–	–	–	–	–	2,135,999
Receivable for:
Trust shares sold	455,379	16,856	258,088	783,131	30,654	2,132
Dividends and interest	–	56,654	–	3,704,145	5,217,013	640,968
Investments sold	–	55,356	–	5,951,224	3,348,741	2,508,652
Prepaid expenses and other assets	2,971	3,776	2,129	8,853	7,752	16,735
Due from investment adviser for expense reimbursements/fee waivers	22,574	14,288	16,565	56,637	20,421	245,292

TOTAL ASSETS	254,375,434	49,769,352	150,776,981	555,147,386	302,603,690	568,092,527

LIABILITIES:
Payable for:
Trust shares reacquired	77,296	13,205	109,777	33,150	36,890	1,112,259
Investments purchased	378,070	64,675	148,303	13,781,953	8,023,667	1,565,270
Investment advisory and management fees	19,350	21,297	11,706	193,918	143,191	365,255
Shareholder services	–	9,680	–	103,866	57,187	111,666
Administrative service fees	–	2,710	–	29,082	16,012	31,266
Transfer agent fees and expenses	26	39	26	39	39	35
Trustees’ fees and expenses	4,743	3,298	3,224	10,702	8,007	17,776
Other accrued expenses	53,583	38,828	48,249	99,394	138,453	199,936
Accrued foreign tax on capital gains	–	–	–	–	–	103,476
Line of credit	–	–	–	–	–	419,930
Variation margin on futures contracts	–	–	–	–	–	–

TOTAL LIABILITIES	533,068	153,732	321,285	14,252,104	8,423,446	3,926,869

NET ASSETS	$253,842,366	$49,615,620	$150,455,696	$540,895,282	$294,180,244	$564,165,658

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$278,162	$46,807	$128,620	$492,563	$401,475	$455,137
Additional paid in capital	243,150,337	58,080,152	136,203,351	515,097,633	314,195,725	712,049,393
Accumulated undistributed net investment income (loss)	4,129,926	141,794	4,004,045	7,472,624	7,582,926	685,075
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(17,638,997)	(15,236,836)	164,079	2,286,413	(37,249,610)	(185,697,230)
Unrealized appreciation (depreciation) on investments	23,922,938	6,583,703	9,955,601	15,546,049	9,249,728	36,751,745
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	25,014
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(103,476)

NET ASSETS	$253,842,366	$49,615,620	$150,455,696	$540,895,282	$294,180,244	$564,165,658

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	27,816,233	4,680,724	12,861,978	49,256,275	40,147,478	45,513,671
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.13	$10.60	$11.70	$10.98	$7.33	$12.40

* Cost
Investments (unaffiliated)	$–	$43,038,693	$–	$529,085,421	$276,581,323	$520,499,624

Investments (affiliated)	$229,921,462	$–	$140,507,214	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$2,127,538

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2012 (Unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
ASSETS:
Investments at value (unaffiliated)*	$154,294,529	$152,690,333	$689,786,987	$–	$160,026,497
Investments at value (affiliated)*	–	–	–	364,483,030	–
Repurchase agreements (cost approximates value)	–	1,966,000	18,516,000	–	39,299,000

Total Investments	154,294,529	154,656,333	708,302,987	364,483,030	199,325,497

Cash	2,297,084	954	434	59,982	261
Foreign cash*	–	5,346	–	–	–
Receivable for:
Trust shares sold	69	1,395	3,499	364,693	611,960
Dividends and interest	347,840	111,641	670,329	–	98,719
Investments sold	3,809,692	3,007,120	3,179,880	–	–
Prepaid expenses and other assets	9,874	16,814	23,875	4,723	9,361
Due from investment adviser for expense reimbursements/fee waivers	24,665	37,495	68,557	27,901	76,977

TOTAL ASSETS	160,783,753	157,837,098	712,249,561	364,940,329	200,122,775

LIABILITIES:
Payable for:
Trust shares reacquired	361,272	339,627	524,282	66,216	61,951
Investments purchased	4,092,729	2,238,902	6,015,300	298,458	–
Investment advisory and management fees	63,014	93,499	394,008	28,078	39,539
Shareholder services	31,507	31,270	139,693	–	39,540
Administrative service fees	8,822	8,756	39,114	–	11,071
Transfer agent fees and expenses	35	35	91	26	17
Trustees’ fees and expenses	7,314	5,552	21,079	7,308	9,239
Other accrued expenses	64,418	52,003	128,230	64,302	55,779
Accrued foreign tax on capital gains	–	–	–	–	–
Line of credit	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–

TOTAL LIABILITIES	4,629,111	2,769,644	7,261,797	464,388	217,136

NET ASSETS	$156,154,642	$155,067,454	$704,987,764	$364,475,941	$199,905,639

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$136,397	$179,536	$406,927	$283,337	$2,001,749
Additional paid in capital	243,918,087	138,990,551	675,537,161	328,633,633	198,202,351
Accumulated undistributed net investment income (loss)	1,060,193	126,126	(294,336)	7,274,774	(5,309)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(104,126,706)	(4,524,979)	(27,381,748)	(1,102,094)	(293,152)
Unrealized appreciation (depreciation) on investments	15,166,671	20,296,312	56,719,737	29,386,291	–
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(92)	23	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$156,154,642	$155,067,454	$704,987,764	$364,475,941	$199,905,639

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,639,736	17,953,574	40,692,729	28,333,671	200,174,878
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.45	$8.64	$17.32	$12.86	$1.00

* Cost
Investments (unaffiliated)	$139,127,858	$132,394,021	$633,067,250	$–	$160,026,497

Investments (affiliated)	$–	$–	$–	$335,096,739	$–

Foreign cash	$–	$5,412	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2012 (Unaudited) — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$82,824,195	$399,820,273	$624,506,603	$564,446,227
Investments at value (affiliated)*	–	–	–	–
Repurchase agreements (cost approximates value)	–	14,471,000	20,470,000	–

Total Investments	82,824,195	414,291,273	644,976,603	564,446,227

Cash	586	1,067	945	15,427
Foreign cash*	–	–	–	2,191,532
Receivable for:
Trust shares sold	6,545	77,104	4,210	252,975
Dividends and interest	3,184	283,955	1,256,048	7,126,242
Investments sold	521,726	4,136,050	–	5,735,517
Prepaid expenses and other assets	4,985	11,975	18,970	11,010
Due from investment adviser for expense reimbursements/fee waivers	14,619	43,472	39,872	30,390

TOTAL ASSETS	83,375,840	418,844,896	646,296,648	579,809,320

LIABILITIES:
Payable for:
Trust shares reacquired	64,792	310,909	1,748,725	46,055
Investments purchased	298,210	3,709,198	–	20,219,298
Investment advisory and management fees	55,996	222,350	130,059	231,831
Shareholder services	16,469	83,995	130,059	108,986
Administrative service fees	4,611	23,519	36,416	30,516
Transfer agent fees and expenses	39	35	35	61
Trustees’ fees and expenses	3,095	11,488	20,626	13,654
Other accrued expenses	45,934	104,335	117,600	111,151
Accrued foreign tax on capital gains	–	–	–	–
Line of credit	–	–	–	–
Variation margin on futures contracts	–	66,729	119,687	–

TOTAL LIABILITIES	489,146	4,532,558	2,303,207	20,761,552

NET ASSETS	$82,886,694	$414,312,338	$643,993,441	$559,047,768

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$60,871	$319,827	$530,774	$497,470
Additional paid in capital	72,826,187	374,735,504	724,033,440	539,501,203
Accumulated undistributed net investment income (loss)	(259,325)	1,113,193	4,836,283	12,114,817
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	1,726,196	(3,716,690)	(176,245,769)	(7,793,638)
Unrealized appreciation (depreciation) on investments	8,532,765	41,910,059	90,723,117	14,681,258
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	(49,555)	115,596	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	46,658
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

NET ASSETS	$82,886,694	$414,312,338	$643,993,441	$559,047,768

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	6,087,082	31,982,707	53,077,424	49,746,969
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.62	$12.95	$12.13	$11.24

* Cost
Investments (unaffiliated)	$74,291,430	$357,910,214	$533,783,486	$549,764,969

Investments (affiliated)	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$2,156,449

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2012 (Unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$333,115	$–	$179,137	$199,000
Dividends (affiliated)	4,236,041	–	4,071,204	–	–
Interest (unaffiliated)	12	37	13	9,110,722	9,327,877

Total investment income*	4,236,053	333,152	4,071,217	9,289,859	9,526,877

EXPENSES:
Investment advisory and management fees	103,944	122,418	65,547	1,107,089	844,996
Adminstrative service fee	–	15,580	–	164,653	94,232
Shareholder services fee	–	55,644	–	588,047	336,542
Transfer agent fees and expenses	457	685	457	685	685
Custodian and accounting fees	11,617	13,901	11,613	53,572	25,527
Reports to shareholders	24,298	6,341	15,172	55,946	28,702
Audit and tax fees	12,933	14,421	12,933	16,032	16,039
Legal fees	12,054	9,148	9,908	19,507	12,430
Trustees’ fees and expenses	13,158	69	8,399	30,389	17,505
Interest expense	–	–	–	76	–
Other expenses	5,241	6,156	3,962	6,077	6,953

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	183,702	244,363	127,991	2,042,073	1,383,611

Fees waived and expenses reimbursed by investment advisor (Note 3)	(79,758)	(55,171)	(62,444)	(230,887)	(91,290)
Fees paid indirectly (Note 7)	–	–	–	–	–

Net expenses	103,944	189,192	65,547	1,811,186	1,292,321

Net investment income (loss)	4,132,109	143,960	4,005,670	7,478,673	8,234,556

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	–	1,902,534	–	2,468,205	11,922
Net realized gain (loss) on investments (affiliated)	2,754,720	–	526,501	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	4,028,090	–	1,165,195	–	–
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	6,782,810	1,902,534	1,691,696	2,468,205	11,922

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	3,972,214	–	9,600,667	14,301,981
Change in unrealized appreciation (depreciation) on investments (affiliated)	11,437,049	–	4,546,852	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	11,437,049	3,972,214	4,546,852	9,600,667	14,301,981

Net realized and unrealized gain (loss) on investments and foreign currencies	18,219,859	5,874,748	6,238,548	12,068,872	14,313,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,351,968	$6,018,708	$10,244,218	$19,547,545	$22,548,459

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$779	$3,749

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2012 (Unaudited) — (continued)

	INTERNATIONAL SMALL CAP EQUITY	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,079,909	$1,663,891	$760,738	$4,328,526	$–	$–
Dividends (affiliated)	–	–	–	–	7,431,386	–
Interest (unaffiliated)	3,770	516	167	20,420	18	168,660

Total investment income*	5,083,679	1,664,407	760,905	4,348,946	7,431,404	168,660

EXPENSES:
Investment advisory and management fees	2,202,019	378,505	573,993	2,225,782	153,098	251,462
Adminstrative service fee	188,326	52,991	53,670	219,864	–	70,409
Shareholder services fee	672,591	189,252	191,678	785,227	–	251,462
Transfer agent fees and expenses	609	609	609	1,837	457	305
Custodian and accounting fees	279,452	32,306	21,068	91,006	11,621	16,755
Reports to shareholders	110,611	14,842	13,902	94,145	34,773	21,413
Audit and tax fees	21,253	14,522	14,508	14,629	12,933	16,018
Legal fees	32,333	10,506	10,578	25,882	14,936	12,008
Trustees’ fees and expenses	34,876	9,833	9,999	40,237	19,498	13,342
Interest expense	1,216	475	33	–	–	–
Other expenses	23,074	8,629	8,475	20,271	5,818	7,412

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	3,566,360	712,470	898,513	3,518,880	253,134	660,586

Fees waived and expenses reimbursed by investment advisor (Note 3)	(875,993)	(99,292)	(246,808)	(220,927)	(100,036)	(502,020)
Fees paid indirectly (Note 7)	–	(13,407)	(25,316)	(26,043)	–	–

Net expenses	2,690,367	599,771	626,389	3,271,910	153,098	158,566

Net investment income (loss)	2,393,312	1,064,636	134,516	1,077,036	7,278,306	10,094

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	(18,062,736)	2,765,509	(1,575,442)	7,418,935	–	949
Net realized gain (loss) on investments (affiliated)	–	–	–	–	4,979,925	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	4,779,133	–
Net realized gain (loss) on futures contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,179,863)	–	112	1,966	–	–

Net realized gain (loss) on investments and foreign currencies	(19,242,599)	2,765,509	(1,575,330)	7,420,901	9,759,058	949

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	23,747,900	12,894,085	14,532,445	78,938,826	–	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	11,893,128	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	11,954	–	(334)	837	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	133,119	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	23,892,973	12,894,085	14,532,111	78,939,663	11,893,128	–

Net realized and unrealized gain (loss) on investments and foreign currencies	4,650,374	15,659,594	12,956,781	86,360,564	21,652,186	949

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,043,686	$16,724,230	$13,091,297	$87,437,600	$28,930,492	$11,043

* Net of foreign withholding taxes on interest and dividends of	$199,954	$6,280	$405	$28,865	$–	$–

** Net of foreign withholding taxes on capital gains of	$136,167	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2012 (Unaudited) — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$191,004	$3,247,862	$6,657,672	$163,785
Dividends (affiliated)	–	–	–	–
Interest (unaffiliated)	53	2,400	1,053	14,359,861

Total investment income*	191,057	3,250,262	6,658,725	14,523,646

EXPENSES:
Investment advisory and management fees	331,162	1,296,917	809,026	1,382,147
Adminstrative service fee	27,272	136,990	226,527	180,234
Shareholder services fee	97,401	489,251	809,026	643,695
Transfer agent fees and expenses	685	609	609	1,066
Custodian and accounting fees	22,337	79,109	46,328	72,484
Reports to shareholders	6,911	34,282	60,010	56,949
Audit and tax fees	14,434	14,595	14,454	16,032
Legal fees	8,346	17,570	25,054	20,709
Trustees’ fees and expenses	5,001	25,207	42,277	33,616
Interest expense	119	–	1,514	–
Other expenses	7,470	22,886	9,268	9,062

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	521,138	2,117,416	2,044,093	2,415,994

Fees waived and expenses reimbursed by investment advisor (Note 3)	(69,198)	(258,261)	(231,876)	(124,443)
Fees paid indirectly (Note 7)	(5,850)	(18,044)	–	–

Net expenses	446,090	1,841,111	1,812,217	2,291,551

Net investment income (loss)	(255,033)	1,409,151	4,846,508	12,232,095

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	2,417,274	2,417,943	13,789,326	(795,082)
Net realized gain (loss) on investments (affiliated)	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–
Net realized gain (loss) on futures contracts	–	312,864	2,609,505	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(69,584)

Net realized gain (loss) on investments and foreign currencies	2,417,274	2,730,807	16,398,831	(864,666)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	8,611,567	30,555,971	57,842,413	14,496,653
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	87,015	(397,313)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	18,991
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	8,611,567	30,642,986	57,445,100	14,515,644

Net realized and unrealized gain (loss) on investments and foreign currencies	11,028,841	33,373,793	73,843,931	13,650,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,773,808	$34,782,944	$78,690,439	$25,883,073

* Net of foreign withholding taxes on interest and dividends of	$–	$512	$–	$(10,451)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,132,109	$3,661,474	$143,960	$221,918	$4,005,670	$3,206,503	$7,478,673	$12,245,351
Net realized gain (loss) on investments and foreign currencies	6,782,810	14,373,797	1,902,534	4,906,612	1,691,696	8,772,648	2,468,205	6,454,842
Net unrealized gain (loss) on investments and foreign currencies	11,437,049	1,128,845	3,972,214	1,920,917	4,546,852	(1,891,822)	9,600,667	(2,603,156)

Net increase (decrease) in net assets resulting from operations	22,351,968	19,164,116	6,018,708	7,049,447	10,244,218	10,087,329	19,547,545	16,097,037

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,690,313)	(3,191,507)	(222,718)	(170,287)	(3,219,194)	(2,696,341)	(13,012,553)	(8,197,945)
Net realized gain on securities	–	–	–	–	(929,328)	–	(2,108,930)	–

Total distributions to shareholders	(3,690,313)	(3,191,507)	(222,718)	(170,287)	(4,148,522)	(2,696,341)	(15,121,483)	(8,197,945)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	49,969,525	46,583,156	21,445	(3,682,347)	24,649,799	29,810,825	103,300,858	181,691,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	68,631,180	62,555,765	5,817,435	3,196,813	30,745,495	37,201,813	107,726,920	189,590,847
NET ASSETS:
Beginning of period	185,211,186	122,655,421	43,798,185	40,601,372	119,710,201	82,508,388	433,168,362	243,577,515

End of period†	$253,842,366	$185,211,186	$49,615,620	$43,798,185	$150,455,696	$119,710,201	$540,895,282	$433,168,362

† Includes accumulated undistributed net investment income (loss) of	$4,129,926	$3,688,130	$141,794	$220,552	$4,004,045	$3,217,569	$7,472,624	$13,006,504

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL SMALL CAP EQUITY FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,234,556	$20,406,190	$2,393,312	$7,437,712	$1,064,636	$1,640,200	$134,516	$(520,742)
Net realized gain (loss) on investments and foreign currencies	11,922	6,916,722	(19,242,599)	59,733,399	2,765,509	13,300,777	(1,575,330)	43,421,213
Net unrealized gain (loss) on investments and foreign currencies	14,301,981	(8,543,765)	23,892,973	(1,009,506)	12,894,085	5,677,786	14,532,111	(1,398,644)

Net increase (decrease) in net assets resulting from operations	22,548,459	18,779,147	7,043,686	66,161,605	16,724,230	20,618,763	13,091,297	41,501,827

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,920,886)	(20,097,831)	(9,949,170)	(6,066,669)	(1,632,027)	(2,048,446)	–	–
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(19,920,886)	(20,097,831)	(9,949,170)	(6,066,669)	(1,632,027)	(2,048,446)	–	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	29,172,781	2,648,456	(18,285,486)	(16,064,285)	(10,297,994)	(12,988,005)	(19,294,687)	(43,594,752)

TOTAL INCREASE (DECREASE) IN NET ASSETS	31,800,354	1,329,772	(21,190,970)	44,030,651	4,794,209	5,582,312	(6,203,390)	(2,092,925)
NET ASSETS:
Beginning of period	262,379,890	261,050,118	585,356,628	541,325,977	151,360,433	145,778,121	161,270,844	163,363,769

End of period†	$294,180,244	$262,379,890	$564,165,658	$585,356,628	$156,154,642	$151,360,433	$155,067,454	$161,270,844

† Includes accumulated undistributed net investment income (loss) of	$7,582,926	$19,269,256	$685,075	$8,240,933	$1,060,193	$1,627,584	$126,126	$(8,390)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,077,036	$1,453,345	$7,278,306	$6,180,491	$10,094	$19,775	$(255,033)	$(602,823)
Net realized gain (loss) on investments and foreign currencies	7,420,901	90,959,498	9,759,058	23,407,331	949	73,995	2,417,274	12,722,693
Net unrealized gain (loss) on investments and foreign currencies	78,939,663	(39,750,559)	11,893,128	(2,784,333)	–	–	8,611,567	(470,754)

Net increase (decrease) in net assets resulting from operations	87,437,600	52,662,284	28,930,492	26,803,489	11,043	93,770	10,773,808	11,649,116

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,159,891)	(3,681,651)	(6,217,964)	(5,796,656)	(10,094)	(19,775)	–	–
Net realized gain on securities	–	–	–	–	–	–	(5,832,710)	–

Total distributions to shareholders	(3,159,891)	(3,681,651)	(6,217,964)	(5,796,656)	(10,094)	(19,775)	(5,832,710)	–

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	4,744,611	116,406,722	61,327,476	66,588,547	(14,502,249)	525,976	(893,638)	19,433,421

TOTAL INCREASE (DECREASE) IN NET ASSETS	89,022,320	165,387,355	84,040,004	87,595,380	(14,501,300)	599,971	4,047,460	31,082,537
NET ASSETS:
Beginning of period	615,965,444	450,578,089	280,435,937	192,840,557	214,406,939	213,806,968	78,839,234	47,756,697

End of period†	$704,987,764	$615,965,444	$364,475,941	$280,435,937	$199,905,639	$214,406,939	$82,886,694	$78,839,234

† Includes accumulated undistributed net investment income (loss) of	$(294,336)	$1,788,519	$7,274,774	$6,214,432	$(5,309)	$(5,309)	$(259,325)	$(4,292)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,409,151	$1,510,762	$4,846,508	$9,017,543	$12,232,095	$25,842,891
Net realized gain (loss) on investments and foreign currencies	2,730,807	50,099,940	16,398,831	85,937,640	(864,666)	19,846,092
Net unrealized gain (loss) on investments and foreign currencies	30,642,986	28,896,595	57,445,100	29,744,992	14,515,644	(16,164,241)

Net increase (decrease) in net assets resulting from operations	34,782,944	80,507,297	78,690,439	124,700,175	25,883,073	29,524,742

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,802,695)	(4,667,231)	(9,018,906)	(8,195,892)	(27,774,842)	(24,935,131)
Net realized gain on securities	(12,532,776)	–	–	–	–	–

Total distributions to shareholders	(16,335,471)	(4,667,231)	(9,018,906)	(8,195,892)	(27,774,842)	(24,935,131)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(8,883,506)	(18,508,468)	(82,072,703)	(132,675,402)	60,147,510	33,583,418

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,563,967	57,331,598	(12,401,170)	(16,171,119)	58,255,741	38,173,029
NET ASSETS:
Beginning of period	404,748,371	347,416,773	656,394,611	672,565,730	500,792,027	462,618,998

End of period†	$414,312,338	$404,748,371	$643,993,441	$656,394,611	$559,047,768	$500,792,027

† Includes accumulated undistributed net investment income (loss) of	$1,113,193	$3,506,737	$4,836,283	$9,008,681	$12,114,817	$27,657,564

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Small Cap Equity Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in the VALIC Company I (“VC I”) and VC II Mutual Funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board” or the “Trustees”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of February 29, 2012 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables present the value of derivatives held as of February 29, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ending February 29, 2012:

	Small Cap Value Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$66,729

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$312,864	$87,015

(1)	The Fund’s derivative contracts held during the six months ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $3,597,337.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(49,555) as reported in the Portfolio of Investments.

	Socially Responsible Fund
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$119,687

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$2,609,505	$(397,313)

(1)	The Fund’s derivative contracts held during the six months ended February 29, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $20,966,599.
(3)	The variation margin on futures is included in the cumulative unrealized appreciation (depreciation) of $115,596 as reported in the Portfolio of Investments.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Forward Foreign Currency Contracts. Certain Funds may enter into Forward Contracts for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. As of February 29, 2012, none of the Funds had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended February 29, 2012, the Small Cap Value Fund and Socially Responsible Fund used futures contracts to increase or decrease exposure to equity markets. As of February 29, 2012, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures contracts are generally exchange-traded.

C. Structured Securities

Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of February 29, 2012, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

D. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

As of February 29, 2012, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	2.97%	$11,145,000
Socially Responsible	5.45	20,470,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated February 29, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $375,537,000, a repurchase price of $375,537,104, and maturity date of March 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	12/31/16	$126,010,000	$126,639,958
U.S. Treasury Notes	1.88	10/31/17	100,000,000	106,012,200
U.S. Treasury Notes	2.63	4/30/18	131,230,000	144,206,558
U.S. Treasury Notes	3.13	05/15/21	5,464,000	6,192,663

As of February 29, 2012, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II	15.72%	$39,299,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated February 29, 2012, bearing interest at a rate of 0.16% per annum, with a principal amount of $250,000,000, a repurchase price of $250,001,111 and maturity date of March 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.63%	01/15/15	$35,000,000	$45,456,250
U.S. Treasury Inflation Index Notes	1.63	01/15/18	16,919,000	21,233,345
U.S. Treasury Inflation Index Notes	2.00	04/15/12	50,000,000	56,437,500
U.S. Treasury Inflation Index Notes	2.00	01/15/14	50,000,000	65,812,500
U.S. Treasury Inflation Index Notes	2.50	07/15/16	50,000,000	66,062,500

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

F. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed after the ex-dividend date. Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund. Paydown gains and losses on mortgage and asset-based securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Distributions received from REIT investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for returns ending before 2008.

G. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Fund’s policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. For the period ending February 29, 2012, none of the Funds entered into TBA Rolls.

Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs.

H. New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on asset over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Small Cap Equity Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.25%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on the assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond	0.60% on the first $200 million
0.50% on the first $300 million
0.45% on the first $500 million

VALIC entered into sub-advisory agreements with the following:

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Mid Cap Growth Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the International Small Cap Equity Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)—subadviser for a portion of the Small Cap Value Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate, and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. (“Robeco”)(1)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Money Market II Fund, Socially Responsible Fund, and a portion of the Small Cap Value Fund.

The Boston Co. Asset Management, LLC (“The Boston Co.”)(2) —subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Tocqueville Asset Management, LP (“Tocqueville”)—subadviser for a portion of the Mid Cap Value Fund.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

UBS Global Asset Management (Americas) Inc. (“UBS Global”)(3)—subadviser for a portion of the International Small Cap Equity Fund.

Wellington Management Co. LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

(1)	Effective December 5, 2011, Robeco replaced Nuveen Asset Management, LLC as subadviser for a portion of the Mid Cap Value Fund.
(2)	Effective December 5, 2011, The Boston Co. replaced Bridgeway Capital Management, Inc. as the subadviser of the Capital Appreciation Fund.
(3)	Effective December 5, 2011, UBS Global replaced PineBridge as subadviser for a portion of the International Small Cap Equity Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through December 31, 2012. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund.	0.85%
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.77%
High Yield Bond Fund	0.96%
International Small Cap Equity Fund..	1.00%
Large Cap Value Fund.	0.81%
Mid Cap Growth Fund	0.85%
Mid Cap Value Fund.	1.05%
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund	0.55%
Small Cap Growth Fund	1.16%
Small Cap Value Fund	0.95%
Socially Responsible Fund	0.56%
Strategic Bond Fund	0.89%

For the six months ended February 29, 2012, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle Fund	$79,758
Capital Appreciation Fund	55,171
Conservative Growth Lifestyle Fund	62,444
Core Bond Fund	230,887
High Yield Bond Fund	91,290
International Small Cap Equity Fund	875,993
Large Cap Value Fund	99,292
Mid Cap Growth Fund	246,808
Mid Cap Value Fund	220,927
Moderate Growth Lifestyle Fund	100,036
Money Market II Fund	107,371
Small Cap Growth Fund	69,198
Small Cap Value Fund	258,261
Socially Responsible Fund	231,876
Strategic Bond Fund	124,443

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the six months ended February 29, 2012, VALIC voluntarily waived fees and/or reimbursed expenses of $394,649 for the Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended February 29, 2012, VC II accrued $1,430,748 for accounting and administrative services.

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. VALIC receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the six months ended February 29, 2012, VC II accrued $10,364 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 29, 2012, VC II accrued $5,109,816 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 29, 2012, VC II has deferred $7,682 of trustee compensation.

On January 23, 2001, the Board approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VC I are responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee’s years of service. In the event of a Trustee’s death prior to complete distribution of benefits, the Trustee’s beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payment of the remaining benefits.

Effective December 31, 2008, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. On May 24, 2010, VC II made lump sum payments to the Directors in accordance with the terms of the Retirement Plan.

The following amounts for the retirement plan liability are included in the Trustees’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees’ fees and expenses on the Statement of Operations:

	Retirement Plan Liability as of February 29, 2012	Retirement Plan Expense	Retirement Plan Payments
Fund		For the six months ended February 29, 2012
Aggressive Growth Lifesyle	$—	$—	$—
Capital Appreciation	—	—	17
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	72
High Yield Bond	—	—	88
International Small Cap Equity	—	—	224
Large Cap Value	—	—	60
Mid Cap Growth	—	—	69
Mid Cap Value	—	—	200
Moderate Growth Lifestyle	—	—	—
Money Market II	—	—	86
Small Cap Growth	—	—	18
Small Cap Value	—	—	147
Socially Responsible	—	—	274
Strategic Bond	—	—	158

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

At February 29, 2012, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle Fund..	100.00%
Capital Appreciation Fund	100.00
Conservative Growth Lifestyle Fund	100.00
Core Bond Fund	100.00
High Yield Bond Fund	99.93
International Small Cap Equity Fund	100.00
Large Cap Value Fund	100.00
Mid Cap Growth Fund	100.00
Mid Cap Value Fund	99.47
Moderate Growth Lifestyle Fund	100.00
Money Market II Fund	100.00
Small Cap Growth Fund	100.00
Small Cap Value Fund	100.00
Socially Responsible Fund	100.00
Strategic Bond Fund	99.89

As disclosed in the portfolio of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 29, 2012, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$4,236,041	$4,028,090
Conservative Growth Lifestyle	Various VC I and VC II Funds*	4,071,204	1,165,195
Moderate Growth Lifestyle	Various VC I and VC II Funds*	7,431,386	4,779,133

Fund	Security	Market Value at 08/31/11	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 02/29/12
Aggressive Growth Lifestyle	Various VC I and VC II Funds*	$184,979,766	$109,921,761†	$55,248,896	$2,754,720	$11,437,049	$253,844,400
Conservative Growth Lifestyle	Various VC I and VC II Funds*	119,540,178	46,708,317†	20,859,033	526,501	4,546,852	150,462,815
Moderate Growth Lifestyle	Various VC I and VC II Funds*	280,185,526	127,584,147†	60,159,696	4,979,925	11,893,128	364,483,030

*	See Schedule of Investments for details.
†	Includes reinvestment of distributions paid.

As of the date of this report, the United States Department of the Treasury (“Department of the Treasury”) owned a majority of outstanding shares of common stock of AIG, the ultimate parent of VALIC. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the six months ended February 29, 2012 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$101,657,629	$55,248,896	$—	$—
Capital Appreciation	40,977,457	41,731,185	—	—
Conservative Growth Lifestyle	41,471,918	20,859,033	—	—
Core Bond	349,350,496	328,033,162	117,325,465	71,352,156
High Yield Bond	63,969,148	31,112,071	—	—
International Small Cap Equity	504,165,514	521,453,301	—	—
Large Cap Value	47,863,809	56,935,507	—	—
Mid Cap Growth	87,311,049	103,647,552	—	—
Mid Cap Value	291,223,421	294,390,384	—	—
Moderate Growth Lifestyle	115,373,628	60,159,696	—	—
Small Cap Growth	21,571,555	27,860,853	—	—
Small Cap Value	179,124,457	211,039,677	—	—
Socially Responsible	179,857,152	252,452,770	—	—
Strategic Bond	387,725,093	338,372,365	75,055,191	60,468,846

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 29, 2012:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$251,589,603	$24,026,336	$(21,771,539)	$2,254,797
Capital Appreciation	43,054,348	6,945,013	(376,965)	6,568,048
Conservative Growth Lifestyle	142,034,831	10,012,309	(1,584,325)	8,427,984
Core Bond	529,267,212	17,858,429	(2,494,171)	15,364,258
High Yield Bond	284,784,654	21,309,107	(12,118,710)	9,190,397
International Small Cap Equity	528,822,547	67,140,809	(33,472,987)	33,667,822
Large Cap Value	141,622,566	18,465,887	(5,793,924)	12,671,963
Mid Cap Growth	135,091,153	22,864,295	(3,299,115)	19,565,180
Mid Cap Value	657,573,114	81,094,423	(30,364,550)	50,729,873
Moderate Growth Lifestyle	343,321,341	29,573,903	(8,412,214)	21,161,689
Money Market	199,325,497	—	—	—
Small Cap Growth	74,984,591	12,628,369	(4,788,765)	7,839,604
Small Cap Value	379,254,762	61,818,463	(26,781,952)	35,036,511
Socially Responsible	563,610,823	101,213,492	(19,847,712)	81,365,780
Strategic Bond	549,936,008	21,565,375	(7,055,156)	14,510,219

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains being treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2011 and the tax character of distributions paid during the year ended August 31, 2011 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long- term Gains/ Capital Loss Carryover and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$3,690,313	$(2,753,666)	$(9,182,252)	$3,191,507	$—
Capital Appreciation	222,718	(17,123,715)	2,595,834	170,287	—
Conservative Growth Lifestyle	3,219,194	929,328	3,881,132	2,696,341	—
Core Bond	13,634,596	1,486,886	5,763,591	8,197,945	—
High Yield Bond	19,920,886	(37,198,940)	(5,111,584)	20,097,831	—
International Small Cap Equity	9,949,170	(165,030,768)	9,694,006	6,066,669	—
Large Cap Value	1,632,027	(104,397,506)	(222,122)	2,048,446	—
Mid Cap Growth	—	(2,218,517)	5,032,977	—	—
Mid Cap Value	3,159,891	(30,133,386)	(28,209,201)	3,681,651	—
Moderate Growth Lifestyle	6,217,964	(2,636,546)	9,268,561	5,796,656	—
Money Market II	317	(294,101)	—	19,775	—
Small Cap Growth	—	5,832,710	(771,963)	—	—
Small Cap Value	16,335,471	—	4,480,540	4,667,231	—
Socially Responsible	9,018,906	(182,774,355)	23,523,367	8,195,892	—
Strategic Bond	27,774,842	(6,757,934)	41,233	24,935,131	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

As of August 31, 2011, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2012	2013	2014	2015	2016	2017	2018	2019
Aggressive Growth Lifestyle	$—	$—	$—	$—	$—	$—	$2,753,666	$—
Capital Appreciation	2,100,734	408,479	—	—	—	2,028,851	12,585,651	—
Conservative Growth Lifestyle	—	—	—	—	—	—	—	—
Core Bond	—	—	—	—	—	—	—	—
High Yield Bond	—	—	—	—	—	4,834,095	32,364,845	—
International Small Cap Equity	—	—	—	—	—	37,862,866	127,167,902	—
Large Cap Value	—	—	—	—	1,292,508	57,169,847	45,935,151	—
Mid Cap Growth	—	—	—	—	—	—	2,218,517	—
Mid Cap Value	—	—	—	—	—	—	30,133,386	—
Moderate Growth Lifestyle	—	—	—	—	—	—	2,636,546	—
Money Market II	—	—	—	—	—	294,101	—	—
Small Cap Growth	—	—	—	—	—	—	—	—
Small Cap Value	—	—	—	—	—	—	—	—
Socially Responsible	—	—	—	—	—	62,835,844	119,938,511	—
Strategic Bond	—	—	—	—	—	—	6,757,934	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, net capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2011, the Funds elected to defer net capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
High Yield Bond	—	—
International Small Cap Equity	—	—
Large Cap Value	—	—
Mid Cap Growth	—	4,938
Mid Cap Value	—	39,900
Moderate Growth Lifestyle	—	—
Money Market II	—	—
Small Cap Growth	—	—
Small Cap Value	—	—
Socially Responsible	—	—
Strategic Bond	—	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011		For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,506,214	$55,345,565	7,326,460	$63,273,986	226,210	$2,143,995	607,764	$5,930,707
Reinvested dividends	441,425	3,690,313	376,357	3,191,507	23,719	222,718	17,628	170,287
Shares redeemed	(1,072,002)	(9,066,353)	(2,310,755)	(19,882,337)	(243,048)	(2,345,268)	(1,020,806)	(9,783,341)

Net increase (decrease)	5,875,637	$49,969,525	5,392,062	$46,583,156	6,881	$21,445	(395,414)	$(3,682,347)

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011		For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,693,565	$30,361,417	4,048,362	$45,458,348	11,014,049	$119,973,307	23,426,398	$251,780,515
Reinvested dividends	376,112	4,148,522	245,568	2,696,341	1,414,545	15,121,483	789,023	8,197,945
Shares redeemed	(873,016)	(9,860,140)	(1,630,026)	(18,343,864)	(2,917,351)	(31,793,932)	(7,280,328)	(78,286,705)

Net increase (decrease)	2,196,661	$24,649,799	2,663,904	$29,810,825	9,511,243	$103,300,858	16,935,093	$181,691,755

	High Yield Bond				International Small Cap Equity
	For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011		For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,074,556	$22,392,853	7,445,504	$55,406,368	2,152,974	$24,054,862	3,570,996	$48,016,129
Reinvested dividends	2,866,314	19,920,886	2,806,960	20,097,831	930,699	9,949,170	458,901	6,066,669
Shares redeemed	(1,815,860)	(13,140,958)	(9,682,443)	(72,855,743)	(4,515,031)	(52,289,518)	(5,289,864)	(70,147,083)

Net increase (decrease)	4,125,010	$29,172,781	570,021	$2,648,456	(1,431,358)	$(18,285,486)	(1,259,967)	$(16,064,285)

	Large Cap Value				Mid Cap Growth
	For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011		For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	522,576	$5,322,012	1,373,269	$15,288,015	533,617	$4,051,410	4,171,729	$33,922,382
Reinvested dividends	155,136	1,632,027	186,562	2,048,446	—	—	—	—
Shares redeemed	(1,580,991)	(17,252,033)	(2,767,928)	(30,324,466)	(2,913,178)	(23,346,097)	(9,851,016)	(77,517,134)

Net increase (decrease)	(903,279)	$(10,297,994)	(1,208,097)	$(12,988,005)	(2,379,561)	$(19,294,687)	(5,679,287)	$(43,594,752)

	Mid Cap Value				Moderate Growth Lifestyle
	For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011		For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,287,621	$34,736,625	9,926,393	$161,652,285	5,515,564	$66,997,160	7,350,199	$89,812,249
Reinvested dividends	206,125	3,159,891	221,120	3,681,651	520,767	6,217,964	483,861	5,796,656
Shares redeemed	(2,115,975)	(33,151,905)	(2,929,254)	(48,927,214)	(988,726)	(11,887,648)	(2,380,474)	(29,020,358)

Net increase (decrease)	377,771	$4,744,611	7,218,259	$116,406,722	5,047,605	$61,327,476	5,453,586	$66,588,547

	Money Market II				Small Cap Growth
	For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011		For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	44,534,903	$44,534,903	125,074,072	$125,074,076	444,981	$5,633,732	2,953,692	$40,252,829
Reinvested dividends	10,094	10,094	19,775	19,775	474,204	5,832,710	—	—
Shares redeemed	(59,047,246)	(59,047,246)	(124,567,871)	(124,567,875)	(955,702)	(12,360,080)	(1,511,264)	(20,819,408)

Net increase (decrease)	(14,502,249)	$(14,502,249)	525,976	$525,976	(36,517)	$(893,638)	1,442,428	$19,433,421

	Small Cap Value				Socially Responsible
	For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011		For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	850,264	$9,917,547	4,458,273	$59,140,469	763,384	$8,177,507	4,189,047	$47,276,144
Reinvested dividends	1,368,130	16,335,471	351,713	4,667,231	816,930	9,018,906	745,081	8,195,892
Shares redeemed	(2,861,778)	(35,136,524)	(6,009,202)	(82,316,168)	(8,631,473)	(99,269,116)	(16,827,921)	(188,147,438)

Net increase (decrease)	(643,384)	$(8,883,506)	(1,199,216)	$(18,508,468)	(7,051,159)	$(82,072,703)	(11,893,793)	$(132,675,402)

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

	Strategic Bond
	For the six months ended February 29, 2012 (Unaudited)		For the year ended August 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	4,341,302	$48,545,776	7,926,433	$89,904,988
Reinvested dividends	2,583,706	27,774,842	2,304,541	24,935,131
Shares redeemed	(1,454,978)	(16,173,108)	(7,202,900)	(81,256,701)

Net increase (decrease)	5,470,030	$60,147,510	3,028,074	$33,583,418

Note 7 — Expense Reductions

Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended February 29, 2012, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Large Cap Value	$13,407
Mid Cap Growth	25,316
Mid Cap Value	26,043
Small Cap Growth	5,850
Small Cap Value	18,044

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 32.8%, 44.6% and 16.0%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund. At the end of the period, the International Small Cap Equity Fund had 17.7% and 16.5% of its net assets invested in equity securities domiciled in Japan and the United Kingdom, respectively.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At the end of the period, the Fund had 28.3% of its total net assets invested in such securities.

Note 9 — Lines of Credit

The Series and VC I have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in other expenses on the Statement of Operations. Prior to October 14, 2011, the commitment fee was 12.5 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the Fund’s shortfall exceeds $100,000.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (continued)

For the period ended February 29, 2012, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Bond	1	$76	$1,947,017	1.40%
International Small Cap Equity	47	1,216	668,475	1.39
Large Cap Value	36	475	340,788	1.39
Mid Cap Growth	2	33	426,870	1.39
Small Cap Growth	8	119	384,734	1.40
Socially Responsible	16	1,514	2,445,630	1.39

At February 29, 2012, the International Small Cap Equity Fund had $419,930 in borrowings outstanding at an interest rate of 1.40%.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 29, 2012, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the Board of Trustees of VALIC Company II. The affiliated Funds involved in such transactions must have a common investment adviser (or affiliated investment adviser), common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other renumeration is paid in connection with such transactions.

For the period ended February 29, 2012, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor.

Affiliated Broker	International Small Cap Equity	Large Cap Value
Pershing LLC	$—	$544
UBS AG	2,582	—

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 29, 2012(g)		Year Ended August 31,										Six Months Ended February 29, 2012(g)		Year Ended August 31,
			2011		2010		2009		2008		2007				2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$8.44		$7.41		$6.96		$10.63		$12.59		$11.71		$9.37		$8.01	$7.51	$10.24	$10.83	$8.90

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.19		0.22		0.14		0.24		0.23		0.03		0.05	0.05	0.05	0.01	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	0.68		1.02		0.35		(1.71)		(1.25)		1.64		1.25		1.35	0.54	(2.77)	(0.57)	1.91
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	0.00

Total income (loss) from investment operations	0.84		1.21		0.57		(1.57)		(1.01)		1.87		1.28		1.40	0.59	(2.72)	(0.56)	1.95

Distributions from:
Net investment income	(0.15)		(0.18)		(0.12)		(0.22)		(0.19)		–		(0.05)		(0.04)	(0.09)	(0.01)	(0.03)	(0.02)
Net realized gain on securities	–		–		–		(1.88)		(0.76)		(0.99)		–		–	–	–	–	–

Total distributions	(0.15)		(0.18)		(0.12)		(2.10)		(0.95)		(0.99)		(0.05)		(0.04)	(0.09)	(0.01)	(0.03)	(0.02)

Net asset value at end of period	$9.13		$8.44		$7.41		$6.96		$10.63		$12.59		$10.60		$9.37	$8.01	$7.51	$10.24	$10.83

TOTAL RETURN(a)	10.06%		16.33%		8.11%		(10.48)%		(8.92)%		16.53%		13.70%		17.41%	7.79%	(26.59)%	(5.18)%	21.90	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(f)(h)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.85	%(h)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.18	%(f)(h)	0.18	%(f)	0.20	%(f)	0.26	%(f)	0.23	%(f)	0.23	%(f)	1.10	%(h)	1.03%	1.08%	1.06%	1.01%	1.03%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	3.98	%(f)(h)	2.26	%(f)	2.92	%(f)	2.16	%(f)	2.15	%(f)	1.93	%(f)	0.65	%(h)	0.48%	0.56%	0.74%	0.05%	0.38%
Ratio of net investment income (loss) to average net assets(c)	3.90	%(f)(h)	2.18	%(f)	2.81	%(f)	2.01	%(f)	2.02	%(f)	1.80	%(f)	0.40	%(h)	0.29%	0.33%	0.53%	(0.11)%	0.19%
Portfolio turnover rate	26%		62%		43%		151%		119%		53%		92%		52%	61%	54%	57%	32%
Number of shares outstanding at end of period (000’s)	27,816		21,941		16,549		13,454		8,603		6,530		4,681		4,674	5,069	6,456	8,763	7,779
Net assets at the end of period (000’s)	$253,842		$185,211		$122,655		$93,696		$91,464		$82,221		$49,616		$43,798	$40,601	$48,510	$89,774	$84,269

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	Does not include underlying fund expenses that the Fund bears indirectly.
(g)	Unaudited
(h)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 29, 2012(g)		Year Ended August 31,										Six Months Ended February 29, 2012(g)		Year Ended August 31,
			2011		2010		2009		2008		2007				2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$11.22		$10.31		$9.60		$10.23		$11.29		$10.70		$10.90		$10.68	$9.96	$10.08	$10.17	$10.09

Income (loss) from investment operations:
Net investment income (loss)(d)	0.34		0.34		0.39		0.33		0.27		0.19		0.17		0.38	0.42	0.51	0.51	0.48
Net realized and unrealized gain (loss) on investments and foreign currencies	0.49		0.87		0.63		(0.53)		(0.72)		0.99		0.26		0.13	0.82	0.09	(0.28)	(0.11)
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.83		1.21		1.02		(0.20)		(0.45)		1.18		0.43		0.51	1.24	0.60	0.23	0.37

Distributions from:
Net investment income	(0.27)		(0.30)		(0.31)		(0.26)		(0.16)		–		(0.30)		(0.29)	(0.52)	(0.72)	(0.32)	(0.29)
Net realized gain on securities	(0.08)		–		–		(0.17)		(0.45)		(0.59)		(0.05)		–	–	–	–	–

Total distributions	(0.35)		(0.30)		(0.31)		(0.43)		(0.61)		(0.59)		(0.35)		(0.29)	(0.52)	(0.72)	(0.32)	(0.29)

Net asset value at end of period	$11.70		$11.22		$10.31		$9.60		$10.23		$11.29		$10.98		$10.90	$10.68	$9.96	$10.08	$10.17

TOTAL RETURN(a)	7.56%		11.82%		10.69%		(1.36)%		(4.36)%		11.28%		4.01%		4.89%	12.95%	6.87%	2.24%	3.67%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(h)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(h)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.20	%(e)(h)	0.20	%(e)	0.23	%(e)	0.31	%(e)	0.27	%(e)	0.28	%(e)	0.87	%(h)	0.88%	0.90%	0.98%	0.93%	0.93%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	6.11	%(e)(h)	3.05	%(e)	3.93	%(e)	3.84	%(e)	2.58	%(e)	1.75	%(e)	3.18	%(h)	3.65%	4.23%	5.38%	4.97%	4.84%
Ratio of net investment income (loss) to average net assets(c)	6.02	%(e)(h)	2.95	%(e)	3.81	%(e)	3.63	%(e)	2.40	%(e)	1.57	%(e)	3.08	%(h)	3.53%	4.10%	5.17%	4.80%	4.68%
Portfolio turnover rate	16%		66%		40%		180%		107%		75%		86%		161%	178%	134%	158%	180	%(f)
Number of shares outstanding at end of period (000’s)	12,862		10,665		8,001		6,004		5,715		4,332		49,256		39,745	22,810	16,054	20,731	20,671
Net assets at the end of period (000’s)	$150,456		$119,710		$82,508		$57,659		$58,445		$48,897		$540,895		$433,168	$243,578	$159,971	$209,052	$210,322

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007
Core Bond	155%
(g)	Unaudited
(h)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund							International Small Cap Equity Fund
	Six Months Ended February 29, 2012(f)		Year Ended August 31,					Six Months Ended February 29, 2012(f)		Year Ended August 31,
			2011	2010	2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$7.28		$7.36	$6.78	$8.43	$9.10	$9.32	$12.47		$11.23	$10.95	$14.58	$19.78	$16.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.22		0.56	0.60	0.68	0.72	0.69	0.05		0.16	0.11	0.16	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.38		(0.05)	0.60	(1.61)	(0.87)	(0.26)	0.09		1.21	0.33	(2.92)	(3.62)	3.68
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	0.00

Total income (loss) from investment operations	0.60		0.51	1.20	(0.93)	(0.15)	0.43	0.14		1.37	0.44	(2.76)	(3.46)	3.84

Distributions from:
Net investment income	(0.55)		(0.59)	(0.62)	(0.72)	(0.50)	(0.44)	(0.21)		(0.13)	(0.16)	(0.14)	(0.11)	(0.06)
Net realized gain on securities	–		–	–	–	(0.02)	(0.21)	–		–	–	(0.73)	(1.63)	(0.80)

Total distributions	(0.55)		(0.59)	(0.62)	(0.72)	(0.52)	(0.65)	(0.21)		(0.13)	(0.16)	(0.87)	(1.74)	(0.86)

Net asset value at end of period	$7.33		$7.28	$7.36	$6.78	$8.43	$9.10	$12.40		$12.47	$11.23	$10.95	$14.58	$19.78

TOTAL RETURN(a)	8.58%		7.00%	18.42%	(7.97)%	(1.79)%	4.62%	1.38%		12.14%	4.04%	(17.61)%	(18.68)%	23.44	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.96	%(g)	0.96%	0.97%	0.99%	0.99%	0.99%	1.00	%(g)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	1.03	%(g)	1.03%	1.06%	1.16%	1.13%	1.16%	1.33	%(g)	1.28%	1.26%	1.32%	1.31%	1.29%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	6.12	%(g)	7.48%	8.44%	11.11%	8.25%	7.63%	0.89	%(g)	1.18%	0.94%	1.71%	0.97%	0.84%
Ratio of net investment income (loss) to average net assets(c)	6.05	%(g)	7.42%	8.35%	10.94%	8.12%	7.46%	0.56	%(g)	0.91%	0.69%	1.40%	0.66%	0.55%
Portfolio turnover rate	12%		47%	47%	91%	57%	47%	94%		66%	126%	132%	101%	72%
Number of shares outstanding at end of period (000’s)	40,147		36,022	35,452	28,189	24,516	21,225	45,514		46,945	48,205	51,389	42,957	37,205
Net assets at the end of period (000’s)	$294,180		$262,380	$261,050	$191,246	$206,712	$193,127	$564,166		$585,357	$541,326	$562,725	$626,351	$735,844

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.06% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund							Mid Cap Growth Fund
	Six Months Ended February 29, 2012(e)		Year Ended August 31,					Six Months Ended February 29, 2012(e)		Year Ended August 31,
			2011	2010	2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$10.41		$9.26	$9.37	$12.51	$15.74	$14.58	$7.93		$6.28	$5.79	$7.42	$9.36	$8.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.11	0.14	0.15	0.20	0.18	0.01		(0.02)	(0.02)	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.08		1.18	(0.07)	(3.00)	(2.51)	1.67	0.70		1.67	0.51	(1.59)	(0.97)	1.80
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	1.15		1.29	0.07	(2.85)	(2.31)	1.85	0.71		1.65	0.49	(1.60)	(0.99)	1.78

Distributions from:
Net investment income	(0.11)		(0.14)	(0.18)	(0.29)	(0.14)	(0.07)	–		–	–	–	–	–
Net realized gain on securities	–		–	–	–	(0.78)	(0.62)	–		–	–	(0.03)	(0.95)	(0.57)

Total distributions	(0.11)		(0.14)	(0.18)	(0.29)	(0.92)	(0.69)	–		–	–	(0.03)	(0.95)	(0.57)

Net asset value at end of period	$11.45		$10.41	$9.26	$9.37	$12.51	$15.74	$8.64		$7.93	$6.28	$5.79	$7.42	$9.36

TOTAL RETURN(a)	11.16%		13.84%	0.61%	(22.55)%	(15.47)%	12.89%	8.95%		26.27%	8.46%	(21.43)%	(11.98)%	22.57%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.94	%(f)	0.93%	0.93%	0.97%	0.92%	0.89%	1.17	%(f)	1.19%	1.15%	1.25%	1.17%	1.25%
Ratio of expense reductions to average net assets	0.02	%(f)	0.01%	0.00%	0.01%	0.01%	–	0.03	%(f)	0.02%	0.01%	0.05%	0.02%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.39	%(f)	0.98%	1.41%	1.70%	1.41%	1.16%	0.14	%(f)	(0.32)%	(0.33)%	(0.29)%	(0.28)%	(0.26)%
Ratio of net investment income (loss) to average net assets(c)	1.26	%(f)	0.86%	1.29%	1.53%	1.30%	1.08%	(0.18	)%(f)	(0.66)%	(0.63)%	(0.69)%	(0.60)%	(0.66)%
Portfolio turnover rate	32%		65%	224%	182%	183%	105%	58%		206%	76%	116%	125%	121%
Number of shares outstanding at end of period (000’s)	13,640		14,543	15,751	16,825	24,675	26,589	17,954		20,333	26,012	27,455	28,873	9,052
Net assets at the end of period (000’s)	$156,155		$151,360	$145,778	$157,711	$308,635	$418,508	$155,067		$161,271	$163,364	$158,841	$214,201	$84,765

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund							Moderate Growth Lifestyle Fund
	Six Months Ended February 29, 2012(f)		Year Ended August 31,					Six Months Ended February 29, 2012(f)		Year Ended August 31,
			2011	2010	2009	2008	2007			2011		2010		2009		2008		2007

PER SHARE DATA
Net asset value at beginning of period	$15.28		$13.61	$12.71	$15.31	$20.09	$18.75	$12.04		$10.81		$10.12		$11.40		$13.04		$12.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.04	0.08	0.13	0.07	0.10	0.28		0.30		0.37		0.25		0.29		0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	2.09		1.74	0.97	(2.40)	(3.11)	3.14	0.78		1.23		0.55		(0.96)		(1.08)		1.49
Net increase from payments by affiliates	–		–	–	–	–	–	–		–		–		–		–		–

Total income (loss) from investment operations	2.12		1.78	1.05	(2.27)	(3.04)	3.24	1.06		1.53		0.92		(0.71)		(0.79)		1.70

Distributions from:
Net investment income	(0.08)		(0.11)	(0.15)	(0.06)	(0.09)	(0.07)	(0.24)		(0.30)		(0.23)		(0.26)		(0.17)		(0.12)
Net realized gain on securities	–		–	–	(0.27)	(1.65)	(1.83)	–		–		–		(0.31)		(0.68)		(0.98)

Total distributions	(0.08)		(0.11)	(0.15)	(0.33)	(1.74)	(1.90)	(0.24)		(0.30)		(0.23)		(0.57)		(0.85)		(1.10)

Net asset value at end of period	$17.32		$15.28	$13.61	$12.71	$15.31	$20.09	$12.86		$12.04		$10.81		$10.12		$11.40		$13.04

TOTAL RETURN(a)	13.92%		12.98%	8.21%	(14.17)%	(16.05)%	18.15%	8.96%		14.20%		9.07%		(5.33)%		(6.70)%		14.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05	%(g)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.12	%(g)	1.15%	1.11%	1.17%	1.13%	1.11%	0.17	%(e)(g)	0.17	%(e)	0.18	%(e)	0.22	%(e)	0.20	%(e)	0.20	%(e)
Ratio of expense reductions to average net assets	0.01	%(g)	0.02%	0.02%	0.03%	0.01%	0.02%	–		–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.33	%(g)	0.23%	0.54%	1.22%	0.43%	0.47%	4.75	%(e)(g)	2.47	%(e)	3.45	%(e)	2.81	%(e)	2.42	%(e)	1.64	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.26	(g)	0.13%	0.48%	1.10%	0.35%	0.41%	4.69	%(e)(g)	2.41	%(e)	3.37	%(e)	2.69	%(e)	2.32	%(e)	1.54	%(e)
Portfolio turnover rate	49%		108%	81%	84%	72%	59%	19%		58%		34%		175%		108%		64%
Number of shares outstanding at end of period (000’s)	40,693		40,315	33,097	37,634	40,372	26,139	28,334		23,286		17,832		14,009		12,783		9,401
Net assets at the end of period (000’s)	$704,988		$615,965	$450,578	$478,457	$618,150	$525,119	$364,476		$280,436		$192,841		$141,786		$145,705		$122,551

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund									Small Cap Growth Fund
	Six Months Ended February 29, 2012(f)		Year Ended August 31,							Six Months Ended February 29, 2012(f)		Year Ended August 31,
			2011		2010		2009	2008	2007			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$12.87		$10.20	$9.31	$11.46	$14.59	$12.68

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00		0.00		0.01	0.03	0.05	(0.04)		(0.10)	(0.08)	(0.07)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		(0.00)		0.00		(0.00)	(0.00)	–	1.78		2.77	0.97	(1.96)	(2.20)	2.00
Net increase from payments by affiliates	–		0.00		0.00		–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.00		0.00		0.00		0.01	0.03	0.05	1.74		2.67	0.89	(2.03)	(2.29)	1.91

Distributions from:
Net investment income	(0.00)		(0.00)		(0.00)		(0.01)	(0.03)	(0.05)	–		–	–	–	–	–
Net realized gain on securities	–		–		–		–	–	–	(0.99)		–	–	(0.12)	(0.84)	–

Total distributions	(0.00)		(0.00)		(0.00)		(0.01)	(0.03)	(0.05)	(0.99)		–	–	(0.12)	(0.84)	–

Net asset value at end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$13.62		$12.87	$10.20	$9.31	$11.46	$14.59

TOTAL RETURN(a)	0.00%		0.01	%(e)	0.01	%(e)	0.89%	3.08%	4.88%	14.39%		26.18%	9.56%	(17.44)%	(16.52)%	15.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.16	%(g)	0.20%		0.37%		0.55%	0.55%	0.55%	1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.66	%(g)	0.65%		0.64%		0.75%	0.67%	0.64%	1.34	%(g)	1.32%	1.36%	1.49%	1.39%	1.35%
Ratio of expense reduction to average net assets	–		–		–		–	–	–	0.02	%(g)	0.01%	0.01%	0.01%.	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.01	%(g)	0.01%		0.01%		0.94%	3.04%	4.78%	(0.67	)%(g)	(0.76)%	(0.83)%	(0.88)%	(0.75)%	(0.67)%
Ratio of net investment income (loss) to average net assets(c)	(0.49	)%(g)	(0.44)%		(0.26)%		0.73%	2.93%	4.69%	(0.85	)%(g)	(0.92)%	(1.03)%	(1.21)%	(0.98)%	(0.86)%
Portfolio turnover rate	N/A		N/A		N/A		N/A	N/A	N/A	28%		79%	80%	83%	158%	58%
Number of shares outstanding at end of period (000’s)	200,175		214,677		214,151		253,830	329,922	337,050	6,087		6,124	4,681	4,546	4,195	3,884
Net assets at the end of period (000’s)	$199,906		$214,407		$213,807		$253,242	$329,212	$337,050	$82,887		$78,839	$47,757	$42,310	$48,061	$56,678

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	Six Months Ended February 29, 2012(g)		Year Ended August 31,						Six Months Ended February 29, 2012(g)		Year Ended August 31,
			2011	2010	2009	2008	2007				2011		2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$12.41		$10.27	$9.88	$13.75	$15.35	$15.06		$10.92		$9.34		$8.93	$11.39	$13.49	$12.06

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.04	0.06	0.15	0.17	0.12		0.08		0.13		0.12	0.14	0.18	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	1.01		2.23	0.43	(3.28)	(0.98)	1.27		1.28		1.57		0.44	(2.37)	(1.46)	1.51
Net increase from payments by affiliates	–		–	–	–	–	0.00		–		–		–	–	–	0.00

Total income (loss) from investment operations	1.05		2.27	0.49	(3.13)	(0.81)	1.39		1.36		1.70		0.56	(2.23)	(1.28)	1.70

Distributions from:
Net investment income	(0.12)		(0.13)	(0.10)	(0.12)	(0.09)	(0.07)		(0.15)		(0.12)		(0.15)	(0.19)	(0.12)	(0.06)
Net realized gain on securities	(0.39)		–	–	(0.62)	(0.70)	(1.03)		–		–		–	(0.04)	(0.70)	(0.21)

Total distributions	(0.51)		(0.13)	(0.10)	(0.74)	(0.79)	(1.10)		(0.15)		(0.12)		(0.15)	(0.23)	(0.82)	(0.27)

Net asset value at end of period	$12.95		$12.41	$10.27	$9.88	$13.75	$15.35		$12.13		$10.92		$9.34	$8.93	$11.39	$13.49

TOTAL RETURN(a)	8.85%		22.06%	4.96%	(21.71)%	(5.23)%	9.22	%(e)	12.63%		18.19	%(e)	6.23%	(19.20)%	(10.04)%	14.22	%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(h)	0.95%	0.95%	0.95%	0.95%	0.95%		0.56	%(h)	0.56%		0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.08	%(h)	1.07%	1.14%	1.11%	1.11%	1.11%		0.63	%(h)	0.63%		0.63%	0.69%	0.65%	0.63%
Ratio of expense reductions to average net assets	0.01	%(h)	0.01%	0.01%	0.00%	0.01%	0.00%		–		–		–	0.02%	0.02%	0.03%
Ratio of net investment income (loss) to average net assets(b)	0.71	%(h)	0.33%	0.52%	1.77%	1.02%	0.77%		1.50	%(h)	1.19%		1.20%	1.79%	1.46%	1.45%
Ratio of net investment income (loss) to average net assets(c)	0.58	%(h)	0.21%	0.33%	1.60%	0.86%	0.61%		1.43	%(h)	1.12%		1.13%	1.67%	1.37%	1.38%
Portfolio turnover rate	47%		116%	132%	32%	39%	33%		29%		81%		98%	86%	120%	152%
Number of shares outstanding at end of period (000’s)	31,983		32,626	33,825	34,981	22,274	16,918		53,077		60,129		72,022	73,479	80,127	68,651
Net assets at the end of period (000’s)	$414,312		$404,748	$347,417	$345,551	$306,357	$259,704		$643,993		$656,395		$672,566	$656,132	$912,992	$925,906

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a gain realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(g)	Unaudited
(h)	Annualized

See Notes to Financial Statements

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 29, 2012(f)		Year Ended August 31,
			2011	2010	2009	2008	2007

PER SHARE DATA
Net asset value at beginning of period	$11.31		$11.22	$10.29	$11.10	$11.33	$11.36

Income (loss) from investment operations:
Net investment income (loss)(d)	0.26		0.60	0.60	0.66	0.65	0.61
Net realized and unrealized gain (loss) on investments and foreign currencies	0.27		0.09	0.85	(0.60)	(0.29)	(0.12)
Net increase from payments by affiliates	–		–	–	–	–	–

Total income (loss) from investment operations	0.53		0.69	1.45	0.06	0.36	0.49

Distributions from:
Net investment income	(0.60)		(0.60)	(0.52)	(0.87)	(0.51)	(0.40)
Net realized gain on securities	–		–	–	–	(0.08)	(0.12)

Total distributions	(0.60)		(0.60)	(0.52)	(0.87)	(0.59)	(0.52)

Net asset value at end of period	$11.24		$11.31	$11.22	$10.29	$11.10	$11.33

TOTAL RETURN(a)	4.93%		6.36%	14.51%	2.23%	3.13%	4.32%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89	%(g)	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets(c)	0.94	%(g)	0.95%	0.95%	1.05%	1.00%	1.02%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	4.75	%(g)	5.33%	5.65%	7.01%	5.81%	5.49%
Ratio of net investment income (loss) to average net assets(c)	4.70	%(g)	5.27%	5.59%	6.85%	5.70%	5.35%
Portfolio turnover rate	81%		144%	141%	129%	127%	126	%(e)
Number of shares outstanding at end of period (000’s)	49,747		44,277	41,249	34,144	31,963	25,743
Net assets at the end of period (000’s)	$559,048		$500,792	$462,619	$351,498	$354,895	$291,727

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007
Strategic Bond	120%
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

October 24-25, 2011 Board of Trustees Meeting

At an in-person meeting held on October 24-25, 2011, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved (i) an amendment to the existing investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and The Boston Company Asset Management LLC (“Boston Company”) to reflect that Boston Company will manage the assets of the Capital Appreciation Fund (the “Amended Boston Company Sub-Advisory Agreement”), (ii) an investment sub-advisory agreement between VALIC and UBS Global Asset Management (Americas) Inc. (“UBS”) to reflect that UBS will manage a portion of the assets of the International Small Cap Equity Fund (the “UBS Sub-Advisory Agreement”), and (iii) an investment sub-advisory agreement between VALIC and Robeco Investment Management, Inc. (“Robeco”) to reflect that Robeco will manage the asset of the Mid Cap Value Fund (the “Robeco Sub-Advisory Agreement”).

The Amended Boston Company Sub-Advisory Agreement, the UBS Sub-Advisory Agreement and the Robeco Sub-Advisory Agreement are collectively referred to as the “Sub-Advisory Agreements” and each a “Sub-Advisory Agreement.” Boston Company, UBS and Robeco are collectively referred to as the “Sub-advisers” and each a “Sub-adviser.” Capital Appreciation Fund, International Small Cap Equity Fund and Mid Cap Value Fund are collectively referred to as the “Funds,” and each a “Fund.”

In connection with the approval of the Sub-Advisory Agreements, the Board approved (i) the termination of Bridgeway Capital Management Inc. (“Bridgeway”) as the existing sub-adviser of the Capital Appreciation Fund, (ii) the termination of PineBridge Investments, LLC (“PineBridge”) as the existing sub-adviser of the International Small Cap Equity, and (iii) the termination of Nuveen Asset Management LLC (“Nuveen”) as the sub-adviser of the Mid Cap Value Fund. It was noted that Invesco Advisers, Inc. (“Invesco”) will continue to serve as a co-sub-adviser of the International Small Cap Equity Fund.

Factors Considered by the Board of Trustees

The Board received materials relating to certain factors the Board considered in determining to approve the Sub-Advisory Agreements. Those factors included: (1) the nature, extent and quality of services to be provided by the Sub-advisers; (2) each Sub-adviser’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Sub-advisory Expense Group/Universe”), as selected by Lipper, Inc., an independent third-party provider of investment company data; (3) the investment performance of each Fund compared to the investment performance of comparable funds in its Morningstar category (“Performance Group”) and against each Fund’s benchmark (“Benchmark”), and the investment performance of a comparable fund or composite managed by each Sub-adviser against the relevant Fund’s Performance Group and Benchmark; (4) the costs of services and the benefits potentially to be derived by the Sub-advisers, (5) whether the Fund would benefit from possible economies of scale by engaging the Sub-advisers; (6) the profitability of the Sub-advisers; and (7) the terms of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements, the Board also took into account presentations made at the Meeting by members of management as well as presentations made by representatives from each Sub-adviser who responded to questions posed by the Board and management. The Independent Directors were separately represented by independent counsel in connection with their consideration of the approval of the Sub-Advisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Board also considered that each Sub-adviser’s management of a Fund is subject to the oversight of VALIC and the Board, and each Fund must be managed in accordance with its investment objective, policies and restrictions as set forth in its prospectus and statement of additional information. The Board considered information provided to it regarding the services to be provided by the Sub-advisers. The Board considered the qualifications, background and responsibilities of the Sub-advisers’ investment personnel who would be responsible for providing investment management services to the Funds. The Board considered the investment strategies, investment style and investment processes that would be implemented by the Sub-advisers’ portfolio management teams. The Board took into account the financial condition of the Sub-advisers. In addition, the Board noted that Boston Company currently sub-advises the VALIC Company I (“VC I”) Large Cap Value Fund and that management is familiar with Boston Company’s business, legal, operations and compliance staff.

The Board, including a majority of the Independent Trustees, concluded that the scope and quality of advisory services to be provided by the Sub-advisers under the Sub-Advisory Agreements would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed each Fund’s sub-advisory fee rates compared against the relevant Sub-advisory Expense Group/Universe. The Board also considered that VALIC negotiated the sub-advisory fee rates at arms-length and that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Funds. The Board considered that the sub-advisory fee rate payable to each Sub-adviser contains breakpoints. The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable.

Capital Appreciation Fund. The Board considered that the sub-advisory fee payable to Boston Company is equal to the sub-advisory fee payable to Bridgeway based on the Fund’s assets as of September 30, 2011 but that once the Fund’s assets exceed $100 million, the sub-advisory fee payable to Boston Company would be lower than the sub-advisory fee payable to Bridgeway. The Board further noted that once Fund assets exceed $100 million, the amount of the advisory fee that VALIC retains would increase relative to what it would retain under the existing fee schedule with Bridgeway. The Board also considered that the sub-advisory fee rate payable to Boston Company was below the medians of the Fund’s Sub-advisory Expense Group/Universe.

International Small Cap Equity Fund. The Board considered that the sub-advisory fee payable to UBS is higher than the sub-advisory fee payable to PineBridge on the first $50 million of assets, equal to the sub-advisory fee payable to PineBridge on the next $50 million of assets, lower than the sub-advisory fee payable to PineBridge on assets between $100 million and $750 million, and equal to the sub-advisory fee payable to PineBridge on assets over $750 million. The Board noted that the Fund’s total assets as of September 30, 2011 were approximately $523 million, and that at this asset level, the subadvisory fee payable to UBS would be lower than the subadvisory fee payable to PineBridge which would increase the amount of the advisory fee that VALIC retains. The Board also considered that the sub-advisory fee rate payable to UBS was equal to the median of the Fund’s Sub-Advisory Expense Group and above the median of the Sub-Advisory Expense Universe

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Mid Cap Value Fund. The Board considered that the sub-advisory fee payable to Robeco is lower than the sub-advisory fee payable to Nuveen at all asset levels, which would increase the amount of the advisory fee that VALIC could retain. The Board also considered that the sub-advisory fee rate payable to Robeco was below the median of the Fund’s Sub-Advisory Expense Group and the median of the Sub-Advisory Expense Universe.

The Board also took into account management’s discussion of each Fund’s expenses, and noted that each Fund’s advisory fee rate would remain the same.

The Board received and reviewed information prepared by management regarding the Funds’ investment performance compared against the Benchmarks and their respective Performance Groups as of the period ended August 31, 2011. The Board also noted that it regularly reviews detailed performance information about the Funds.

With respect to the Capital Appreciation Fund’s performance, the Board considered that management has closely monitored the Fund’s performance for more than two years and that the performance of the Fund has been inconsistent, resulting in a poor long-term track record. The Board also considered the performance of another fund managed by Boston Company with a similar investment objective and investment style as the Fund (the “Boston Company Comparable Fund”). The Board noted that the Boston Company Comparable Fund underperformed the Benchmark for the year-to-date and one-year periods ended August 31, 2011, and outperformed the Benchmark for the three- and five-year periods ended August 31, 2011. The Board also noted that the Boston Company Comparable Fund underperformed its Performance Group for the year-to-date period ended August 31, 2011, and outperformed its Performance Group for the one-, three- and five-year periods ended August 31, 2011.

With respect to the International Small Cap Equity Fund’s performance, the Board considered that management has closely monitored the Fund’s performance for more than two years, and that Invesco had been added as a second sub-adviser with the expectation that the combination would improve Fund performance, however this has not been the case. The Board also considered the performance of a composite consisting of accounts managed by UBS with a similar investment objective and investment style as the Fund (the “UBS Composite”). The Board noted that the UBS Composite underperformed the Benchmark for the year-to-date and three-year periods ended August 31, 2011 and outperformed the Benchmark for the one- and five-year periods ended August 31, 2011. The Board also noted that the UBS Composite underperformed its Performance Group for the year-to-date and three-year periods ended August 31, 2011 and outperformed its Performance Group for one- and five-year periods ended August 31, 2011. The Board also considered information presented by management regarding the hypothetical performance of the Fund had it been sub-advised by UBS with the proposed allocation between UBS and the Fund’s current Sub-adviser, Invesco.

With respect to the Mid Cap Value Fund’s performance, the Board considered that management has closely monitored the Fund’s performance for more than a year and that Nuveen has been the source of much of the Fund’s underperformance. The Board also considered the performance of another fund managed by Robeco with a similar investment objective and investment style as the Fund (the “Robeco Comparable Fund”). The Board noted that the Robeco Comparable Fund outperformed the Benchmark and Performance Group for the year-to-date, one-, three- and five-year periods ended August 31, 2011. The Board also considered information presented by management regarding the hypothetical performance of the Fund had it been sub-advised by Robeco with the proposed allocation between Robeco and the Fund’s current Sub-advisers, Wellington and Tocqueville.

The Board concluded that the sub-advisory fees payable to each Sub-adviser are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also took into account management’s discussion of each Fund’s past performance and the performance of the comparable funds or the composite, as applicable.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the Sub-Advisory Agreements. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory and sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to a Fund are de minimis. Because sub-advisory fees are paid by VALIC and not by a Fund, the Board concluded that the costs of the services to be provided by each Sub-adviser and the profitability to each Sub-adviser from its relationship with the Funds was not a material factor in its deliberations with respect to consideration of approval of the Sub-Advisory Agreements. For similar reasons, the Board also concluded that the potential for economies of scale in each Sub-adviser’s management of the Funds was not a material factor in approving the Sub-Advisory Agreements although the Board noted that the proposed sub-advisory fee schedules contained breakpoints.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements, including the duties and responsibilities undertaken by each Sub-adviser. The Board also reviewed the terms of payment for services to be rendered by each Sub-adviser and noted that VALIC would compensate each Sub-adviser out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that the Sub-advisers will pay all of their own expenses in connection with the performance of their duties as well as the cost of maintaining the staff and personnel as necessary for it to perform their obligations. The Board also considered the termination and liability provisions of the Sub-Advisory Agreements and other terms contained therein. The Board concluded that the terms of the Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and its deliberations, the Board, including a majority of the Independent Trustees, concluded that it was in the best interests of the Funds and their shareholders to approve the Sub-Advisory Agreements.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited)

Supplement to the Prospectus dated January 1, 2012

International Small Cap Equity Fund. On January 31, 2012, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved a name change for the International Small Cap Equity Fund (the “Fund”) and certain changes to the Fund’s principal investment strategies and principal investment risks. The following changes will become effective on or about May 1, 2012.

•	Name Change. The Fund’s name will change to the “International Opportunities Fund.”

•

Principal Investment Strategies. The Fund’s principal investment strategy currently reads as follows: “Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small cap companies throughout the world, excluding the United States. The definition of a “small cap company” is dependent on the size of the market. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small cap companies whose capitalization, at the time of purchase, does not exceed U.S. $6 billion.”

This policy may be changed by the Board without shareholder approval provided written notice is provided 60 days in advance of such change. The Board approved the following revised policy:

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity and equity-related securities of small to mid cap companies throughout the world, excluding the United States. The sub-adviser will determine company size on a country-specific basis. The Fund will invest primarily in small to mid cap companies whose capitalization, at the time of purchase does not exceed $10 billion.

•

Principal Investment Risks. The Fund is currently subject to the following principal investment risks: Active Management Risk, Emerging Markets Risk, Foreign Investment Risk, Geographic Concentration Risk, Market Risk and Small Capitalization Company Risk.

Upon the change of the Fund’s principal investment strategy, Small Capitalization Company Risk will be replaced with Small and Medium Sized Companies Risk.

Date: February 2, 2012

Aggressive Growth Lifestyle Fund, Moderate Growth Lifestyle Fund and Conservative Growth Lifestyle Fund. Effective February 13, 2012, in each Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Timothy Campion is deleted in its entirety.

In the Management section under Investment Sub-Advisers -— PineBridge Investments, LLC (“PineBridge”), all reference to Timothy Campion with respect to the Funds is deleted in its entirety.

The following changes apply to the Socially Responsible Fund:

Effective February 16, 2012, in the Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Brendan Voege is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager

In the Management section under Investment Sub-Advisers -— SunAmerica Asset Management Corp. (“SAAMCo”), all reference to Brendan Voege with respect to the Socially Responsible Fund is deleted in its entirety. The portfolio management information is supplemented as follows:

Timothy Campion serves as the portfolio manager of the Socially Responsible Fund. Mr. Campion, Vice President and Portfolio Manager, joined SAAMCo in February 2012. He is a quantitative analyst, evaluating portfolios on the theory and application of attribution, risk characteristics, and style analysis. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999.

Date: February 16, 2012

Small Cap Value Fund. Effective April 1, 2012, in the Fund Summary, in the Investment Adviser section, the information about the current co-portfolio manager Christopher T. Blum is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Phillip Hart, CFA	2012	Executive Director

In the Management section under Investment Sub-Advisers -— J.P. Morgan Investment Management Inc. (“JPMIM”), the third paragraph is deleted in its entirety and replaced with the following:

The portion of the Small Cap Value Fund sub-advised by JPMIM is managed by Dennis S. Ruhl and Phillip Hart. Mr. Ruhl, Managing Director, joined the JPMIM U.S. Small Cap Equity Group in 2001 and has been an employee of JPMIM since 1999. Mr. Hart has worked as a portfolio manager for the U.S. Behavioral Finance Small Cap equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst. Messrs. Ruhl and Hart hold the Chartered Financial Analyst designation.

Date: March 30, 2012

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited) — (continued)

Supplement to the Prospectus dated January 1, 2012

Aggressive Growth Lifestyle Fund. In the Fund Summary, the section Fees and Expenses of the Fund is hereby amended as follows:

The table under Annual Fund Operating Expenses and the corresponding footnotes are deleted and replaced with the following:

Management Fees	0.10%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.82%
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement	0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement(1) (2)	0.92%

(1) The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

(2) The adviser has contractually agreed to reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2012, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

The table under the Expense Example is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$94	$310	$544	$1,217

Conservative Growth Lifestyle Fund. In the Fund Summary, the section Fees and Expenses of the Fund is hereby amended as follows:

The table under Annual Fund Operating Expenses and the corresponding footnotes are deleted and replaced with the following:

Management Fees	0.10%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.82%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement	0.10%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)(2)	0.92%

(1) The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

(2) The adviser has contractually agreed to reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2012, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

The table under the Expense Example is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$94	$315	$554	$1,239

Moderate Growth Lifestyle Fund. In the Fund Summary, the section Fees and Expenses of the Fund is hereby amended as follows:

The table under Annual Fund Operating Expenses and the corresponding footnotes are deleted and replaced with the following:

Management Fees	0.10%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.82%
Total Annual Fund Operating Expenses	0.99%
Expense Reimbursement	0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)(2)	0.92%

(1) The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the operating expenses of the Fund (0.10%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited) — (continued)

(2) The adviser has contractually agreed to reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2012, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.10%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

The table under the Expense Example is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$94	$308	$540	$1,207

International Small Cap Equity Fund (to be renamed International Opportunities Fund effective May 1, 2012). In the Fund Summary, the section Fees and Expenses of the Fund is hereby amended as follows:

The table under Annual Fund Operating Expenses and the corresponding footnotes are deleted and replaced with the following:

Management Fees	0.82%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.30%
Expense Reimbursement	0.28%
Total Annual Fund Operating Expenses After Expense Reimbursement(1)(2)	1.02%

(1) The Total Annual Fund Operating Expenses for the Fund does not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table of the annual report, which reflects the operating expenses of the Fund (1.00%) and does not include Acquired Fund Fees and Expenses. “Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

(2) The adviser has contractually agreed to reimburse the expenses of the Fund (excluding Acquired Fund Fees and Expenses) until December 31, 2012, so that the Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 1.00%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

The table under the Expense Example is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$104	$384	$686	$1,543

The prospectus is further amended as follows:

In the Additional Information about Funds’ Investment Strategies and Risks section, under International Small Cap Equity Fund, the last paragraph is hereby amended as follows:

The Fund may also invest in other investment companies (including exchange-traded funds). Investment company risk and interest rate risk are additional non-principal risks of the Fund.

In the Management section, under Additional Information about Fund Expenses in the subparagraph labeled Acquired Fund Fees and Expenses, the reference to the International Small Cap Equity Fund is deleted.

Date: April 25, 2012

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Invesco Advisers, Inc.

1555 Peachtree Street, N.E.

Atlanta, Georgia 30309

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments LLC

399 Park Avenue

New York, NY 10022

Robeco Investment Management, Inc.

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Melton Center

201 Washington St.

Boston, MA 02108

Tocqueville Asset Management LP

40 West 57th Street, 19th Floor

New York, New York 10019

UBS Global Asset Management (Americas), Inc.

One North Wacker Drive

Chicago, Illinois 60606

Wellington Management Co. LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

John E. Smith Jr,

Assistant Treasurer

Louis O. Ducote II,

Assistant Secretary

Shana L. Walker,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 10855 (12/2010) 79619 EE

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Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (12/2010) J80543 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

VC 11288 (02/2012) J74500

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: May 8, 2012

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 8, 2012